UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.9%
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	648	$678,864
Indonesia — 1.0%
Perusahaan Gas Negara Persero Tbk PT, 5.13%, 5/16/24 (a)		700	701,750
Netherlands — 1.0%
Lukoil International Finance BV, 4.56%, 4/24/23		800	718,000
Russia — 1.1%
Gazprom Neft Oao Via GPN Capital SA, 6.00%, 11/27/23		800	756,082
Saudi Arabia — 2.6%
Saudi Electricity Global Sukuk Co. 3, 4.00%, 4/08/24 (a)		1,800	1,849,500
United Arab Emirates — 3.1%
DP World Ltd., 6.85%, 7/02/37 (a)		2,000	2,242,600
Venezuela — 5.9%
Petroleos de Venezuela SA:
12.75%, 2/17/22		2,000	1,667,500
9.75%, 5/17/35		4,000	2,540,000

			4,207,500
Total Foreign Agency Obligations — 15.6%			11,154,296

Foreign Government Obligations
Argentina — 4.5%
Provincia de Buenos Aires, 11.75%, 10/05/15		1,500	1,425,000
Republic of Argentina, 7.00%, 10/03/15		1,900	1,767,000

			3,192,000
Brazil — 3.6%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/01/25	BRL	4,753	1,698,633
Federative Republic of Brazil, 5.00%, 1/27/45	USD	900	846,000

			2,544,633

Foreign Government Obligations		Par (000)	Value
Croatia — 2.0%
Republic of Croatia, 3.88%, 5/30/22	EUR	1,100	$1,397,171
Czech Republic — 4.5%
Czech Republic, 0.50%, 7/28/16	CZK	70,000	3,239,992
Dominican Republic — 3.5%
Dominican Republic, 7.45%, 4/30/44 (a)	USD	2,335	2,510,125
Ghana — 0.9%
Republic of Ghana, 8.13%, 1/18/26 (a)		660	661,650
Hungary — 9.8%
Republic of Hungary:
6.00%, 11/24/23	HUF	400,000	1,799,148
5.38%, 3/25/24	USD	1,900	2,004,500
7.63%, 3/29/41		2,500	3,187,500

			6,991,148
Indonesia — 5.2%
Republic of Indonesia:
5.88%, 1/15/24		1,200	1,323,000
5.25%, 1/17/42		2,500	2,409,375

			3,732,375
Malaysia — 4.7%
Federation of Malaysia, 3.39%, 3/15/17	MYR	11,100	3,378,048
Mexico — 12.0%
United Mexican States:
8.00%, 12/17/15	MXN	50,000	3,928,606
6.25%, 6/16/16		60,100	4,667,395

			8,596,001
Panama — 0.0%
Republic of Panama, 9.38%, 4/01/29	USD	1	1,483
Poland — 9.1%
Republic of Poland:
0.00%, 1/25/16 (b)	PLN	16,200	4,768,664
4.00%, 10/25/23		5,300	1,728,057

			6,496,721

Portfolio Abbreviations
ABS	Asset-Backed Security	EUR	Euro	PEN	Peruvian Nuevo Sol
AGM	Assurance Guaranty Municipal Corp.	EURIBOR	Euro Interbank Offered Rate	PHP	Philippine Peso
AUD	Australian Dollar	FKA	Formerly known as	PIK	Payment-in-kind
BRL	Brazilian Real	GBP	British Pound	PLN	Polish Zloty
BUBOR	Budapest Interbank Offered Rate	GO	General Obligation	RB	Revenue Bonds
BZDIOVER	Overnight Brazil CETIP — Interbank Rate	HKD	Hong Kong Dollar	RUB	Russian Rouble
CAD	Canadian Dollar	HUF	Hungarian Forint	SEK	Swedish Krona
CDO	Collateralized Debt Obligation	IDR	Indonesian Rupiah	SGD	Singapore Dollar
CHF	Swiss Franc	INR	Indian Rupee	SPDR	Standard & Poor’s Depositary Receipts
CLO	Collateralized Loan Obligation	JIBAR	Johannesburg Interbank Offered Rate	TBA	To-be-announced
CLP	Chilean Peso	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Yuan	KRW	South Korean Won	TRY	Turkish Lira
COP	Colombian Peso	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CZK	Czech Koruna	MXIBTIIE	Mexico Interbank TIIE 28 Day	USD	US Dollar
		MXN	Mexican Peso	ZAR	South African Rand
		MYR	Malaysian Ringgit

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Romania — 4.8%
Republic of Romania, 6.13%, 1/22/44 (a)	USD	3,000	$3,447,264
Serbia — 1.9%
Republic of Serbia, 5.88%, 12/03/18		1,300	1,355,250
Slovenia — 4.7%
Republic of Slovenia, 5.25%, 2/18/24 (a)		3,180	3,386,700
Turkey — 2.3%
Republic of Turkey, 10.70%, 2/24/16	TRY	3,730	1,660,563
Venezuela — 2.4%
Bolivarian Republic of Venezuela:
9.00%, 5/07/23	USD	1,500	1,012,500
11.75%, 10/21/26		906	700,415

			1,712,915
Total Foreign Government Obligations — 75.9%			54,304,039
Total Long-Term Investments (Cost — $67,001,615) — 91.5%			65,458,335

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)		6,650,408	6,650,408
Total Short-Term Securities (Cost — $6,650,408) — 9.3%			6,650,408

Options Purchased	Value
(Cost — $605,520) — 1.9%	$1,345,259
Total Investments Before Options Written (Cost — $74,257,543) — 102.7%	73,454,002

Options Written
(Premiums Received — $ 512,384) — (1.0)%	(683,440)

Total Investments Net of Options Written — 101.7%	72,770,562
Liabilities in Excess of Other Assets — (1.7)%	(1,227,083)

Net Assets — 100.0%	$71,543,479

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$74,257,543

Gross unrealized appreciation	$2,000,227
Gross unrealized depreciation	(2,803,768)

Net unrealized depreciation	$(803,541)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,758,805	1,891,603	6,650,408	$1,229

(d)	Represents the current yield as of report date.

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
11	Euro-Bund	Eurex	December 2014	USD	2,079,876	$15,155
12	Euro-Buxl	Eurex	December 2014	USD	2,158,312	10,924
73	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2014	USD	10,067,156	148,365
Total						$174,444

2	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,027,450	USD	3,597,529	Morgan Stanley & Co. International PLC	10/27/14	$(78,450)
BRL	10,710,240	USD	4,489,725	JPMorgan Chase Bank N.A.	10/27/14	(147,944)
CLP	2,123,000,000	USD	3,524,236	Bank of America N.A.	10/27/14	16,369
COP	7,274,480,680	USD	3,695,444	BNP Paribas S.A.	10/27/14	(111,461)
COP	7,207,000,000	USD	3,607,107	Goldman Sachs International	10/27/14	(56,371)
EUR	2,000,000	USD	2,576,646	Citibank N.A.	10/27/14	(50,076)
EUR	2,154,355	USD	2,777,642	JPMorgan Chase Bank N.A.	10/27/14	(56,077)
EUR	5,681,072	USD	7,206,063	Morgan Stanley & Co. International PLC	10/27/14	(29,249)
IDR	13,564,020,597	USD	1,123,128	Citibank N.A.	10/27/14	(15,314)
JPY	205,928,612	USD	1,894,363	Barclays Bank PLC	10/27/14	(16,363)
JPY	239,005,140	USD	2,185,681	Barclays Bank PLC	10/27/14	(6,033)
KRW	3,770,360,360	USD	3,608,346	Goldman Sachs International	10/27/14	(40,108)
MXN	63,318,300	USD	4,775,100	JPMorgan Chase Bank N.A.	10/27/14	(70,043)
RUB	139,777,010	USD	3,626,333	JPMorgan Chase Bank N.A.	10/27/14	(116,696)
TRY	9,098,667	USD	3,956,974	Citibank N.A.	10/27/14	9,577
TRY	1,018,527	USD	454,882	JPMorgan Chase Bank N.A.	10/27/14	(10,857)
TRY	9,030,300	USD	4,028,282	Royal Bank of Scotland PLC	10/27/14	(91,535)
USD	7,230,481	AUD	8,079,020	Morgan Stanley & Co. International PLC	10/27/14	171,247
USD	14,131	BRL	34,007	Citibank N.A.	10/27/14	345
USD	902,749	BRL	2,200,000	Citibank N.A.	10/27/14	10,900
USD	1,187,773	BRL	2,839,134	Citibank N.A.	10/27/14	36,828
USD	1,372,628	BRL	3,400,000	Citibank N.A.	10/27/14	(5,684)
USD	3,526,351	CLP	2,122,651,694	Morgan Stanley & Co. International PLC	10/27/14	(13,673)
USD	7,283,156	COP	14,481,827,626	Bank of America N.A.	10/27/14	148,267
USD	3,252,725	CZK	70,611,722	Deutsche Bank AG	10/27/14	7,620
USD	3,693,779	EUR	2,900,000	BNP Paribas S.A.	10/27/14	30,252
USD	3,568,465	EUR	2,800,120	JPMorgan Chase Bank N.A.	10/27/14	31,114
USD	3,654,054	EUR	2,900,000	Morgan Stanley & Co. International PLC	10/27/14	(9,473)
USD	2,171,435	HUF	525,954,035	Citibank N.A.	10/27/14	34,939
USD	3,546,985	IDR	43,734,324,880	Morgan Stanley & Co. International PLC	10/27/14	(24,928)
USD	3,597,514	INR	222,074,510	Deutsche Bank AG	10/27/14	23,880
USD	542,002	JPY	58,809,893	HSBC Bank PLC	10/27/14	5,675
USD	7,270,378	KRW	7,573,189,082	Morgan Stanley & Co. International PLC	10/27/14	103,175
USD	2,336,649	MXN	30,969,484	Citibank N.A.	10/27/14	35,369
USD	7,653,808	MXN	102,000,000	Citibank N.A.	10/27/14	74,391
USD	2,457,370	MXN	33,200,000	JPMorgan Chase Bank N.A.	10/27/14	(9,656)
USD	1,408,584	MYR	4,563,812	Bank of America N.A.	10/27/14	20,113
USD	3,649,001	PEN	10,500,000	Morgan Stanley & Co. International PLC	10/27/14	34,966
USD	3,616,368	PHP	161,959,050	Barclays Bank PLC	10/27/14	9,877
USD	2,084,291	PLN	6,783,012	Bank of America N.A.	10/27/14	38,639
USD	1,428,675	PLN	4,715,172	Barclays Bank PLC	10/27/14	6,652
USD	4,658,786	PLN	15,150,000	Citibank N.A.	10/27/14	89,780
USD	3,574,174	RUB	139,777,010	Morgan Stanley & Co. International PLC	10/27/14	64,537
USD	1,366,733	TRY	3,100,000	Citibank N.A.	10/27/14	15,293
USD	6,569,184	TRY	15,050,000	JPMorgan Chase Bank N.A.	10/27/14	8,157
USD	2,197,271	TRY	5,000,000	Royal Bank of Scotland PLC	10/27/14	17,528
USD	3,492,840	TRY	8,000,000	Royal Bank of Scotland PLC	10/27/14	5,251
USD	3,159,988	ZAR	35,469,870	Citibank N.A.	10/27/14	31,038

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,510,313	ZAR	16,698,975	HSBC Bank PLC	10/27/14	$37,225
USD	2,735,186	ZAR	30,700,000	Morgan Stanley & Co. International PLC	10/27/14	27,007
ZAR	54,970,450	USD	4,945,387	Barclays Bank PLC	10/27/14	(96,207)
ZAR	45,800,000	USD	4,058,593	Credit Suisse International	10/27/14	(18,377)
Total						$71,436

•	OTC options purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	BNP Paribas S.A.	Call	BRL	2.35	10/23/14	USD	7,000	$357,043
USD Currency	UBS AG	Call	ZAR	11.10	10/23/14	USD	7,000	170,528
USD Currency	Citibank N.A.	Call	MXN	13.25	10/27/14	USD	7,000	133,219
USD Currency	Citibank N.A.	Put	BRL	2.25	10/23/14	USD	7,000	3,608
USD Currency	HSBC Bank PLC	Put	ZAR	10.60	10/23/14	USD	7,000	255
EUR Currency	Citibank N.A.	Put	USD	1.32	10/29/14	EUR	13,100	679,577
USD Currency	Deutsche Bank AG	Put	JPY	101.00	11/07/14	USD	14,000	1,029
Total								$1,345,259

•	OTC options written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	BNP Paribas S.A.	Put	BRL	2.25	10/23/14	USD	7,000	$(3,608)
USD Currency	UBS AG	Put	ZAR	10.60	10/23/14	USD	7,000	(255)
EUR Currency	Citibank N.A.	Put	USD	1.32	10/29/14	EUR	13,100	(679,577)
Total								$(683,440)

•	Centrally cleared interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.94%[1]	3-month LIBOR	Chicago Mercantile	9/29/19	USD	7,500	$2,624
1.95%[1]	3-month LIBOR	Chicago Mercantile	10/02/19	USD	7,500	(1,029)
Total						$1,595

[1]	Fund pays the fixed rate and receives the floating rate.

•	OTC credit default swaps — buy protection outstanding as of September 30, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	1.00%	Citibank N.A.	3/20/19	USD	2,500	$57,780	$107,280	$(49,500)
Republic of Colombia	1.00%	Citibank N.A.	3/20/19	USD	2,500	(12,004)	31,806	(43,810)
CDX.EM Series 21 Version 2	5.00%	Citibank N.A.	6/20/19	USD	13,440	(1,278,441)	(939,896)	(338,545)
CDX.EM Series 21 Version 2	5.00%	Citibank N.A.	6/20/19	USD	12,480	(1,187,124)	(1,260,735)	73,611
Russian Federation	1.00%	Citibank N.A.	12/20/19	USD	3,600	248,845	221,013	27,832
Republic of Turkey	1.00%	JPMorgan Chase Bank N.A.	12/20/19	USD	3,600	181,047	163,533	17,514
Total						$(1,989,897)	$(1,676,999)	$(312,898)

4	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

•	OTC interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation
7.97%[1]	3-month JIBAR	Deutsche Bank AG	5/15/24	ZAR	12,700	$13,423	$282	$13,141

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Agency Obligations	—	$11,154,296	—	$11,154,296
Foreign Government Obligations	—	54,304,039	—	54,304,039
Short-Term Securities	$6,650,408	—	—	6,650,408
Options Purchased:
Foreign Currency Exchange Contracts	—	1,345,259	—	1,345,259
Total	$6,650,408	$66,803,594	—	$73,454,002

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$118,957	—	$118,957
Foreign currency exchange contracts	—	1,146,011	—	1,146,011
Interest rate contracts	$174,444	15,765	—	190,209
Liabilities:
Credit contracts	—	(431,855)	—	(431,855)
Foreign currency exchange contracts	—	(1,758,015)	—	(1,758,015)
Interest rate contracts	—	(1,029)	—	(1,029)
Total	$174,444	$(910,166)	—	$(735,722)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	5

Schedule of Investments (concluded)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,250,461	—	—	$2,250,461
Cash pledged for financial futures contracts.	321,000	—	—	321,000
Cash pledged as collateral for OTC derivatives	2,700,000	—	—	2,700,000
Cash pledged as collateral for centrally cleared swaps	100,000	—	—	100,000
Liabilities:
Bank overdraft	—	$(129,767)	—	(129,767)
Total	$5,371,461	$(129,767)	—	$5,241,694

There were no transfers between levels during the period ended September 30, 2014.

6	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands — 3.9%
ACAS CLO Ltd.:
Series 2013-1A, Class C, 2.98%, 4/20/25 (a)(b)	USD	2,000	$1,925,000
Series 2014-1A, Class C, 3.13%, 7/18/26 (a)(b)		4,000	3,892,506
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3.73%, 7/15/26 (a)(b)		2,137	2,031,432
ALM Loan Funding, Series 2012-7A, Class C, 4.73%, 10/19/24 (a)(b)		10,945	10,944,755
ALM V Ltd., Series 2012-5A, Class D, 5.73%, 2/13/23 (a)(b)		1,205	1,163,564
ALM VI Ltd., Series 2012-6A, Class C, 4.98%, 6/14/23 (a)(b)		3,840	3,843,764
ALM VII Ltd.:
Series 2012-7A, Class A1, 1.65%, 10/19/24 (a)(b)		11,000	10,980,511
Series 2012-7A, Class D, 5.23%, 10/19/24 (a)(b)		4,720	4,413,788
Series 2013-7RA, Class D, 5.23%, 4/24/24 (a)(b)		6,130	5,700,106
ALM VIII Ltd.:
Series 2013-8A, Class B, 2.98%, 1/20/26 (a)(b)		3,995	3,926,467
Series 2013-8A, Class C, 3.43%, 1/20/26 (a)(b)		6,775	6,331,271
ALM XI Ltd., Series 2014-11A, Class A2A, 2.23%, 10/17/26 (a)(b)		8,190	8,031,933
ALM XIV Ltd.:
Series 2014-14A, Class A2, 2.33%, 7/28/26 (a)(b)		8,253	8,189,452
Series 2014-14A, Class B, 3.18%, 7/28/26 (a)(b)		3,600	3,543,055
Series 2014-14A, Class C, 3.68%, 7/28/26 (a)(b)		7,140	6,779,430
Series 2014-14A, Class D, 5.08%, 7/28/26 (a)(b)		3,630	3,336,696
AMAC CDO Funding I, Series 2006-1A, Class C, 0.73%, 11/23/50 (a)(b)		6,111	5,530,455
Anchorage Capital CLO Ltd., Series 2014-3A, Class C, 3.73%, 4/28/26 (a)(b)		3,451	3,245,173
Apidos CDO IX, Series 2012-9A, Class C, 3.98%, 7/15/23 (a)(b)		6,440	6,441,212
Apidos CLO XVI:
Series 2013-16A, Class C, 3.48%, 1/19/25 (a)(b)		4,025	3,766,733
Series 2013-16A, Class D, 4.73%, 1/19/25 (a)(b)		1,810	1,609,333
Apidos CLO XVII:
Series 2014-17A, Class A1A, 1.73%, 4/17/26 (a)(b)		4,755	4,754,939
Series 2014-17A, Class B, 3.08%, 4/17/26 (a)(b)		4,060	4,000,583
Apidos CLO XVIII:
Series 2014-18A, Class C, 3.88%, 7/22/26 (a)(b)		3,950	3,782,824
Series 2014-18A, Class D, 5.43%, 7/22/26 (a)(b)		2,125	1,968,176
ARES CLO Ltd.:
Series 2012-2A, Class B1, 2.98%, 10/12/23 (a)(b)		3,040	3,045,495
Series 2012-2A, Class C, 3.38%, 10/12/23 (a)(b)		2,000	1,999,983
ARES XXIII CLO Ltd., Series 2012-1A, Class A, 1.73%, 4/19/23 (a)(b)		4,500	4,499,984
Ares XXIII CLO Ltd.:
Series 2012-1AR, Class CR, 3.43%, 4/19/23 (a)(b)		2,500	2,500,000

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2012-1AR, Class DR, 4.38%, 4/19/23 (a)(b)	USD	4,000	$4,000,000
ARES XXV CLO Ltd.:
Series 2012-3X, Class C, 3.38%, 1/17/24 (b)		2,925	2,924,970
Series 2012-3X, Class D, 4.88%, 1/17/24 (b)		2,500	2,499,948
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 2.93%, 2/17/26 (a)(b)		2,400	2,301,149
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class C, 3.23%, 7/16/26 (a)(b)		1,125	1,108,427
Series 2014-1A, Class D, 3.68%, 7/16/26 (a)(b)		2,145	1,996,451
Atrium CDO Corp., Series 8A, Class D, 4.73%, 10/23/22 (a)(b)		11,135	11,136,268
Atrium IX, Series 9A, Class D, 3.74%, 2/28/24 (a)(b)		1,750	1,673,184
Atrium VII, Series 7AR, Class FR, 5.74%, 11/16/22 (a)(b)		8,210	8,127,852
Atrium X, Series 10A, Class A, 1.35%, 7/16/25 (a)(b)		3,856	3,797,942
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.08%, 4/17/23 (a)(b)		3,095	3,088,067
Avery Point III CLO Ltd., Series 2013-3A, Class E, 5.23%, 1/18/25 (a)(b)		1,500	1,377,295
Babson CLO Ltd., Series 2012-2A, Class C, 4.47%, 5/15/23 (a)(b)		3,465	3,464,876
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.43%, 7/15/24 (a)(b)		3,210	3,167,850
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class C, 3.49%, 1/20/26 (a)(b)		2,530	2,339,946
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class A1A, 1.72%, 7/20/26 (a)(b)		12,205	12,137,497
Series 2014-IVA, Class C, 3.73%, 7/20/26 (a)(b)		2,750	2,576,195
Benefit Street Partners CLO Ltd.:
Series 2012-IA, Class C, 4.73%, 10/15/23 (a)(b)		2,880	2,916,433
Series 2012-IA, Class D, 5.73%, 10/15/23 (a)(b)		3,000	2,872,369
Carlyle Global Market Strategies CLO, Series 2012-2AR, Class ER, 6.33%, 7/20/23 (a)(b)		8,750	8,683,661
Carlyle Global Market Strategies CLO Ltd.:
Series 2011-1A, Class E, 5.68%, 8/10/21 (a)(b)		2,750	2,743,608
Series 2012-3A, Class C, 4.73%, 10/04/24 (a)(b)		9,300	9,306,433
Series 2012-4A, Class D, 4.73%, 1/20/25 (a)(b)		1,503	1,507,743
Series 2012-4A, Class E, 5.73%, 1/20/25 (a)(b)		3,400	3,266,045
Series 2014-1, Class C, 3.23%, 12/31/49 (a)(b)		8,300	8,275,530
Cedar Funding III CLO Ltd.:
Series 2014-3A, Class C, 3.03%, 5/20/26 (a)(b)		3,515	3,435,913
Series 2014-3A, Class D, 3.78%, 5/20/26 (a)(b)		2,945	2,805,113
Cent CLO 21 Ltd., Series 2014-21A, Class C, 3.73%, 7/27/26 (a)(b)		1,715	1,619,492
Cent CLO 22 Ltd., Series 2014-22A, Class C, 3.98%, 11/07/26 (a)(b)		4,665	4,451,343

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.39%, 8/14/24 (a)(b)	USD	3,500	$3,474,528
Series 2012-3A, Class A2L, 2.48%, 1/29/25 (a)(b)		4,480	4,457,172
Series 2014-1A, Class D, 3.41%, 4/18/25 (a)(b)		2,150	2,002,798
Series 2014-2A, Class A1L, 1.73%, 5/24/26 (a)(b)		10,360	10,324,516
Series 2014-2A, Class A3L, 3.08%, 5/24/26 (a)(b)		2,505	2,445,463
Series 2014-2A, Class B1L, 3.73%, 5/24/26 (a)(b)		7,755	7,312,158
Series 2014-3A, Class C1, 2.95%, 7/22/26 (a)(b)		2,421	2,348,633
Series 2014-3A, Class D, 3.55%, 7/22/26 (a)(b)		2,163	2,018,504
Series 2014-4A, Class C1, 3.14%, 10/17/26 (a)(b)		1,050	1,020,154
Series 2014-4A, Class D, 3.64%, 10/17/26 (a)(b)		3,755	3,452,204
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.46%, 10/20/43 (a)(b)		2,553	2,516,051
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.03%, 10/15/26 (a)(b)		3,000	2,962,613
Dryden XXIV Senior Loan Fund, Series 2012-24A, Class A, 1.65%, 11/15/23 (a)(b)		12,125	12,115,319
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.32%, 8/15/25 (a)(b)		14,365	14,130,359
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class C, 3.08%, 4/18/26 (a)(b)		7,305	7,240,609
ECP CLO Ltd., Series 2012-4A, Class A1, 1.58%, 6/19/24 (a)(b)		4,540	4,521,931
Flatiron CLO Ltd., Series 2013-1A, Class A1, 1.63%, 1/17/26 (a)(b)		8,190	8,168,145
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class C, 4.23%, 4/20/23 (a)(b)		2,500	2,481,000
Series 2012-7A, Class D, 5.73%, 4/20/23 (a)(b)		5,000	4,849,789
Series 2012-7X, Class SUB, 0.00%, 4/20/23		7,000	6,300,000
Galaxy XII CLO Ltd., Series 2012-12A, Class B, 2.83%, 5/19/23 (a)(b)		4,845	4,869,621
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.83%, 4/15/25 (a)(b)		3,000	2,912,757
Galaxy XVIII CLO Ltd.:
Series 2014-18A, Class B, 2.28%, 10/15/26 (a)(b)		6,365	6,249,084
Series 2014-18A, Class C1, 3.23%, 10/15/26 (a)(b)		5,500	5,446,535
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class E, 5.73%, 4/17/22 (a)(b)		7,000	6,855,578
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.73%, 7/17/23 (a)(b)		8,630	8,541,376
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.51%, 10/28/24 (a)(b)		11,535	11,441,713
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.73%, 4/15/25 (a)(b)		1,000	942,840
ING Investment Management CLO Ltd.:
Series 2012-1RA, Class BR, 2.98%, 3/14/22 (a)(b)		6,000	5,977,058

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2012-1RA, Class DR, 5.43%, 3/14/22 (a)(b)	USD	3,000	$2,982,691
Series 2012-2A, Class A, 1.76%, 10/15/22 (a)(b)		2,875	2,875,069
Series 2012-2A, Class C, 3.68%, 10/15/22 (a)(b)		5,000	5,000,367
Series 2012-2A, Class D, 4.78%, 10/15/22 (a)(b)		5,055	5,056,341
Series 2012-3A, Class D, 4.98%, 10/15/22 (a)(b)		4,000	3,989,177
Series 2013-1A, Class A1, 1.37%, 4/15/24 (a)(b)		3,876	3,833,085
Jamestown CLO IV Ltd., Series 2014-4A, Class C, 3.73%, 7/15/26 (a)(b)		3,117	2,936,146
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.39%, 7/15/25 (a)(b)		7,785	7,671,878
KVK CLO Ltd., Series 2014-3A, Class B, 2.33%, 10/15/26 (a)(b)		7,977	7,697,805
LCM X LP:
Series 10AR, Class CR, 3.08%, 4/15/22 (a)(b)		1,855	1,846,714
Series 10AR, Class DR, 3.98%, 4/15/22 (a)(b)		1,500	1,492,543
Series 10AR, Class ER, 5.73%, 4/15/22 (a)(b)		5,060	4,970,158
LCM XV LP, Series 15A, Class C, 3.33%, 8/25/24 (a)(b)		1,795	1,790,781
Madison Park Funding Ltd.:
Series 2012-10A, Class D, 4.48%, 1/20/25 (a)(b)		4,715	4,714,905
Series 2012-9A, Class D, 4.57%, 8/15/22 (a)(b)		1,250	1,242,801
Madison Park Funding VIII Ltd.:
Series 2012-8AR, Class CR, 3.03%, 4/22/22 (a)(b)		3,553	3,533,927
Series 2012-8AR, Class DR, 4.08%, 4/22/22 (a)(b)		2,454	2,447,816
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.73%, 10/23/25 (a)(b)		1,000	954,414
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 3.83%, 7/25/26 (a)(b)		4,925	4,701,212
Marea CLO Ltd.:
Series 2012-1A, Class B, 2.58%, 10/16/23 (a)(b)		2,143	2,149,836
Series 2012-1A, Class C, 3.68%, 10/16/23 (a)(b)		1,964	1,933,754
Series 2012-1A, Class D, 4.78%, 10/16/23 (a)(b)		2,500	2,499,956
Series 2012-1X, Class D, 4.78%, 10/16/23 (b)		1,500	1,499,974
Marine Park CLO Ltd., Series 2012-1A, Class D, 5.98%, 5/18/23 (a)(b)		1,000	979,101
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 1.39%, 7/22/24 (a)(b)		10,005	9,878,038
Muir Woods CLO Ltd., Series 2012-1A, Class C, 3.98%, 9/14/23 (a)(b)		4,700	4,634,482
Oaktree CLO, Series 2014-1A, Class A2A, 2.28%, 2/13/25 (a)(b)		8,530	8,337,250
Octagon Investment Partners XII Ltd.:
Series 2012-1AR, Class B1R, 2.14%, 5/05/23 (a)(b)		6,635	6,621,077
Series 2012-1AR, Class DR, 4.04%, 5/05/23 (a)(b)		5,965	5,959,870
Series 2012-1AR, Class ER, 5.74%, 5/05/23 (a)(b)		7,770	7,714,705

2	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.23%, 1/15/24 (a)(b)	USD	1,000	$987,690
Octagon Investment Partners XIX Ltd.:
Series 2014-1A, Class A, 1.75%, 4/15/26 (a)(b)		15,565	15,564,957
Series 2014-1A, Class F, 5.73%, 4/15/26 (a)(b)		3,950	3,464,129
Series 2014-1A, Class SUB, 0.00%, 4/15/26 (a)		5,600	5,180,000
Octagon Investment Partners XV Ltd., Series 2013-1A, Class E, 4.98%, 1/19/25 (a)(b)		1,250	1,138,144
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.35%, 7/17/25 (a)(b)		8,330	8,200,210
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1, 1.55%, 10/25/25 (a)(b)		8,425	8,370,086
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class C, 3.93%, 12/16/24 (a)(b)		1,250	1,203,255
Octagon Investment Partners XX Ltd.:
Series 2014-1A, Class D, 3.88%, 8/12/26 (a)(b)		3,240	3,102,633
Series 2014-1A, Class E, 5.48%, 8/12/26 (a)(b)		3,395	3,153,017
Octagon Investment Partners XXI Ltd.:
Series 2014-1A, Class C, 3.88%, 10/25/26 (a)(b)		2,260	2,164,086
Series 2014-1A, Class D, 6.83%, 10/25/26 (a)(b)		4,000	3,962,480
Octagon Loan Funding Ltd., Series 2014-1A, Class A1, 1.68%, 11/18/26 (a)(b)		16,154	16,105,538
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.73%, 5/15/23 (a)(b)		5,510	5,523,743
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.65%, 11/20/23 (a)(b)		7,500	7,478,820
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class DR, 3.28%, 4/20/21 (a)(b)		2,920	2,915,153
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.50%, 8/23/24 (a)(b)		10,470	10,409,577
OZLM Funding Ltd., Series 2012-2X, Class B, 3.49%, 10/30/23 (b)		5,050	5,050,000
OZLM VII Ltd.:
Series 2014-7A, Class B1, 3.08%, 7/17/26 (a)(b)		1,070	1,047,691
Series 2014-7A, Class C, 3.83%, 7/17/26 (a)(b)		2,906	2,735,321
Series 2014-7A, Class D, 5.23%, 7/17/26 (a)(b)		3,834	3,422,724
OZLM VIII Ltd.:
Series 2014-8A, Class A2A, 2.43%, 10/17/26 (a)(b)		17,005	16,643,878
Series 2014-8A, Class B, 3.24%, 10/17/26 (a)(b)		1,545	1,519,822
Series 2014-8A, Class C, 3.74%, 10/17/26 (a)(b)		2,415	2,258,462
Palmer Square CLO Ltd.:
Series 2013-2A, Class A1A, 1.63%, 10/17/25 (a)(b)		10,000	9,933,345
Series 2014-1A, Class B, 2.77%, 10/17/22 (a)(b)		5,370	5,245,229
Series 2014-1A, Class C, 4.07%, 10/17/22 (a)(b)		3,230	3,182,218
Series 2014-1A, Class D, 5.97%, 10/17/22 (a)(b)		2,600	2,574,745
Race Point V CLO Ltd., Series 2011-5AR, Class DR, 3.98%, 12/15/22 (a)(b)		4,360	4,349,919

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Race Point VI CLO Ltd., Series 2012-6A, Class E, 5.73%, 5/24/23 (a)(b)	USD	4,295	$4,239,200
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.48%, 2/20/25 (a)(b)		4,070	4,035,235
RAIT Preferred Funding II Ltd., Series 2007-2A, Class A1T, 0.45%, 6/25/45 (a)(b)		7,182	6,678,811
Regatta Funding LP, Series 2013-2A, Class D, 5.73%, 1/15/25 (a)(b)		1,750	1,642,160
Regatta III Funding Ltd., Series 2014-1A, Class D, 5.14%, 4/15/26 (a)(b)		5,375	4,827,939
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 3.22%, 7/25/26 (a)(b)		1,440	1,414,172
Series 2014-1A, Class D, 3.73%, 7/25/26 (a)(b)		1,730	1,625,934
Series 2014-1A, Class E, 5.22%, 7/25/26 (a)(b)		750	673,278
Seneca Park CLO Ltd.:
Series 2014-1A, Class D, 3.72%, 7/17/26 (a)(b)		3,695	3,536,115
Series 2014-1A, Class SUB, 0.00%, 7/17/26 (a)		2,000	1,920,000
Slater Mill Loan Fund LP, Series 2012-1A, Class E, 5.73%, 8/17/22 (a)(b)		3,200	3,123,140
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 1.60%, 1/21/26 (a)(b)		5,815	5,760,964
Sound Point CLO Ltd., Series 2012-1A, Class C, 3.53%, 10/20/23 (a)(b)		3,925	3,919,424
Steele Creek CLO Ltd.:
Series 2014-1A, Class B, 2.48%, 8/21/26 (a)(b)		3,065	3,001,798
Series 2014-1A, Class C, 3.43%, 8/21/26 (a)(b)		3,065	3,011,363
Symphony CLO Ltd., Series 2012-8AR, Class ER, 6.23%, 1/09/23 (a)(b)		6,880	6,880,000
Symphony CLO VII Ltd.:
Series 2011-7A, Class B, 2.13%, 7/28/21 (a)(b)		5,630	5,594,395
Series 2011-7A, Class F, 5.64%, 7/28/21 (a)(b)		2,390	2,346,700
TICP CLO II Ltd.:
Series 2014-2A, Class A1A, 1.68%, 7/20/26 (a)(b)		9,575	9,530,323
Series 2014-2A, Class B, 3.23%, 7/26/26 (a)(b)		2,930	2,870,755
Venture XVI CLO Ltd., Series 2014-16A, Class A3L, 2.99%, 4/15/26 (a)(b)		1,750	1,690,789
Venture XVII CLO Ltd., Series 2014-17A, Class C, 3.07%, 7/15/26 (a)(b)		3,066	2,985,020
Venture XVIII CLO Ltd.:
Series 2014-18A, Class C, 3.34%, 10/15/26 (a)(b)		4,164	4,101,033
Series 2014-18A, Class D, 3.99%, 10/15/26 (a)(b)		2,525	2,400,267
Voya CLO Ltd., Series 2014-3A, Class C, 3.83%, 7/25/26 (a)(b)		5,235	4,931,860
Washington Mill CLO Ltd.:
Series 2014-1A, Class A1, 1.73%, 4/20/26 (a)(b)		5,750	5,736,195
Series 2014-1A, Class C, 3.23%, 4/20/26 (a)(b)		2,815	2,790,535
Series 2014-1A, Class D, 3.68%, 4/20/26 (a)(b)		4,285	4,020,466
WhiteHorse IX Ltd.:
Series 2014-9A, Class B1, 2.33%, 7/17/26 (a)(b)		6,377	6,189,121
Series 2014-9A, Class C, 2.93%, 7/17/26 (a)(b)		2,780	2,662,657

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands (concluded)
WhiteHorse VIII Ltd., Series 2014-1A, Class C, 2.99%, 5/01/26 (a)(b)	USD	4,140	$3,985,595

			806,116,717
Ireland — 0.4%
ALME Loan Funding:
Series 2X, Class A, 1.69%, 8/15/27 (b)	EUR	11,500	14,512,081
Series 2X, Class E, 5.39%, 8/15/27 (b)		2,595	3,085,891
Series 2X, Class F, 6.14%, 8/15/27 (b)		1,730	2,028,854
Arbour CLO Ltd.:
Series 2014-1X, Class A, 1.81%, 6/16/27 (b)		12,101	15,284,207
Series 2014-1X, Class E, 0.00%, 6/16/27 (b)		2,706	3,173,629
Series 2014-1X, Class F, 5.99%, 6/16/27 (b)		1,352	1,552,803
Avoca CLO XI Ltd., Series 11X, Class A, 1.83%, 7/15/27 (b)		8,800	11,114,900
Bluestep Mortgage Securities No. 2 Ltd., 2.95%, 11/10/55 (b)	SEK	62,769	8,704,390
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 1.85%, 7/08/27 (b)	EUR	10,810	13,589,238

			73,045,993
Italy — 0.2%
Arianna SPV Srl:
Series 1, Class A, 3.60%, 10/20/30		15,286	20,144,338
Series 1, Class B, 5.50%, 10/20/30		2,800	3,800,033
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25		1,988	2,534,431
Berica PMI, Series 1, Class A1X, 2.72%, 5/31/57 (b)		1,240	1,591,784
Colombo Srl, Series 1, Class B, 0.77%, 8/28/26 (b)		4,274	5,257,895

			33,328,481
Netherlands — 0.2%
Jubilee CDO BV, Series 2014-11X, Class A, 1.83%, 4/15/27 (b)		8,790	11,124,224
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 5.30%, 1/15/24 (b)		5,820	3,522,845
North Westerly CLO BV, Series IV-X, Class A-1, 1.87%, 1/15/26 (b)		13,800	17,386,609
St. Pauls CLO, Series 4X, Class A1, 1.85%, 4/25/28 (b)		13,250	16,763,158

			48,796,836
Portugal — 0.3%
GAMMA Sociedade de Titularizacao de Creditos SA/Atlantes SME, Series 3, Class A, 2.17%, 12/28/43 (b)		6,313	8,016,567
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta Electricity Receivables, Series 1, Class SNR, 4.17%, 2/16/17		9,533	12,256,201
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/18		31,655	40,190,280

			60,463,048
United States — 7.5%
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a)	USD	9,490	9,502,052
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		4,500	4,597,632

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2012-2, Class C, 2.64%, 10/10/17	USD	2,575	$2,622,983
Series 2012-3, Class C, 2.42%, 5/08/18		2,540	2,583,566
Series 2012-4, Class B, 1.31%, 11/08/17		1,675	1,681,819
Series 2012-4, Class C, 1.93%, 8/08/18		2,640	2,659,739
Series 2012-4, Class E, 3.82%, 2/10/20 (a)		10,900	11,224,460
Series 2013-1, Class C, 1.57%, 1/08/19		6,732	6,728,755
Series 2013-4, Class C, 2.72%, 9/09/19		2,100	2,138,854
Series 2013-4, Class D, 3.31%, 10/08/19		3,945	4,028,113
Series 2013-5, Class B, 1.52%, 1/08/19		3,965	3,946,519
Series 2013-5, Class C, 2.29%, 11/08/19		2,110	2,112,969
Series 2013-5, Class D, 2.86%, 12/08/19		15,784	15,902,222
Series 2014-1, Class C, 2.15%, 3/09/20		3,659	3,621,060
Series 2014-1, Class D, 2.54%, 6/08/20		4,370	4,300,430
Series 2014-1, Class E, 3.58%, 8/09/21		5,240	5,215,513
Series 2014-2, Class C, 2.18%, 6/08/20		7,880	7,802,272
Series 2014-2, Class D, 2.57%, 7/08/20		15,355	15,101,474
Series 2014-2, Class E, 3.37%, 11/08/21		6,750	6,682,871
Series 2014-3, Class C, 2.58%, 9/08/20		6,295	6,286,206
Series 2014-3, Class D, 3.13%, 10/08/20		10,855	10,854,479
Bayview Opportunity Master Fund III Trust, Series 2013-7RPL, Class A, 4.46%, 11/28/18 (a)(c)		8,404	8,458,346
BOAA, Series 2012-1, Class R, 0.00%, 3/15/19 (d)		15,938	1,967,811
CarMax Auto Owner Trust:
Series 2013-4, Class B, 1.71%, 7/15/19		3,445	3,434,234
Series 2013-4, Class C, 1.95%, 9/16/19		1,605	1,599,615
Series 2013-4, Class D, 2.60%, 4/15/20		1,605	1,614,858
Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.30%, 12/25/36 (b)		9,750	6,557,002
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.76%, 11/07/23 (a)(b)		4,820	4,869,497
Series 2012-1A, Class C, 2.16%, 11/07/23 (a)(b)		1,495	1,510,318
Series 2013-1A, Class B, 1.16%, 1/07/25 (a)(b)		1,730	1,740,830
Series 2014-1A, Class B, 0.96%, 3/07/26 (a)(b)		1,965	1,965,065
Series 2014-1A, Class C, 1.36%, 3/07/26 (a)(b)		1,145	1,145,487
Series 2014-1A, Class D, 1.71%, 3/07/26 (a)(b)		3,245	3,248,926
CHLUPA Trust:
Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		9,949	9,974,153
Series 2014-HD, Class A, 2.92%, 2/15/21 (a)		20,591	20,566,772
Chrysler Capital Auto Receivables Trust:
Series 2013-AA, Class B, 1.83%, 3/15/19 (a)		2,080	2,096,767
Series 2013-AA, Class C, 2.28%, 7/15/19 (a)		4,330	4,368,541
Series 2013-AA, Class D, 2.93%, 8/17/20 (a)		4,330	4,389,325

4	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2013-BA, Class B, 1.78%, 6/17/19 (a)	USD	3,660	$3,654,049
Series 2013-BA, Class C, 2.24%, 9/16/19 (a)		3,785	3,775,632
Series 2014-AA, Class D, 2.64%, 7/15/21 (a)		12,675	12,455,063
Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A2, 0.31%, 3/25/37 (b)		15,833	14,269,993
Credit Acceptance Auto Loan Trust:
Series 2012-2A, Class A, 1.52%, 3/16/20 (a)		3,865	3,877,983
Series 2012-2A, Class B, 2.21%, 9/15/20 (a)		2,000	2,022,392
Series 2013-2A, Class A, 1.50%, 4/15/21 (a)		6,970	7,001,658
Series 2013-2A, Class B, 2.26%, 10/15/21 (a)		4,970	5,012,916
Series 2014-1A, Class A, 1.55%, 10/15/21 (a)		26,950	27,055,860
Series 2014-1A, Class B, 2.29%, 4/15/22 (a)		7,290	7,374,251
Series 2014-2A, Class A, 1.88%, 3/15/22 (a)		29,500	29,498,820
Series 2014-2A, Class B, 2.67%, 9/15/22 (a)		11,185	11,183,322
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (a)		33,529	32,271,536
DT Auto Owner Trust:
Series 2011-3A, Class D, 5.83%, 3/15/18 (a)		3,861	3,893,005
Series 2012-1A, Class D, 4.94%, 7/16/18 (a)		2,693	2,737,730
Series 2012-2A, Class C, 2.72%, 4/17/17 (a)		131	131,565
Series 2014-1A, Class C, 2.64%, 10/15/19 (a)		5,500	5,524,239
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A4, 0.36%, 12/25/36 (b)		10,567	6,538,939
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.73%, 10/25/24 (a)(b)		10,200	10,157,084
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class D, 1.82%, 1/15/18		3,530	3,551,854
Fremont Home Loan Trust:
Series 2006-3, Class 2A3, 0.32%, 2/25/37 (b)		9,584	5,678,714
Series 2006-B, Class 2A3, 0.31%, 8/25/36 (b)		11,863	5,377,054
GSAA Home Equity Trust, Series 2005-11, Class 2A1, 0.43%, 10/25/35 (b)		3,722	3,479,269
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		2,010	2,063,392
ING Investment Management CLO Ltd.:
Series 2013-3A, Class A1, 1.69%, 1/18/26 (a)(b)		6,770	6,760,391
Series 2013-3A, Class B, 2.94%, 1/18/26 (a)(b)		6,540	6,380,994
Invitation Homes Trust:
Series 2013-SFR1, Class F, 3.90%, 12/17/30 (a)(b)		1,649	1,571,842
Series 2014-SFR1, Class E, 3.41%, 6/17/31 (a)(b)		11,395	10,960,634
Series 2014-SFR2, Class A, 1.25%, 9/17/31 (a)(b)		6,215	6,200,183
Lehman XS Trust, Series 2007-1, Class 2A1, 5.60%, 2/25/37 (b)		8,453	7,826,509
Navient Student Loan Trust:
Series 2014-CTA, Class A, 0.85%, 9/16/24 (a)(b)		19,939	19,939,406

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2014-CTA, Class B, 1.93%, 10/17/44 (a)(b)	USD	7,335	$7,270,019
Nelnet Student Loan Trust:
Series 2008-3, Class A4, 1.88%, 11/25/24 (b)		4,435	4,649,224
Series 2014-2A, Class A3, 1.01%, 7/27/37 (a)(b)		12,770	12,709,802
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 3.78%, 8/04/25 (a)(b)		1,597	1,513,477
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		54,475	54,473,911
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)		19,482	19,514,730
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		41,335	41,347,938
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		7,500	7,499,993
Series 2014-2A, Class C, 4.33%, 9/18/24 (a)		13,250	13,265,237
Series 2014-2A, Class D, 5.31%, 9/18/24 (a)		24,570	24,564,595
PFS Financing Corp.:
Series 2012-BA, Class B, 1.65%, 10/17/16 (a)(b)		4,030	4,025,910
Series 2014-AA, Class B, 1.10%, 2/15/19 (a)(b)		4,725	4,727,911
Pinnacle Park CLO Ltd.:
Series 2014-1A, Class D, 3.73%, 4/15/26 (a)(b)		4,080	3,878,272
Series 2014-1A, Class E, 5.18%, 4/15/26 (a)(b)		1,500	1,365,000
Prestige Auto Receivables Trust:
Series 2014-1A, Class A3, 1.52%, 4/15/20 (a)		5,030	5,011,676
Series 2014-1A, Class B, 1.91%, 4/15/20 (a)		1,660	1,647,449
Series 2014-1A, Class C, 2.39%, 5/15/20 (a)		4,455	4,419,298
Series 2014-1A, Class D, 2.91%, 7/15/21 (a)		4,945	4,904,397
Progress Residential Trust, Series 2014-SFR1, Class F, 4.90%, 10/17/31 (a)(b)		2,082	2,068,051
Residential Asset Mortgage Products Trust, Series 2006-RZ4, Class A3, 0.43%, 10/25/36 (b)		29,004	24,187,509
Santander Drive Auto Receivables Trust:
Series 2011-4, Class C, 3.82%, 8/15/17		445	451,469
Series 2012-1, Class B, 2.72%, 5/16/16		466	466,370
Series 2012-1, Class C, 3.78%, 11/15/17		2,400	2,444,621
Series 2012-3, Class B, 1.94%, 12/15/16		3,777	3,791,137
Series 2012-3, Class C, 3.01%, 4/16/18		5,690	5,805,609
Series 2012-4, Class C, 2.94%, 12/15/17		3,395	3,463,874
Series 2012-5, Class B, 1.56%, 8/15/18		3,740	3,759,672
Series 2012-5, Class C, 2.70%, 8/15/18		2,060	2,104,136
Series 2012-6, Class C, 1.94%, 3/15/18		4,045	4,075,867
Series 2013-1, Class D, 2.27%, 1/15/19		3,820	3,828,247
Series 2013-4, Class B, 2.16%, 1/15/20		9,220	9,358,567
Series 2013-4, Class C, 3.25%, 1/15/20		7,630	7,893,960
Series 2013-4, Class D, 3.92%, 1/15/20		2,480	2,572,095
Series 2013-5, Class C, 2.25%, 6/17/19		15,245	15,318,252
Series 2013-A, Class B, 1.89%, 10/15/19 (a)		13,020	13,178,571

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2013-A, Class C, 3.12%, 10/15/19 (a)	USD	5,040	$5,162,170
Series 2013-A, Class D, 3.78%, 10/15/19 (a)		3,855	4,020,237
Series 2014-1, Class B, 1.59%, 10/15/18		13,585	13,612,088
Series 2014-1, Class C, 2.36%, 4/15/20		17,304	17,396,317
Series 2014-1, Class D, 2.91%, 4/15/20		19,207	19,271,363
Series 2014-2, Class B, 1.62%, 2/15/19		26,405	26,406,452
Series 2014-2, Class C, 2.33%, 11/15/19		35,470	35,452,336
Series 2014-2, Class D, 2.76%, 2/18/20		11,460	11,419,913
Series 2014-3, Class B, 1.45%, 5/15/19		9,188	9,145,156
Series 2014-3, Class C, 2.13%, 8/17/20		21,035	20,859,610
Series 2014-3, Class D, 2.65%, 8/17/20		24,388	24,206,943
Series 2014-4, Class C, 2.60%, 11/16/20		13,940	13,925,349
Series 2014-4, Class D, 3.10%, 11/16/20		9,620	9,616,056
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)		3,682	3,681,899
Series 2014-S2, Class R, 1.43%, 11/16/18 (a)		7,283	7,315,021
Series 2014-S3, Class R, 1.44%, 2/19/19 (a)		4,632	4,631,601
Series 2014-S4, Class R, 1.43%, 4/16/19 (a)		6,352	6,390,043
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		6,665	6,665,416
Series 2014-S6, Class R, 1.43%, 12/17/19 (a)		14,252	14,325,755
Scholar Funding Trust, Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		3,351	3,365,081
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.40%, 7/15/36 (b)		7,017	6,959,879
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.63%, 3/15/22 (b)		3,903	3,899,221
Series 2004-A, Class A3, 0.63%, 6/15/33 (b)		31,430	30,382,595
Series 2004-B, Class A2, 0.43%, 6/15/21 (b)		1,761	1,751,034
Series 2004-B, Class A3, 0.56%, 3/15/24 (b)		14,630	13,948,930
Series 2005-B, Class A2, 0.41%, 3/15/23 (b)		6,783	6,720,068
Series 2006-B, Class A4, 0.41%, 3/15/24 (b)		6,987	6,937,782
Series 2006-C, Class A4, 0.40%, 3/15/23 (b)		4,469	4,392,807
Series 2007-A, Class A2, 0.35%, 9/15/25 (b)		2,595	2,570,083
Series 2007-A, Class A3, 0.40%, 12/15/26 (b)		7,225	6,865,036
SLM Private Education Loan Trust:
Series 2011-A, Class A2, 4.37%, 4/17/28 (a)		2,000	2,130,992
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		3,340	3,494,585
Series 2011-B, Class A3, 2.40%, 6/16/42 (a)(b)		11,165	11,926,788
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		7,690	8,184,698
Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)		1,329	1,345,266
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		11,210	11,693,050

Asset-Backed Securities		Par (000)	Value
United States (concluded)
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)	USD	5,750	$5,989,717
Series 2012-C, Class A1, 1.25%, 8/15/23 (a)(b)		2,539	2,556,448
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		9,015	9,372,328
Series 2012-D, Class A2, 2.95%, 2/15/46 (a)		25,520	26,315,305
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		8,025	7,986,576
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		7,730	7,614,769
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		17,440	16,688,510
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		2,420	2,356,356
Series 2013-B, Class A2B, 1.25%, 6/17/30 (a)(b)		9,970	10,049,870
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		11,820	11,449,147
Series 2013-C, Class A2A, 2.94%, 10/15/31 (a)		15,620	15,952,659
Series 2013-C, Class B, 3.50%, 6/15/44 (a)		19,840	19,519,862
Series 2014-A, Class A2A, 2.59%, 1/15/26 (a)		2,800	2,804,472
Series 2014-A, Class A2B, 1.30%, 1/15/26 (a)(b)		12,220	12,342,298
Series 2014-A, Class B, 3.50%, 11/15/44 (a)		16,505	15,986,396
SLM Student Loan Trust:
Series 2008-4, Class A4, 1.88%, 7/25/22 (b)		3,275	3,444,160
Series 2008-5, Class A4, 1.93%, 7/25/23 (b)		827	862,837
Soundview Home Loan Trust, Series 2006-EQ1, Class A4, 0.41%, 10/25/36 (b)		10,000	6,844,410
SpringCastle America Funding LLC:
Series 2013-1A, Class A, 3.75%, 4/03/21 (a)		38,063	38,363,628
Series 2014-AA, Class A, 2.70%, 5/25/23 (a)		70,270	70,262,973
Series 2014-AA, Class B, 4.61%, 10/25/27 (a)		47,127	47,116,882
Washington Mutual Asset-Backed Certificates WMABS Trust, Series 2006-HE5, Class 2A2, 0.34%, 10/25/36 (b)		26,872	13,852,885
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		7,700	7,701,771
Series 2012-C, Class C, 4.55%, 8/15/22		4,650	4,821,669
Series 2012-C, Class M, 3.32%, 8/15/22		2,270	2,343,123
Series 2012-D, Class A, 2.15%, 4/17/23		2,290	2,260,658
Series 2012-D, Class B, 3.34%, 4/17/23		3,290	3,353,181
Series 2012-D, Class M, 3.09%, 4/17/23		2,525	2,556,782

			1,549,725,952
Total Asset-Backed Securities — 12.5%			2,571,477,027

6	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
China — 0.0%
China Unicom Hong Kong Ltd.		600,000	$896,347
Germany — 0.1%
Commerzbank AG (e)		147,261	2,202,228
Volkswagen AG, Preference Shares		39,105	8,120,018

			10,322,246
Japan — 0.0%
Mitsui OSK Lines Ltd.		900,000	2,872,122
Luxembourg — 0.0%
Concrete Investment II SCA		24,318	—
United Kingdom — 0.0%
Barclays PLC		2,041,550	7,527,773
United States — 0.7%
American Capital Agency Corp.		1,548,000	32,895,000
Apache Corp.		25,668	2,409,455
Best Buy Co., Inc.		185,652	6,236,051
Boyd Gaming Corp. (e)		379,415	3,854,856
Comcast Corp., Class A		144,471	7,769,650
Delta Air Lines, Inc.		1,250,000	45,187,500
LyondellBasell Industries NV, Class A		68,934	7,490,369
Macy’s, Inc.		50,444	2,934,832
Two Harbors Investment Corp.		1,278,987	12,367,804
United Continental Holdings, Inc. (e)		262,400	12,277,696
Vantage Drilling Co. (e)		1,400,000	1,778,000

			135,201,213
Total Common Stocks — 0.8%			156,819,701

Corporate Bonds		Par (000)
Australia — 0.0%
Drillsearch Finance Property Ltd., 6.00%, 9/01/18	USD	2,100	2,241,750
Transfield Services Ltd.:
8.38%, 5/15/20 (a)		1,800	1,872,000
8.38%, 5/15/20		300	315,000

			4,428,750
Canada — 0.2%
The Bank of Nova Scotia, 2.80%, 7/21/21		18,658	18,438,675
MEG Energy Corp.:
6.50%, 3/15/21 (a)		2,430	2,490,750
7.00%, 3/31/24 (a)		15,576	16,121,160

			37,050,585
China — 0.9%
21Vianet Group, Inc., 6.88%, 6/26/17	CNY	11,900	1,803,421
Agile Property Holdings Ltd., 6.88%, 2/28/17		21,000	3,398,553
Beijing Capital Hong Kong Ltd., 4.95%, 6/20/17		22,000	3,577,579
Billion Express Investments Ltd., 0.75%, 10/18/15	USD	16,000	16,264,000
Biostime International Holdings Ltd., 0.00%, 2/20/19 (d)	HKD	20,000	2,378,065
Caifu Holdings Ltd., 8.75%, 1/24/20	USD	6,200	5,935,012
China Construction Bank Asia Corp. Ltd., 3.55%, 7/02/19		4,850	4,855,301
China Electronics Corp. Holdings Co. Ltd., 4.70%, 1/16/17	CNY	17,500	2,839,406
China Singyes Solar Technologies Holdings Ltd., 5.00%, 8/08/19		4,000	712,110
CIFI Holdings Group Co. Ltd., 8.88%, 1/27/19	USD	2,200	2,189,000
CITIC Ltd., 6.63%, 4/15/21		5,750	6,573,860
Crotona Assets Ltd., 4.00%, 4/14/19		3,970	3,831,546

Corporate Bonds		Par (000)	Value
China (concluded)
E-House China Holdings Ltd.:
2.75%, 12/15/18 (a)	USD	10,700	$9,940,343
2.75%, 12/15/18		1,000	928,799
Evergrande Real Estate Group Ltd., 8.75%, 10/30/18		2,583	2,415,105
Fantasia Holdings Group Co. Ltd.:
13.75%, 9/27/17		4,100	4,192,250
10.63%, 1/23/19		8,500	7,570,023
Fufeng Group Ltd., 3.00%, 11/27/18	CNY	33,000	5,807,720
Gemdale Asia Investment Ltd., 6.50%, 3/04/17		18,000	2,927,611
Greenland Hong Kong Holdings Ltd., 5.50%, 1/23/18		26,500	4,283,791
Hengan International Group Co. Ltd., 0.00%, 6/27/18 (d)	HKD	71,000	9,258,067
Hero Asia Investment Ltd., 2.88%, 10/03/17	USD	6,000	5,953,806
Kaisa Group Holdings Ltd., 10.25%, 1/08/20		4,800	4,968,000
Logo Star Ltd., 1.50%, 11/22/18	HKD	18,000	2,503,590
Longfor Properties Co. Ltd., 7.00%, 5/28/18	CNY	21,400	3,504,154
Panda Funding Investment 2013, 3.95%, 12/17/16		30,000	4,797,903
Power Construction Corp. of China, 4.45%, 5/15/17		29,000	4,721,742
Powerlong Real Estate Holdings Ltd., 11.00%, 9/18/17		25,000	3,951,223
Qihoo 360 Technology Co. Ltd.:
2.50%, 9/15/18 (a)	USD	2,000	1,973,750
2.50%, 9/15/18		2,079	2,074,198
0.50%, 8/15/20 (a)		6,000	5,336,250
Semiconductor Manufacturing International Corp., 4.63%, 10/07/19		8,500	8,461,750
Shenzhou International Group Holdings Ltd., 0.50%, 6/18/19	HKD	38,000	4,820,441
Shui On Development Holding Ltd., 9.63%, 6/10/19	USD	1,300	1,300,000
Sparkle Assets Ltd., 6.88%, 1/30/20		4,860	4,911,516
Sunac China Holdings Ltd., 9.38%, 4/05/18		3,000	3,041,400
Tong Jie Ltd., 0.00%, 2/18/18 (d)	HKD	27,000	3,485,901
Trillion Chance Ltd., 8.50%, 1/10/19	USD	6,000	5,856,486
Unican Ltd., 5.80%, 9/18/17	CNY	22,400	3,620,403
Wanda Properties International Co. Ltd., 7.25%, 1/29/24	USD	8,000	8,553,200
West China Cement Ltd., 6.50%, 9/11/19		1,800	1,749,429
Yingde Gases Investment Ltd., 8.13%, 4/22/18		4,000	4,070,000

			191,336,704
Czech Republic — 0.1%
CE Energy AS, 7.00%, 2/01/21	EUR	4,555	5,927,259
RPG Byty Sro, 6.75%, 5/01/20		6,211	8,197,864

			14,125,123
Finland — 0.0%
Citycon Oyj, 3.75%, 6/24/20		5,750	8,053,326
France — 0.8%
3AB Optique Developpement SAS, 5.63%, 4/15/19		4,000	4,698,571
Autodis SA, 6.50%, 2/01/19		395	509,135
Casino Guichard Perrachon SA, 2.90%, 8/05/26		5,100	6,566,235
Credit Agricole SA, 3.88%, 4/15/24 (a)	USD	8,200	8,239,491
GELF Bond Issuer I SA, 3.13%, 4/03/18	EUR	4,790	6,455,819
Imerys SA, 2.50%, 11/26/20		3,500	4,691,953
Kerneos Tech Group SAS:
5.06%, 3/01/21 (b)		1,233	1,560,464
6.50%, 3/01/21		1,613	2,078,057
Labeyrie Fine Foods SAS, 5.63%, 3/15/21		485	604,925
Lion/Seneca France 2, 7.88%, 4/15/19		4,560	5,363,571

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	7

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
France (concluded)
Numericable Group SA:
5.38%, 5/15/22	EUR	2,480	$3,236,752
6.00%, 5/15/22 (a)	USD	8,215	8,276,613
5.63%, 5/15/24	EUR	3,900	5,080,694
Plastic Omnium SA, 2.88%, 5/29/20		10,000	13,297,715
Renault SA:
4.63%, 9/18/17		9,461	13,030,280
3.63%, 9/19/18		6,400	8,701,746
3.13%, 3/05/21		11,020	14,849,642
Sanofi:
0.33%, 9/10/18 (b)		8,400	10,624,955
1.25%, 3/10/22		2,300	2,910,887
1.95%, 9/10/26		12,200	15,315,297
SGD Group SAS, 5.63%, 5/15/19		1,550	1,899,006
Société Générale SA, 2.75%, 9/16/26 (b)		8,100	10,069,626
Total Capital Canada Ltd., 2.35%, 9/18/29		8,100	10,263,323

			158,324,757
Germany — 0.7%
BMW Finance NV, 0.56%, 4/04/17 (b)		8,275	10,488,126
Commerzbank AG:
7.75%, 3/16/21		7,800	11,910,228
8.13%, 9/19/23 (a)	USD	4,186	4,832,737
Deutsche Bank AG, 1.35%, 9/08/21	EUR	4,500	5,690,576
Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20		1,008	1,333,636
Fresenius Finance BV, 3.00%, 2/01/21		9,430	12,547,845
FTE Verwaltungs GmbH, 9.00%, 7/15/20		2,740	3,685,726
Galapagos SA, 5.38%, 6/15/21		470	580,577
Mahle GmbH, 2.50%, 5/14/21		6,800	8,733,044
Schaeffler Holding Finance BV, 6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (f)		870	1,151,605
ThyssenKrupp AG, 3.13%, 10/25/19		1,680	2,220,945
Trionista Holdco GmbH, 5.00%, 4/30/20		1,668	2,175,249
TUI AG, 4.50%, 10/01/19		1,579	2,031,263
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.75%, 1/15/23	EUR	4,236	5,760,892
5.13%, 1/21/23		390	519,724
5.63%, 4/15/23	EUR	909	1,237,098
6.25%, 1/15/29		422	592,462
Unitymedia KabelBW GmbH, 9.50%, 3/15/21		1,130	1,611,013
Volkswagen International Finance NV:
5.50%, 11/09/15 (a)		2,100	2,734,910
5.50%, 11/09/15		42,200	55,502,330
0.80%, 4/15/19 (b)		10,500	13,365,011

			148,704,997
Greece — 0.0%
S&B Minerals Finance SCA, 9.25%, 8/15/20		1,495	2,048,773
Hong Kong — 0.3%
Asia View Ltd., 1.50%, 8/08/19	USD	5,000	4,877,500
China Nickel Resources Holdings Co. Ltd., 10.00%, 12/12/18	HKD	8,000	587,262
China Overseas Finance Investment Cayman IV Ltd., 0.00%, 2/04/21 (d)	USD	7,400	7,659,000
China Overseas Grand Oceans Finance Cayman Ltd., 2.00%, 3/21/17 (g)	HKD	48,000	6,166,249
China Precious Metal Resources Holdings Co. Ltd., 7.25%, 2/04/18		57,000	4,015,403
China Taiping New Horizon Ltd., 6.00%, 10/18/23	USD	4,330	4,714,608
Glorious Property Holdings Ltd., 13.25%, 3/04/18		4,800	3,456,000
Goodman HK Finance, 4.38%, 6/19/24		5,500	5,481,498
HKEx International Ltd., 0.50%, 10/23/17		3,050	3,557,063

Corporate Bonds		Par (000)	Value
Hong Kong (concluded)
Hopson Development Holdings Ltd., 9.88%, 1/16/18	USD	5,900	$5,490,735
IT Ltd., 6.25%, 5/15/18	CNY	20,100	3,096,332
The Link Finance Cayman 2009 Ltd., 3.60%, 9/03/24	USD	6,500	6,346,145
PCCW-HKT Capital No. 5 Ltd., 3.75%, 3/08/23		3,600	3,484,397
Shine Power International Ltd., 0.00%, 7/28/19 (d)	HKD	60,000	7,418,044

			66,350,236
India — 0.6%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	5,200	5,354,898
Food Corp. of India, 9.95%, 3/07/22	IND	2,135,000	36,260,616
Greenko Dutch BV, 8.00%, 8/01/19	USD	8,100	7,976,880
Housing Development Finance Corp.:
9.65%, 1/17/19	IND	830,000	13,564,479
9.45%, 8/21/19		343,000	5,585,080
Jaiprakash Associates Ltd., 5.75%, 9/08/17	USD	4,500	3,600,000
Rolta LLC, 10.75%, 5/16/18		2,300	2,472,500
Rural Electrification Corp Ltd., 9.10%, 9/23/17	IND	2,170,000	35,048,111
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	3,595	4,392,572
Sintex Industries Ltd., 7.50%, 11/29/17 (g)	USD	4,900	4,924,500
Suzlon Energy Ltd., 3.25%, 7/16/19 (c)		4,900	3,773,000
TML Holdings Pte Ltd., 5.75%, 5/07/21		3,000	3,098,700
Vedanta Resources PLC, 8.25%, 6/07/21		2,700	2,976,750
Videocon Industries Ltd., 6.75%, 12/16/15		1,900	1,634,000

			130,662,086
Indonesia — 0.1%
Alam Synergy Pte Ltd., 6.95%, 3/27/20		2,000	1,950,000
Berau Capital Resources Pte Ltd., 12.50%, 7/08/15		3,000	2,325,000
Berau Coal Energy Tbk PT, 7.25%, 3/13/17		1,780	1,174,800
Indo Energy Finance II BV, 6.38%, 1/24/23		4,000	3,110,000
MPM Global Pte Ltd., 7.13%, 9/19/19		2,250	2,241,563

			10,801,363
Ireland — 0.4%
Allied Irish Banks PLC, 2.75%, 4/16/19	EUR	10,450	13,475,937
Ardagh Glass Finance PLC, 8.75%, 2/01/20		572	754,980
Ardagh Packaging Finance PLC, 9.25%, 10/15/20		545	736,552
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)	USD	5,800	5,742,000
4.50%, 1/15/22	EUR	4,572	5,619,126
Bank of Ireland:
2.20%, 5/08/17		6,775	8,651,596
3.25%, 1/15/19		16,658	22,118,511
4.25%, 6/11/24 (b)		16,624	20,421,948
CRH Finance Ltd., 3.13%, 4/03/23		2,540	3,538,496
DEPFA Bank PLC, 0.94%, 12/15/15 (b)		4,644	5,573,011

			86,632,157
Italy — 1.6%
Astaldi SpA, 7.13%, 12/01/20		3,866	5,114,919
Banca Monte dei Paschi di Siena SpA:
4.88%, 9/15/16		13,080	17,893,661
2.88%, 4/16/22		25,375	34,926,753
3.00%, 7/16/24		5,910	7,885,673
Banca Popolare dell’Emilia Romagna SC, 3.38%, 10/22/18		22,250	30,941,363
Banco Popolare SC, 3.50%, 3/14/19		6,425	8,424,814

8	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Italy (concluded)
Cerved Group SpA:
6.38%, 1/15/20	EUR	820	$1,092,670
8.00%, 1/15/21		1,010	1,396,878
CNH Industrial Finance Europe SA, 3.00%, 3/18/19		8,484	10,797,107
Credito Emiliano SpA, 3.25%, 7/09/20		2,725	3,880,670
FGA Capital Ireland PLC, 2.63%, 4/17/19		3,450	4,463,565
Gamenet SpA, 7.25%, 8/01/18		887	1,131,535
GCL Holdings SCA, 9.38%, 4/15/18		995	1,334,107
Intesa Sanpaolo SpA:
3.50%, 1/17/22		5,220	7,378,178
3.25%, 2/10/26		5,300	7,647,958
4.10%, 9/15/26		7,475	9,395,087
IVS F. SpA, 7.13%, 4/01/20		495	655,536
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)	USD	3,376	3,646,080
7.38%, 7/15/39 (a)		1,740	1,818,300
6.25%, 1/15/40 (a)		6,540	6,180,300
Mediobanca SpA:
2.25%, 3/18/19	EUR	7,750	10,225,736
3.63%, 10/17/23		7,490	11,083,210
Officine Maccaferri SpA, 5.75%, 6/01/21		2,268	2,850,290
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	1,056	1,050,720
6.00%, 9/30/34		887	868,151
7.72%, 6/04/38		2,050	2,306,250
Telecom Italia Finance SA:
6.13%, 11/15/16	EUR	17,800	27,417,301
7.75%, 1/24/33		3,440	5,603,785
Telecom Italia SpA:
4.88%, 9/25/20		1,050	1,457,544
4.50%, 1/25/21		7,875	10,728,373
5.88%, 5/19/23	GBP	5,650	9,591,877
Twin Set-Simona Barbieri SpA, 6.08%, 7/15/19 (b)	EUR	2,012	2,389,048
UniCredit SpA:
3.25%, 1/14/21		11,640	16,076,617
5.90%, 10/28/25 (b)		11,990	16,289,851
Unione di Banche Italiane SCpA:
2.88%, 2/18/19		7,725	10,426,494
3.13%, 10/14/20		4,080	5,798,276
3.30%, 2/05/24		4,765	6,779,681
Wind Acquisition Finance SA:
4.00%, 7/15/20		12,953	16,135,420
4.20%, 7/15/20 (b)		5,230	6,581,016

			329,664,794
Jamaica — 0.0%
Digicel Ltd.:
8.25%, 9/01/17 (a)	USD	1,845	1,879,686
6.00%, 4/15/21 (a)		3,100	3,069,000

			4,948,686
Japan — 0.2%
Kawasaki Kisen Kaisha Ltd., 0.00%, 9/26/18	JPY	500,000	4,725,325
Kyoritsu Maintenance Co. Ltd., 0.00%, 12/28/18 (d)		460,000	4,618,874
Maruzen Showa Unyu Co. Ltd., 0.00%, 3/29/19 (d)		571,000	5,492,637
MISUMI Group, Inc., 0.00%, 10/22/18 (d)	USD	7,700	7,988,750
Park24 Co. Ltd., 0.00%, 4/26/18 (d)	JPY	400,000	3,699,111
SBI Holdings, Inc., 0.00%, 11/02/17 (d)		700,000	6,720,766
The Shizuoka Bank Ltd., 0.00%, 4/25/18 (d)	USD	1,700	1,685,125
Softbank Corp., 4.50%, 4/15/20 (a)		1,045	1,042,388
Sumitomo Forestry Co. Ltd., 0.00%, 8/24/18 (d)	JPY	350,000	3,231,137
Takashimaya Co. Ltd., 0.00%, 12/11/18 (d)		30,000	276,818

Corporate Bonds		Par (000)	Value
Japan (concluded)
Yamaguchi Financial Group, Inc., 0.00%, 12/20/18 (d)	USD	6,400	$6,592,000

			46,072,931
Jersey — 0.0%
Atrium European Real Estate Ltd., 4.00%, 4/20/20	EUR	3,155	4,264,966
Luxembourg — 0.3%
Altice SA, 7.25%, 5/15/22		13,475	17,615,380
APERAM, 0.63%, 7/08/21	USD	5,800	5,727,500
BMBG Bond Finance SCA, 5.20%, 10/15/20 (b)	EUR	3,635	4,633,680
INEOS Group Holdings SA:
6.50%, 8/15/18		433	560,511
5.75%, 2/15/19		655	829,370
Intelsat Luxembourg SA, 6.75%, 6/01/18 (a)	USD	3,100	3,185,250
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	685	834,739
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		7,635	10,631,892
Magnolia BC SA, 9.00%, 8/01/20		610	744,269
Monitchem HoldCo 3 SA, 5.25%, 6/15/21		884	1,094,211
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		2,006	2,690,735
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	392	534,738
6.75%, 8/15/24		1,380	1,945,690
Xefin Lux SCA, 3.91%, 6/01/19 (b)		5,810	7,283,323

			58,311,288
Malaysia — 0.1%
Cahaya Capital Ltd., 0.00%, 9/18/21 (d)	USD	5,000	4,921,500
YTL Corp. Finance Labuan Ltd., 1.88%, 3/18/15		6,000	6,292,500

			11,214,000
Mexico — 0.1%
Cemex Finance LLC, 5.25%, 4/01/21	EUR	10,311	13,348,964
Cemex SAB de CV, 5.25%, 1/11/22		4,460	5,619,150

			18,968,114
Mongolia — 0.0%
Mongolian Mining Corp., 8.88%, 3/29/17	USD	1,100	687,500
Netherlands — 0.2%
Achmea Bank NV, 2.75%, 2/18/21	EUR	4,150	5,677,784
Achmea BV, 6.00%, 4/04/43 (b)		2,709	3,849,378
Hema Bondco I BV:
5.33%, 6/15/19 (b)		4,470	5,264,768
6.25%, 6/15/19		2,751	3,214,069
NN Group NV, 4.63%, 4/08/44 (b)		9,625	12,430,453
TMF Group Holding BV, 9.88%, 12/01/19		1,936	2,543,578

			32,980,030
Philippines — 0.0%
Filinvest Development Cayman Islands, 4.25%, 4/02/20	USD	5,500	5,251,145
Poland — 0.1%
Play Finance 1 SA, 6.50%, 8/01/19	EUR	2,675	3,522,271
Play Finance 2 SA, 5.25%, 2/01/19		4,050	5,230,476

			8,752,747

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	9

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Portugal — 0.2%
Banco Espirito Santo SA:
2.63%, 5/08/17	EUR	3,600	$3,955,894
4.75%, 1/15/18		6,900	8,105,036
4.00%, 1/21/19		3,500	3,978,629
Caixa Geral de Depositos SA, 3.00%, 1/15/19		6,500	8,923,718
Galp Energia SGPS SA:
4.13%, 1/25/19		5,200	7,028,699
3.00%, 1/14/21		7,200	9,159,486

			41,151,462
Singapore — 0.1%
Global A&T Electronics Ltd., 10.00%, 2/01/19	USD	6,190	5,540,050
OSIM International Ltd., 0.00%, 9/18/19 (d)	SGD	7,500	5,702,751
Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/22	USD	7,000	7,228,200
Pakuwon Prima Pte Ltd., 7.63%, 7/02/19		2,400	2,432,369
United Overseas Bank Ltd., 3.75%, 9/19/24 (b)		6,050	6,081,339

			26,984,709
South Korea — 0.1%
Celltrion, Inc., 2.75%, 3/27/18		8,000	7,028,000
Woori Bank Co. Ltd., 4.75%, 4/30/24		21,100	21,329,484

			28,357,484
Spain — 1.0%
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	878	1,103,419
AyT Cedulas Cajas Global:
4.00%, 3/21/17		2,500	3,414,630
4.25%, 6/14/18		1,800	2,548,778
4.00%, 3/24/21		4,100	6,014,038
AyT Cedulas Cajas X Fondo de Titulizacion:
0.28%, 6/30/15 (b)		20,000	25,173,228
3.75%, 6/30/25		5,900	8,230,922
Banco Mare Nostrum SA, 3.13%, 1/21/19		4,900	6,755,282
Banco Popular Espanol SA, 2.13%, 10/08/19		9,400	12,518,041
Bankia SA:
3.50%, 1/17/19		20,200	27,427,279
4.00%, 5/22/24 (b)		31,600	38,316,093
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (f)		3,245	4,365,030
BPE Financiaciones SA:
2.88%, 5/19/16		9,100	11,744,268
2.50%, 2/01/17		10,200	13,118,298
CaixaBank SA:
4.50%, 11/22/16		6,500	8,111,351
3.13%, 5/14/18		4,500	6,160,111
Cedulas TDA, 4.25%, 3/28/27		600	881,685
Cedulas TDA 1 Fondo de Titulizacion de Activos, 4.13%, 4/10/21		1,800	2,652,550
Cedulas TDA 6 Fondo de Titulizacion de Activos:
3.88%, 5/23/25		3,200	4,595,393
4.25%, 4/10/31		3,200	4,618,423
Cedulas TDA 7 Fondo de Titulizacion de Activos, 3.50%, 6/20/17		100	135,637
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18		3,675	4,800,342
Grupo Antolin Dutch BV, 4.50%, 4/01/21		375	482,054
Kutxabank SA, 3.00%, 2/01/17		2,000	2,680,687
Obrascon Huarte Lain SA, 5.00%, 3/15/22		1,670	2,127,656
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20		3,760	4,820,330
Telefonica SA, 5.50%, 7/24/17		8,000	10,696,576

			213,492,101
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 6/27/19	USD	3,550	3,557,100

Corporate Bonds		Par (000)	Value
Sweden — 0.0%
SAS AB, 7.50%, 4/01/15	SEK	7,000	$978,312
Verisure Holding AB, 8.75%, 12/01/18	EUR	1,000	1,345,156

			2,323,468
Switzerland — 0.4%
Credit Suisse AG:
1.38%, 1/31/22		14,425	18,262,848
6.50%, 8/08/23	USD	9,470	10,299,099
5.75%, 9/18/25 (b)	EUR	1,580	2,187,510
Dufry Finance SCA:
5.50%, 10/15/20 (a)	USD	1,466	1,531,970
4.50%, 7/15/22	EUR	4,385	5,749,189
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19		2,544	3,290,334
Roche Holdings, Inc., 2.88%, 9/29/21 (a)	USD	10,350	10,335,158
Selecta Group BV, 6.50%, 6/15/20	EUR	1,333	1,580,312
UBS AG:
4.75%, 5/22/23 (b)	USD	3,860	3,860,000
5.10%, 5/15/24		22,725	22,156,875
4.90%, 2/12/26 (b)	EUR	5,740	7,600,162

			86,853,457
Taiwan — 0.1%
Far Eastern International Bank, 0.00%, 2/07/18 (d)	USD	2,600	2,580,500
Neo Solar Power Corp., 0.00%, 7/18/17 (d)		5,000	4,956,500
Zhen Ding Technology Holding Ltd., 0.00%, 6/07/15 (d)		3,700	3,968,250

			11,505,250
Thailand — 0.1%
Bangkok Dusit Medical Services PCL, 0.00%, 9/18/19 (d)	THB	276,000	8,548,126
CP Foods Holdings Ltd., 0.50%, 1/15/19	USD	7,600	7,771,000

			16,319,126
United Arab Emirates — 0.1%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, 5.25%, 5/30/25 (a)		8,067	8,490,921
United Kingdom — 2.9%
AA Bond Co. Ltd.:
6.27%, 7/02/43	GBP	5,540	10,619,774
3.85%, 7/31/43		1,425	2,355,172
9.50%, 7/31/43		14,460	25,727,249
Annington Finance No. 4 PLC, 1.53%, 1/10/23 (b)		2,153	3,459,453
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (f)	GBP	1,000	2,010,214
Bakkavor Finance 2 PLC, 8.25%, 2/15/18		1,000	1,669,774
Barclays Bank PLC, 7.63%, 11/21/22	USD	6,743	7,246,196
Barclays PLC:
1.50%, 4/01/22	EUR	8,675	10,927,982
4.38%, 9/11/24	USD	6,825	6,614,517
BAT International Finance PLC, 4.00%, 9/04/26	GBP	4,355	7,338,641
Boparan Finance PLC, 5.50%, 7/15/21		2,592	3,718,765
BP Capital Markets PLC, 2.24%, 5/10/19	USD	13,834	13,749,350
Brighthouse Group PLC, 7.88%, 5/15/18	GBP	1,000	1,605,253
British Sky Broadcasting Group PLC:
2.63%, 9/16/19 (a)	USD	4,660	4,657,195
1.70%, 9/15/21	EUR	25,125	31,688,923
2.50%, 9/15/26		31,975	40,767,085
Care UK Health & Social Care PLC, 5.56%, 7/15/19 (b)	GBP	2,961	4,572,186
Co-operative Group Holdings Ltd., 5.63%, 7/08/20 (c)		2,160	3,729,270

10	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United Kingdom (concluded)
Debenhams PLC, 5.25%, 7/15/21	GBP	1,000	$1,523,872
DFS Furniture Holdings PLC, 7.63%, 8/15/18		914	1,526,174
EC Finance PLC, 5.13%, 7/15/21	EUR	2,875	3,658,523
Eco-Bat Finance PLC, 7.75%, 2/15/17		1,000	1,284,276
Enterprise Inns PLC:
6.50%, 12/06/18	GBP	6,106	10,591,588
5.88%, 10/06/23		6,106	9,955,598
Findus Bondco SA, 9.13%, 7/01/18	EUR	885	1,190,463
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	2,700	4,574,047
Grainger PLC, 5.00%, 12/16/20		890	1,461,629
Greene King Finance PLC, Series A5, 3.06%, 12/15/33 (b)		29,267	47,422,849
House of Fraser Funding PLC, 8.88%, 8/15/18		1,033	1,775,116
HSBC Holdings PLC, 4.25%, 3/14/24	USD	4,911	4,968,969
Hydra Dutch Holdings 2BV, 5.83%, 4/15/19 (b)	EUR	1,790	2,221,985
IDH Finance PLC:
6.00%, 12/01/18	GBP	3,168	5,238,487
6.00%, 12/01/18 (a)		700	1,157,494
INEOS Finance PLC, 8.38%, 2/15/19 (a)	USD	1,770	1,893,900
Jaguar Land Rover Automotive PLC:
8.25%, 3/15/20	GBP	2,830	5,073,906
5.00%, 2/15/22		460	751,317
Marks & Spencer PLC, 4.75%, 6/12/25		1,220	2,078,721
Mitchells & Butlers Finance PLC, 2.69%, 6/15/36 (b)		3,072	4,283,360
New Look Bondco I PLC, 8.75%, 5/14/18		430	726,717
Pension Insurance Corp. PLC, 6.63%, 7/03/24		1,950	3,196,913
Premier Foods Finance PLC, 5.56%, 3/16/20 (b)		3,825	5,706,652
Premier Foods PLC, 6.50%, 3/15/21		664	951,032
Priory Group No. 3 PLC, 7.00%, 2/15/18		1,840	3,084,316
Punch Taverns Finance B Ltd.:
7.37%, 6/30/22		8,204	14,231,038
Series A6, 5.94%, 12/30/24		7,804	12,904,404
Series A7, 4.77%, 6/30/33		6,476	10,392,858
Punch Taverns Finance PLC, 7.27%, 4/15/22		7,300	13,550,299
Spirit Issuer PLC, 3.26%, 12/28/31 (b)		14,430	22,340,363
Spirit Issuer PLC, Series A6, 2.36%, 12/28/36 (b)		7,014	10,887,422
Stonegate Pub Co. Financing PLC:
5.31%, 4/15/19 (b)		2,205	3,621,620
5.75%, 4/15/19		2,395	3,853,511
The Unique Pub Finance Co. PLC:
6.46%, 3/30/32		23,306	36,006,521
Series A3, 6.54%, 3/30/21		2,500	4,275,483
Series A4, 5.66%, 6/30/27		20,198	33,152,334
Series M, 7.40%, 3/28/24		16,090	26,840,583
Virgin Media Secured Finance PLC, 6.00%, 4/15/21		3,075	5,139,640
Vodafone Group PLC:
1.00%, 9/11/20	EUR	19,750	24,744,563
2.00%, 9/11/25		39,960	49,922,518
Vougeot Bidco PLC, 7.88%, 7/15/20	GBP	4,216	6,867,191
Voyage Care BondCo PLC:
6.50%, 8/01/18		500	820,702
11.00%, 2/01/19		5,000	8,794,685
WPP Finance SA, 2.60%, 9/22/26	EUR	3,375	4,268,077

			601,368,715
United States — 6.3%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22	USD	1,635	1,741,275
4.88%, 5/15/23		1,060	1,087,825

Corporate Bonds		Par (000)	Value
United States (continued)
Actavis Funding SCS, 3.85%, 6/15/24 (a)	USD	23,373	$22,657,155
The ADT Corp., 3.50%, 7/15/22		4,356	3,767,940
Advanced Micro Devices, Inc., 6.75%, 3/01/19		3,810	3,848,100
AES Corp., 8.00%, 10/15/17		3,133	3,516,793
Ally Financial, Inc., 8.00%, 11/01/31		2,600	3,243,500
American Airlines Pass-Through Trust, 6.00%, 1/15/17 (a)		40,210	41,818,400
American Express Credit Corp., 2.25%, 8/15/19		12,712	12,623,067
American International Group, Inc., 2.30%, 7/16/19		9,173	9,105,771
Anadarko Petroleum Corp., 3.45%, 7/15/24		1,355	1,330,862
APX Group, Inc., 6.38%, 12/01/19		991	958,793
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21		1,003	1,090,763
Atwood Oceanics, Inc., 6.50%, 2/01/20		825	845,625
Bank of America Corp.:
2.60%, 1/15/19		24,039	23,992,172
2.65%, 4/01/19		27,370	27,286,111
1.50%, 9/10/21	EUR	4,047	5,089,407
4.00%, 4/01/24	USD	17,794	17,979,431
4.20%, 8/26/24		14,906	14,777,108
Beazer Homes USA, Inc., 5.75%, 6/15/19		9,751	9,239,073
Belden, Inc., 5.50%, 4/15/23	EUR	1,000	1,304,106
Brightstar Corp., 7.25%, 8/01/18 (a)	USD	7,263	7,816,804
Calpine Corp., 5.38%, 1/15/23		8,090	7,827,075
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.38%, 6/01/20		8,032	8,493,840
5.25%, 9/30/22		8,115	7,942,556
Celanese U.S. Holdings LLC, 3.25%, 10/15/19	EUR	1,450	1,845,754
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)	USD	2,040	2,315,400
Ceridian LLC, 8.88%, 7/15/19 (a)		2,925	3,235,781
Chesapeake Energy Corp., 5.75%, 3/15/23		3,000	3,195,000
CHS/Community Health Systems, Inc., 8.00%, 11/15/19		5,622	6,002,609
CIT Group, Inc.:
4.25%, 8/15/17		4,819	4,867,190
5.50%, 2/15/19 (a)		1,100	1,150,875
Citigroup, Inc.:
2.50%, 7/29/19		13,555	13,434,211
2.20%, 9/10/26	EUR	5,182	6,535,147
CONSOL Energy, Inc., 5.88%, 4/15/22 (a)	USD	5,660	5,575,100
Continental Resources, Inc., 4.90%, 6/01/44		10,595	10,328,620
Covanta Holding Corp., 6.38%, 10/01/22		1,610	1,698,550
Crown Castle International Corp., 5.25%, 1/15/23		1,735	1,719,819
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		1,805	1,877,200
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		5,685	5,585,513
DISH DBS Corp., 5.88%, 7/15/22		8,105	8,267,100
DPL, Inc., 6.50%, 10/15/16		2,453	2,600,180
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		686	715,155
First Data Corp.:
7.38%, 6/15/19 (a)		19,619	20,650,959
8.88%, 8/15/20 (a)		3,150	3,378,375
Ford Motor Co., 4.25%, 11/15/16		10,200	17,480,250
Ford Motor Credit Co. LLC, 3.66%, 9/08/24		19,440	19,075,500
Forest Laboratories, Inc., 5.00%, 12/15/21 (a)		20,565	21,981,620
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	1,405	1,648,155
General Motors Co.:
4.88%, 10/02/23	USD	3,520	3,722,400
6.25%, 10/02/43		5,635	6,592,950

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United States (continued)
General Motors Financial Co., Inc.:
2.75%, 5/15/16	USD	1,069	$1,077,018
2.63%, 7/10/17		33,660	33,812,715
4.75%, 8/15/17		46,225	48,420,687
3.25%, 5/15/18		3,130	3,145,650
3.50%, 7/10/19		12,740	12,835,512
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		1,056	1,071,840
The Goldman Sachs Group, Inc.:
2.90%, 7/19/18		32,893	33,692,497
2.63%, 1/31/19		19,449	19,398,977
4.00%, 3/03/24		7,203	7,254,718
4.25%, 1/29/26	GBP	6,995	11,747,361
Gulfmark Offshore, Inc., 6.38%, 3/15/22	USD	705	680,325
H&E Equipment Services, Inc., 7.00%, 9/01/22		1,185	1,264,988
HCA, Inc., 8.00%, 10/01/18		12,048	13,704,600
HD Supply, Inc., 11.00%, 4/15/20		8,810	9,977,325
Hologic, Inc., 6.25%, 8/01/20		4,519	4,654,570
HSBC USA, Inc., 3.50%, 6/23/24		4,707	4,709,603
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17 (a)		975	965,250
4.88%, 3/15/19 (a)		4,111	4,049,335
6.00%, 8/01/20 (a)		7,420	7,624,050
Infor US, Inc., 9.38%, 4/01/19		1,690	1,825,200
iStar Financial, Inc., 4.00%, 11/01/17		1,996	1,936,120
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		1,850	1,891,625
Jefferies Group LLC, 2.38%, 5/20/20	EUR	15,235	19,677,555
JPMorgan Chase & Co., 3.88%, 9/10/24	USD	19,474	19,091,200
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		2,655	2,781,113
Kinder Morgan Energy Partners LP, 5.40%, 9/01/44		17,295	17,006,952
Laredo Petroleum, Inc.:
9.50%, 2/15/19		2,265	2,406,563
7.38%, 5/01/22		735	771,750
Lennar Corp., 2.75%, 12/15/20 (a)		10,000	17,700,000
Level 3 Communications, Inc., 8.88%, 6/01/19		780	832,650
Level 3 Financing, Inc., 8.13%, 7/01/19		4,260	4,536,900
Levi Strauss & Co., 6.88%, 5/01/22		1,161	1,213,245
Linn Energy LLC/Linn Energy Finance Corp.:
7.25%, 11/01/19		3,096	3,022,470
8.63%, 4/15/20		294	303,923
Lowe’s Cos., Inc.:
5.00%, 9/15/43		5,550	6,088,089
4.25%, 9/15/44		5,560	5,417,992
Marathon Petroleum Corp., 4.75%, 9/15/44		5,470	5,251,003
Massachusetts Institute of Technology, 3.96%, 7/01/38		8,375	8,495,973
MDC Partners, Inc., 6.75%, 4/01/20 (a)		1,190	1,225,700
MetroPCS Wireless, Inc., 6.63%, 11/15/20		2,180	2,239,950
Metropolitan Life Global Funding I, 2.30%, 4/10/19 (a)		14,493	14,491,984
MGM Resorts International, 4.25%, 4/15/15		15,700	19,772,187
Micron Technology, Inc., 3.00%, 11/15/43		29,000	38,135,000
Morgan Stanley:
2.38%, 7/23/19		24,223	23,839,986
2.38%, 3/31/21	EUR	15,440	20,662,040
5.00%, 11/24/25	USD	9,747	10,193,510
4.35%, 9/08/26		6,081	5,976,510
NES Rentals Holdings, Inc., 7.88%, 5/01/18 (a)		1,847	1,920,880
Novelis, Inc., 8.75%, 12/15/20		1,740	1,859,625
NRG Energy, Inc., 7.63%, 1/15/18		5,622	6,184,200

Corporate Bonds		Par (000)	Value
United States (concluded)
Nuance Communications, Inc., 5.38%, 8/15/20 (a)	USD	4,525	$4,423,187
Premier Oil, 5.11%, 5/10/18		12,700	13,239,750
Realogy Group LLC, 7.63%, 1/15/20 (a)		2,709	2,898,630
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.13%, 4/15/19		8,033	8,324,196
9.88%, 8/15/19		1,545	1,662,806
6.88%, 2/15/21		1,305	1,376,775
8.25%, 2/15/21		480	507,600
Rosetta Resources, Inc., 5.63%, 5/01/21		1,713	1,670,175
The Ryland Group, Inc., 1.63%, 5/15/18		10,000	12,318,750
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		11,714	12,036,135
5.63%, 4/15/23		947	956,470
5.75%, 5/15/24 (a)		8,215	8,358,763
Sabine Pass LNG LP, 7.50%, 11/30/16		8,575	9,090,357
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		1,172	1,192,510
Service Corp. International, 7.00%, 6/15/17		5,623	6,129,070
SESI LLC, 7.13%, 12/15/21		7,261	8,023,405
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		4,105	4,741,275
Sprint Corp., 7.88%, 9/15/23 (a)		24,060	25,503,600
SunGard Data Systems, Inc., 6.63%, 11/01/19		2,480	2,480,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		1,411	1,375,725
Tenet Healthcare Corp.:
6.00%, 10/01/20 (a)		3,781	3,998,408
8.13%, 4/01/22		7,264	7,972,240
T-Mobile USA, Inc.:
5.25%, 9/01/18		5,622	5,790,660
6.63%, 4/28/21		3,160	3,239,000
6.73%, 4/28/22		5,680	5,807,800
6.84%, 4/28/23		1,800	1,849,500
TransDigm, Inc., 6.00%, 7/15/22 (a)		8,120	8,018,500
Transocean, Inc.:
6.50%, 11/15/20		10,182	10,819,098
6.80%, 3/15/38		11,399	11,100,323
United Airlines Pass-Through Trust, Series 2013-1, Class B, 5.38%, 2/15/23		24,550	25,470,625
United Rentals North America, Inc.:
5.75%, 7/15/18		583	607,778
7.63%, 4/15/22		1,454	1,581,225
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21 (a)		4,362	4,525,575
Verizon Communications, Inc.:
4.15%, 3/15/24		38,800	40,062,862
4.86%, 8/21/46 (a)		55,940	56,098,366
5.01%, 8/21/54 (a)		39,635	39,823,147
VWR Funding, Inc., 7.25%, 9/15/17		6,870	7,153,387
Wells Fargo & Co.:
2.13%, 4/22/19		5,183	5,120,099
4.10%, 6/03/26		11,850	11,808,347
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		6,635	7,116,037
10.13%, 7/01/20		1,480	1,668,700

			1,287,642,737
Vietnam — 0.0%
Vietnam Joint Stock Commercial Bank for Industry & Trade, 8.00%, 5/17/17		2,550	2,712,690

12	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Vietnam (concluded)
Vingroup JSC, 11.63%, 5/07/18	USD	4,000	$4,500,000

			7,212,690
Total Corporate Bonds — 18.0%			3,714,894,278

Floating Rate Loan Interests (b)
Denmark — 0.0%
Nassa Midco AS, Facility B (EUR), 4.25%, 7/09/21	EUR	8,700	10,864,973
France — 0.0%
Numericable Group SA, Euro Denominated Tranche B-1 Loan, 4.50%, 5/21/20		6,080	7,673,012
Germany — 0.1%
Deutsche Raststatten Gruppe IV GmbH, Facility B — 2nd Amended, 3.66%, 12/10/19		7,950	10,041,302
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung (FKA Schaeffler AG), Facility D, 2.75%, 6/30/16		2,508	3,164,240

			13,205,542
Italy — 0.1%
Sit SpA, Medium-Term Facility B, 5.50%, 4/30/20		12,000	15,003,600
Netherlands — 0.1%
Bureau van Dijk Electronic Publishing BV, Term Loan, 4.00%, 9/17/21		3,780	4,788,057
Charger OpCo BV, Term B-1 EUR Loan, 3.50%, 7/02/21		14,370	17,976,249
Ziggo BV:
EUR B1 Facility, 3.50%, 1/15/22		4,189	5,210,360
EUR B2 Facility, 3.50%, 1/15/22		2,482	3,086,621

			31,061,287
Spain — 0.0%
Gas Natural Fenosa Telecoms, Term Loan B, 4.75%, 7/30/21		3,500	4,377,597
United Kingdom — 0.2%
Bureau van Dijk Electronic Publishing BV, Term Loan B, 4.50%, 9/17/21	GBP	2,160	3,511,712
CVC Cordatus Loan Fund IV Ltd., Term Loan, 0.08%, 7/17/15	EUR	13,000	16,222,702
Iglo Foods Midco Ltd., Facility B2, 5.25%, 6/30/20	GBP	4,312	6,840,063
Saga Mid Co. Ltd., Facility A, 3.75%, 4/25/19		3,750	5,724,671
Virgin Media Investment Holdings Ltd., B Facility, 3.50%, 6/07/20	USD	2,570	2,499,916

			34,799,064
United States — 0.9%
300 N Sepulveda Owner LLC, Term B Note, 10.00%, 9/01/15		4,905	4,905,266
Allnex (Luxembourg) & Cy S.C.A., Tranche B-1 Term Loan, 4.50%, 10/03/19		640	635,935
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/03/19		332	329,956
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		3,935	3,885,326
A-R HHC Orlando Convention Hotel LLC, Mezzanine Loan, 6.41%, 8/07/21		15,000	15,000,000
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		2,229	2,195,368

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18	USD	2,316	$2,257,734
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		2,251	2,204,121
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		985	968,891
BRE Select Holdings, Mezzanine A Loan, 6.80%, 12/15/15		2,927	2,956,270
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 6.16%, 7/09/19		14,000	14,000,000
Bureau van Dijk Electronic Publishing BV, Term Loan, 4.00%, 9/17/21		5,940	5,957,048
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		21,994	21,021,674
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/31/17		85	84,470
CBM One Mezz, Term Loan, 0.00%, 10/20/16		5,000	5,000,000
Charter Communications Operating LLC, Term G Loan, 4.25%, 9/10/21		17,510	17,446,264
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18		916	904,575
First Data Corp.:
2018 New Dollar Term Loan, 3.66%, 3/23/18		3,545	3,472,947
2018B Second New Term Loan, 3.66%, 9/24/18		1,220	1,193,319
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 2.75%, 6/30/19		252	246,711
Gates Global LLC, Initial Euro Term Loan, 4.25%, 7/05/21	EUR	2,875	3,619,959
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18	USD	1,955	1,931,540
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		26,549	26,106,581
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		2,455	2,408,969
Mirror Bidco Corp., New Incremental Term Loan, 4.25%, 12/28/19		1,076	1,059,114
Motel 6, Loan, 10.00%, 10/15/17		5,276	5,434,500
NEP/NCP Holdco, Inc., Amendment No. 3 Incremental Term Loan (First Lien), 4.25%, 1/22/20		1,428	1,390,238
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC), Term Loan, 5.00%, 10/25/17		1,399	1,338,616
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		986	965,232
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18		973	961,732
PT MNC Sky Vision Tbk, Term Loan Facility, 4.49%, 11/19/16		11,000	10,725,000
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment, 0.00%-4.40%, 10/10/16		97	96,499
Initial Term B Loan 2014, 3.75%, 3/05/20		956	937,589
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		360	364,050
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		2,515	2,465,939
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		1,660	1,631,644

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
United States (concluded)
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/06/20	USD	850	$839,487
Tronox Pigments (Netherlands) BV, New Term Loan, 4.00%, 3/19/20		2,413	2,392,225
Walton Portland Mezz Holdings VI LLC, Loan, 6.75%, 7/08/16		7,200	7,200,000

			176,534,789
Total Floating Rate Loan Interests — 1.4%			293,519,864

Foreign Agency Obligations
Brazil — 0.1%
Petrobras Global Finance BV:
5.38%, 10/01/29	GBP	1,310	2,004,639
6.63%, 1/16/34		3,525	5,821,723
7.25%, 3/17/44	USD	7,827	8,458,169

			16,284,531
China — 0.1%
Charming Light Investments Ltd.:
4.21%, 9/03/19		7,000	6,927,900
4.66%, 9/03/24		2,700	2,671,110
China Cinda Finance 2014 Ltd., 5.63%, 5/14/24		10,000	10,411,590
China Resources Land Ltd., 6.00%, 2/27/24		4,000	4,306,944

			24,317,544
France — 0.0%
RTE Reseau de Transport d’Electricite SA, 1.63%, 10/08/24	EUR	4,500	5,656,690
Germany — 0.1%
HSH Nordbank AG:
1.00%, 2/14/17 (b)		6,388	6,482,965
1.04%, 2/14/17 (b)		3,433	3,479,700
Landesbank Baden-Wuerttemberg, 3.00%, 5/27/26 (b)		6,925	8,743,205

			18,705,870
India — 0.1%
Oil India Ltd., 5.38%, 4/17/24	USD	5,000	5,292,200
Syndicate Bank, 4.15%, 12/04/19		2,300	2,300,299

			7,592,499
Italy — 0.1%
A2A SpA, 4.38%, 1/10/21	EUR	2,000	2,915,206
ACEA SpA, 3.75%, 9/12/18		3,890	5,423,143

			8,338,349
Malaysia — 0.1%
1MDB Global Investments Ltd., 4.40%, 3/09/23	USD	27,000	27,236,250
Portugal — 0.0%
Caixa Geral de Depositos SA, 5.63%, 12/04/15	EUR	3,000	3,945,823
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co., 3.63%, 1/12/23	USD	5,800	5,705,750
ADCB Finance Cayman Ltd., 2.75%, 9/16/19		8,200	8,114,310
National Bank of Abu Dhabi PJSC, 5.00%, 3/07/18	AUD	9,900	8,901,354

			22,721,414
Total Foreign Agency Obligations — 0.7%			134,798,970

Foreign Government Obligations		Par (000)	Value
Brazil — 0.1%
Federative Republic of Brazil, 4.25%, 1/07/25	USD	16,023	$15,862,770
Germany — 1.3%
Bundesrepublik Deutschland:
4.00%, 1/04/18	EUR	104,550	149,488,818
2.50%, 8/15/46		76,000	110,295,176

			259,783,994
India — 0.5%
Republic of India, 7.16%, 5/20/23	IND	7,000,000	101,702,882
Italy — 4.9%
Buoni Poliennali Del Tesoro:
2.55%, 10/22/16	EUR	22,345	29,390,460
2.25%, 4/22/17		19,905	26,191,184
4.75%, 6/01/17		281,510	394,699,968
3.50%, 6/01/18		220,315	305,234,769
4.25%, 2/01/19		17,800	25,699,195
2.35%, 9/15/19		68,995	106,210,574
5.50%, 11/01/22		9,300	14,781,236
3.75%, 9/01/24		36,850	52,247,103
5.00%, 3/01/25		33,600	52,318,442

			1,006,772,931
Japan — 2.1%
Government of Japan (20 Year):
1.50%, 3/20/34	JPY	15,056,100	141,604,903
1.50%, 6/20/34		32,244,150	302,309,743

			443,914,646
Netherlands — 0.6%
Kingdom of the Netherlands, 1.25%, 1/15/18 (a)	EUR	100,000	131,375,343
Portugal — 0.8%
Portugal Obrigacoes do Tesouro OT, 3.88%, 2/15/30		111,605	142,591,588
Republic of Portugal:
3.50%, 3/25/15	USD	19,150	19,365,437
5.00%, 10/15/24		5,765	5,972,655

			167,929,680
Slovenia — 0.6%
Republic of Slovenia:
4.13%, 2/18/19 (a)		33,661	35,049,516
4.13%, 1/26/20	EUR	2,400	3,407,800
5.50%, 10/26/22	USD	18,232	19,804,510
5.85%, 5/10/23		10,865	12,087,313
5.25%, 2/18/24 (a)		50,228	53,492,820

			123,841,959
Spain — 1.8%
Autonomous Community of Catalonia, 2.13%, 10/01/14	CHF	1,500	1,571,174
Autonomous Community of Valencia Spain, 4.00%, 11/02/16	EUR	1,200	1,597,129
Kingdom of Spain:
2.10%, 4/30/17		152,585	200,785,926
4.10%, 7/30/18		104,340	148,789,238
4.60%, 7/30/19		11,219	16,673,123

			369,416,590
Turkey — 0.1%
Republic of Turkey, 8.80%, 9/27/23	TRY	32,990	13,650,735
Total Foreign Government Obligations — 12.8%			2,634,251,530

14	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Investment Companies — 0.2%		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (h)		535,000	$49,193,250

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 2.9%
Italy — 0.0%
Berica 8 Residential Mbs Srl, Series 8, Class A, 0.62%, 3/31/48 (b)	EUR	2,971	3,664,151
United Kingdom — 0.1%
Gemgarto, Series 2012-1, Class A1, 3.48%, 5/14/45 (b)	GBP	1,219	2,033,849
Granite Master Issuer PLC:
Series 2006-2, Class A5, 0.21%, 12/20/54 (b)	EUR	2,699	3,397,413
Series 2007-2, Class 3A2, 0.21%, 12/17/54 (b)		2,943	3,702,187
Lanark Master Issuer PLC, Series 2012-2X, Class 2A, 2.19%, 12/22/54 (b)	GBP	4,036	6,764,628
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 0.41%, 1/15/39 (b)	USD	4,153	3,901,898
Residential Mortgage Securities PLC, Series 26, Class A1, 2.78%, 2/14/41 (b)	GBP	2,533	4,294,278
Silk Road Finance Number Three PLC, Series 2012-1, Class A, 1.87%, 6/21/55 (b)		1,890	3,107,822

			27,202,075
United States — 2.8%
Alternative Loan Trust:
Series 2006-J7, Class 2A1, 2.17%, 11/20/36 (b)	USD	15,071	10,003,300
Series 2007-25, Class 1A3, 6.50%, 11/25/37		49,469	44,569,157
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 0.82%, 2/25/47 (b)		39,098	24,659,439
American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.08%, 12/25/35 (b)		2,409	1,745,339
BCAP LLC Trust:
Series 2010-RR11, Class 4A1, 2.57%, 3/27/47 (a)(b)		8,274	7,562,037
Series 2011-RR9, Class 7A1, 1.94%, 4/26/37 (a)(b)		15,067	14,639,297
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 4.94%, 3/25/35 (b)		211	208,562
Countrywide Alternative Loan Trust:
Series 2006-25CB, Class A2, 6.00%, 10/25/36		259	240,477
Series 2006-34, Class A3, 0.86%, 11/25/46 (b)		12,758	7,764,391
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		6,704	5,705,359
Series 2006-OA10, Class 2A1, 0.35%, 8/25/46 (b)		23,884	18,160,291
Series 2006-OA11, Class A4, 0.34%, 9/25/46 (b)		11,360	9,295,420
Series 2006-OA21, Class A1, 0.34%, 3/20/47 (b)		12,133	9,636,384
Series 2006-OA3, Class 2A1, 0.37%, 5/25/36 (b)		12,484	10,103,597
Series 2007-22, Class 2A16, 6.50%, 9/25/37		33,264	27,058,510
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37		761	653,166

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2007-OA2, Class 1A1, 0.96%, 3/25/47 (b)	USD	32,861	$24,512,305
Series 2007-OA6, Class A1A, 0.30%, 6/25/37 (b)		13,773	11,779,690
Series 2007-OA8, Class 2A1, 0.34%, 6/25/47 (b)		7,303	5,862,196
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 2.56%, 11/25/35 (b)		5,437	4,640,838
Series 2006-OA4, Class A1, 1.08%, 4/25/46 (b)		51,976	29,593,855
Series 2006-OA5, Class 2A1, 0.35%, 4/25/46 (b)		16,165	13,122,058
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 1A1, 2.45%, 3/27/37 (a)(b)		2,784	2,725,775
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		5,322	5,390,355
Series 2011-4R, Class 5A1, 2.59%, 5/27/36 (a)(b)		4,154	4,089,034
Series 2011-4R, Class 6A1, 2.43%, 5/27/36 (a)(b)		1,266	1,259,478
Series 2011-5R, Class 1A1, 2.56%, 7/27/36 (a)(b)		2,554	2,533,173
Series 2011-5R, Class 2A1, 2.59%, 8/27/46 (a)(b)		6,750	6,640,305
Series 2011-5R, Class 3A1, 4.59%, 9/27/47 (a)(b)		2,075	1,986,829
Series 2011-6R, Class 6A1, 2.85%, 8/28/36 (a)(b)		4,515	4,484,675
Credit Suisse Mortgage Trust, Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (a)		28,806	25,187,544
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, 4.47%, 6/27/37 (a)(b)		18,965	19,151,571
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.37%, 6/25/37 (b)		10,971	9,326,955
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.67%, 1/25/35 (b)		2,795	2,838,437
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.78%, 11/25/37 (b)		4,117	3,932,738
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX2, Class A1A, 0.32%, 4/25/37 (b)		12,716	11,185,912
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1, 2.49%, 7/25/35 (b)		204	206,763
LSTAR Securities Investment Trust, Series 2014-1, Class Note, 3.25%, 9/01/21 (a)(b)		46,467	46,467,431
Morgan Stanley Re-REMIC Trust, Series 2010-R9, Class 3B, 5.00%, 11/26/36 (a)		8,378	8,754,955
Morgan Stanley Resecuritization Trust, Series 2014-R5, Class B1, 0.33%, 11/26/33 (a)(b)		15,517	13,500,064
Nomura Resecuritization Trust, Series 2014-1R, Class 2A1, 0.29%, 2/25/37 (a)(b)		30,422	29,201,598
RBSSP Resecuritization Trust:
Series 2013-4, Class 1A1, 1.66%, 12/26/37 (a)(b)		17,634	17,126,637
Series 2013-5, Class 3A1, 0.52%, 1/26/36 (a)(b)		34,080	29,779,826
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 0.55%, 9/25/35 (a)(b)		9,166	8,236,855

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
United States (concluded)
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-11, Class 1A1, 2.70%, 5/25/35 (b)	USD	3,178	$2,810,352
Series 2007-2, Class 3A3, 2.71%, 4/25/37 (b)		3,856	3,272,588
Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M3, 4.65%, 2/25/24 (b)		3,250	3,389,721
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 1A, 0.87%, 6/25/47 (b)		8,597	7,485,505
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.08%, 8/25/46 (b)		15,392	10,608,355
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA1, Class 2A, 0.84%, 12/25/46 (b)		17,160	12,219,434

			575,308,533
Commercial Mortgage-Backed Securities — 5.8%
Cayman Islands — 0.0%
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		4,871	4,822,103
Ireland — 0.1%
German Residential Funding PLC, Series 2013-1, Class E, 4.47%, 8/27/24 (b)	EUR	3,831	5,112,055
Talisman Finance PLC, Series 6, Class A, 0.38%, 10/22/16 (b)		5,043	6,242,133
Titan Europe NHP Ltd., Series 2007-1X, Class A, 0.81%, 1/20/17 (b)	GBP	4,681	7,208,766

			18,562,954
Italy — 0.1%
Fondi Immobili Pubblici Funding SRL, Series 1, Class A2, 1.28%, 1/10/23 (b)	EUR	10,106	12,384,594
United States — 5.6%
American Homes 4 Rent Pass-Through Certificates, Series 2014-SFR2, Class A, 3.79%, 10/17/36 (a)	USD	11,304	11,305,164
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AJ, 5.42%, 10/10/45		7,530	7,747,497
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		29,004	31,037,616
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 5.84%, 9/15/18 (a)(b)		19,320	19,320,000
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AJ, 5.35%, 9/10/47 (b)		200	208,309
Banc of America Re-REMIC Trust:
Series 2009-UB1, Class A4B, 5.67%, 6/24/50 (a)(b)		3,300	3,557,730
Series 2010-UB4, Class A4B, 4.86%, 12/20/41 (a)(b)		3,425	3,395,523
BBCMS Trust, Series 2014-BXO, Class B, 1.76%, 8/15/27 (a)(b)		8,077	8,059,473
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class AM, 5.36%, 2/11/44		12,066	12,550,812
Series 2007-PW17, Class A3, 5.74%, 6/11/50		3,378	3,414,443
BHMS Mortgage Trust:
Series 2014-ATLS, Class AFL, 1.66%, 7/05/33 (a)(b)		11,945	11,945,000

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2014-MZ, Class M, 7.34%, 7/01/21	USD	4,945	$4,960,453
CGCCRE:
Series 14-FL1, Class D, 2.90%, 6/15/19 (a)(b)		6,856	6,826,670
Series 14-FL1, Class E, 4.81%, 6/15/19 (a)(b)		4,370	4,351,733
Citigroup Commercial Mortgage Trust:
Series 2004-C1, Class J, 5.25%, 4/15/40 (a)(b)		1,740	1,770,548
Series 2005-C3, Class AJ, 4.96%, 5/15/43 (b)		1,110	1,125,548
Series 2013-375P, Class E, 3.63%, 5/10/35 (a)(b)		4,115	3,685,600
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1, Class AJ, 5.40%, 7/15/44 (b)		10,000	10,342,310
Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (b)		13,480	14,134,575
Citigroup/Deutsche Bank Mortgage Trust:
Series 2007-CD5, Class AJ, 6.32%, 11/15/44 (b)		14,295	15,545,012
Series 2007-CD5, Class AJA, 6.32%, 11/15/44 (b)		9,515	10,305,620
COBALT CMBS Commercial Mortgage Trust:
Series 2006-C1, Class AM, 5.25%, 8/15/48		6,579	6,745,166
Series 2007-C3, Class AJ, 5.97%, 5/15/46 (b)		4,165	4,252,682
Commercial Mortgage Pass-Through Certificates:
Series 2006-C5, Class AM, 5.34%, 12/15/39		9,100	9,751,342
Series 2007-C2, Class A2, 5.45%, 1/15/49 (b)		1	1,272
Series 2007-C3, Class AAB, 5.89%, 6/15/39 (b)		4,569	4,776,378
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (b)		7,460	7,999,201
Series 2007-C9, Class AJFL, 0.84%, 12/10/49 (a)(b)		4,391	4,176,636
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,340	2,477,009
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		2,460	2,420,352
Series 2013-300P, Class D, 4.54%, 8/10/30 (a)(b)		4,510	4,519,110
Series 2013-FL3, Class MMHP, 3.75%, 10/13/28 (a)(b)		1,775	1,782,773
Series 2013-FL3, Class RGC1, 3.65%, 10/13/28 (a)(b)		8,190	8,190,000
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		1,635	1,608,699
Series 2014-CR18, Class D, 4.90%, 7/15/47 (a)(b)		3,996	3,674,734
Series 2014-KYO, Class F, 3.65%, 6/11/27 (a)(b)		25,265	25,202,343
Series 2014-PAT, Class E, 3.30%, 8/15/27 (a)(b)		2,500	2,501,563
Series 2014-PAT, Class F, 2.59%, 8/15/27 (a)(b)		13,700	12,895,587
Series 2014-PAT, Class G, 1.74%, 8/15/27 (a)(b)		11,827	10,312,210
Series 2014-TWC, Class E, 3.41%, 2/13/32 (a)(b)		24,465	24,666,196
Series 2014-TWC, Class F, 4.41%, 2/13/32 (a)(b)		12,440	12,584,611

16	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Credit Suisse Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.51%, 9/15/39	USD	1,690	$1,809,441
Series 2007-C4, Class A1AM, 6.10%, 9/15/39 (b)		36,179	39,228,337
Series 2007-C4, Class AJ, 6.10%, 9/15/39 (b)		10,140	10,598,754
Series 2007-C4, Class AM, 6.10%, 9/15/39 (b)		11,580	12,578,057
Series 2009-RR1, Class A3C, 5.38%, 2/15/40 (a)		4,235	4,373,989
Series 2014-2R, Class 28A1, 3.00%, 6/29/37 (a)		9,023	8,492,485
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2005-C2, Class AMFL, 0.40%, 4/15/37 (b)		4,230	4,138,746
Series 2005-C2, Class AMFX, 4.88%, 4/15/37		4,910	4,950,697
Series 2005-C3, Class AJ, 4.77%, 7/15/37		5,445	5,540,739
Series 2005-C3, Class B, 4.88%, 7/15/37		2,655	2,648,041
Series 2005-C6, Class AJ, 5.23%, 12/15/40 (b)		3,705	3,841,548
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A3, 0.42%, 4/15/22 (a)(b)		5,927	5,879,650
DBUBS Mortgage Trust, Series 2011-LC3A, Class C, 5.58%, 8/10/44 (a)(b)		4,725	5,164,009
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.15%, 3/15/18 (a)(b)		2,077	2,082,816
Deutsche Bank Re-REMIC Trust, Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		8,173	8,214,947
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		4,525	4,564,580
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class AJ, 5.07%, 7/10/45 (b)		4,000	4,118,552
GE Capital Commercial Mortgage Corp. Trust:
Series 2007-C1, Class A2, 5.42%, 12/10/49		95	95,104
Series 2007-C1, Class AAB, 5.48%, 12/10/49		715	733,820
GP Portfolio Trust, Series 2014-GPP, Class E, 4.00%, 2/15/27 (a)(b)		17,265	17,293,073
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class AJ, 6.26%, 12/10/49 (b)		2,705	2,820,947
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		13,605	14,853,708
GS Mortgage Securities Corp Trust:
Series 2013-NYC5, Class F, 3.77%, 1/10/30 (a)(b)		9,635	9,509,870
Series 2013-NYC5, Class G, 3.77%, 1/10/30 (a)(b)		4,445	4,321,394
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		9,480	8,909,522
GS Mortgage Securities Trust:
Series 2006-GG6, Class AJ, 5.73%, 4/10/38 (b)		6,634	6,846,308
Series 2014-GC24, Class A5, 3.93%, 9/10/47		2,180	2,258,596
Series 2014-GC24, Class D, 4.53%, 9/10/47 (a)		1,615	1,421,362
Series 2014-GSFL, Class D, 4.06%, 7/15/31 (a)(b)		17,870	17,866,873
Series 2014-GSFL, Class E, 6.10%, 7/15/31 (a)(b)		2,180	2,165,006

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Hilton USA Trust:
Series 2013-HLF, Class EFL, 3.91%, 11/05/30 (a)(b)	USD	4,410	$4,421,100
Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		26,079	26,483,329
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		11,970	12,518,860
Series 2013-LC11, Class C, 3.96%, 4/15/46 (b)		840	822,409
Series 2014-DSTY, Class E, 3.93%, 6/10/27 (a)(b)		8,255	7,491,627
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class D, 4.82%, 8/15/47 (a)(b)		7,266	6,701,911
Series 2014-C22, Class C, 4.71%, 9/15/47 (b)		5,165	5,129,847
Series 2014-C22, Class D, 4.71%, 9/15/47 (a)(b)		4,834	4,311,599
Series 2014-C23, Class D, 3.96%, 9/15/24 (a)(b)		3,800	3,247,100
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FL4, Class C, 2.35%, 12/15/30 (a)(b)		10,910	10,918,870
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2002-CIB4, Class C, 6.45%, 5/12/34 (b)		2,338	2,435,602
Series 2006-CB15, Class AM, 5.86%, 6/12/43 (b)		8,608	8,841,458
Series 2006-LDP6, Class AJ, 5.57%, 4/15/43 (b)		4,210	4,380,476
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)		5,090	5,383,418
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		9,482	10,060,867
Series 2007-CB20, Class B, 6.38%, 2/12/51 (a)(b)		5,380	5,598,390
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		965	1,020,257
Series 2012-WLDN, Class A, 3.91%, 5/05/30 (a)		10,815	11,088,338
Series 2013-ALC, Class C, 3.60%, 7/17/26 (a)(b)		15,975	16,172,419
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		4,945	5,051,847
Series 2014-FBLU, Class E, 3.65%, 12/15/28 (a)(b)		7,010	7,015,825
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 4.03%, 5/15/31 (a)(b)		855	803,157
LB-UBS Commercial Mortgage Trust:
Series 2004-C8, Class C, 4.93%, 12/15/39 (b)		6,000	6,016,230
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (b)		7,105	7,231,824
Series 2005-C3, Class C, 4.92%, 7/15/40 (b)		4,475	4,524,959
Series 2005-C7, Class D, 5.35%, 11/15/40 (b)		3,980	4,069,590
Series 2006-C4, Class AJ, 6.05%, 6/15/38 (b)		9,286	9,758,314
Series 2006-C6, Class B, 5.47%, 9/15/39 (b)		4,875	4,990,728
Series 2007-C1, Class AJ, 5.48%, 2/15/40		19,790	20,449,165

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)	USD	16,960	$18,031,584
Series 2007-C6, Class AJ, 6.33%, 7/15/40 (b)		6,361	6,587,350
Series 2007-C6, Class AMFL, 6.11%, 7/15/40 (a)		5,531	6,051,545
Series 2007-C7, Class AJ, 6.46%, 9/15/45 (b)		12,609	13,216,615
Series 2007-C7, Class B, 6.46%, 9/15/45 (b)		2,568	2,584,564
Madison Avenue Trust, Series 2013-650M, Class E, 4.17%, 10/12/32 (a)(b)		11,095	10,720,588
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.46%, 11/12/37 (b)		4,950	5,120,265
Series 2007-C1, Class A1A, 6.03%, 6/12/50 (b)		7,807	8,353,713
ML-CFC Commercial Mortgage Trust:
Series 2006-3, Class AJ, 5.49%, 7/12/46 (b)		9,790	9,999,232
Series 2007-7, Class A4, 5.81%, 6/12/50 (b)		4,150	4,515,183
Morgan Stanley Capital I Trust:
Series 2005-HQ6, Class AJ, 5.07%, 8/13/42 (b)		3,800	3,886,830
Series 2005-HQ6, Class C, 5.17%, 8/13/42 (b)		6,880	7,005,883
Series 2006-HQ9, Class B, 5.83%, 7/12/44 (b)		3,113	3,256,419
Series 2007-HQ12, Class A2FX, 5.77%, 4/12/49 (b)		2,613	2,648,540
Series 2007-HQ12, Class AM, 5.77%, 4/12/49 (b)		14,255	15,306,178
Series 2007-HQ12, Class AMFL, 0.57%, 4/12/49 (b)		8,885	8,561,035
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,790	3,004,423
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (b)		4,553	4,945,825
Series 2007-IQ15, Class AM, 6.11%, 6/11/49 (b)		10,195	11,020,061
Series 2007-T25, Class AM, 5.54%, 11/12/49 (b)		3,645	3,955,262
Series 2014-CPT, Class F, 3.56%, 7/13/21 (a)(b)		16,765	15,834,509
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		68	67,686
Morgan Stanley Re-REMIC Trust:
Series 2009-IO, Class B, 0.01%, 7/17/56 (a)(d)		2,342	2,329,146
Series 2010-GG10, Class A4B, 5.99%, 8/15/45 (a)(b)		5,219	5,662,693
Series 2011-IO, Class B, 0.00%, 3/23/51 (a)(d)		8,578	8,489,818
Series 2011-IO, Class C, 0.14%, 3/23/51 (a)(d)		32,250	30,597,187
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		7,237	7,179,083
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.41%, 8/27/24 (a)(b)		17,962	18,051,609
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class F, 5.17%, 2/11/36 (a)(b)		3,000	2,966,493

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
United States (concluded)
RBS Greenwich Capital Mortgage Loan Trust, Series 2010-MB1, Class C, 5.01%, 4/15/24 (a)(b)	USD	2,000	$2,032,416
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		4,249	4,368,431
RSR, Series 2014, Class CR2, 0.00%, 4/15/34 (a)(b)		3,930	3,929,996
SCG Trust, Series 2013-SRP1, Class AJ, 2.10%, 11/15/26 (a)(b)		11,390	11,425,286
Starwood Property Mortgage Trust, Series 2013-FV1, Class D, 3.65%, 8/11/28 (a)(b)		12,595	12,608,628
Velocity Commercial Capital Loan Trust:
Series 2014-1, Class A, 2.15%, 9/25/44 (a)(b)		16,321	16,141,615
Series 2014-1, Class M1, 4.94%, 9/25/44 (a)(b)		6,821	6,670,938
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C12, Class E, 5.61%, 7/15/41 (b)		3,265	3,264,027
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		13,108	13,406,104
Series 2006-WL7A, Class H, 0.55%, 9/15/21 (a)(b)		15,365	14,916,327
Series 2007-C33, Class AJ, 6.14%, 2/15/51 (b)		26,195	27,336,290
Series 2007-C33, Class B, 6.14%, 2/15/51 (b)		3,800	3,832,167
Wells Fargo Commercial Mortgage Trust, Series 2013-BTC, Class F, 3.67%, 4/16/35 (a)(b)		18,291	13,519,756
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		2,277	2,278,474
WF-RBS Commercial Mortgage Trust:
Series 2014-C22, Class D, 3.91%, 9/29/57 (a)(b)		1,666	1,431,860
Series 2014-C23, Class D, 3.99%, 10/14/57 (a)(b)		1,250	1,075,781

			1,148,575,402
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Reperforming Loan REMIC Trust, Series 2005-R3, Class AS, 5.64%, 9/25/35 (a)(b)		9,195	1,169,571
Interest Only Commercial Mortgage-Backed Securities — 0.5%
United States — 0.5%
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class XCP, 0.80%, 12/15/14 (a)(b)		135,853	10,868
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class XA, 1.50%, 3/10/47 (b)		32,586	2,773,261
Series 2014-GC23, Class XA, 1.30%, 7/10/47 (b)		144,247	11,633,777
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 2.08%, 8/15/45 (b)		27,369	2,805,212
Series 2013-CR13, Class XA, 1.18%, 12/10/23 (b)		133,444	8,035,761
Series 2013-CR6, Class XA, 1.68%, 3/10/46 (b)		69,810	4,819,754

18	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
United States (concluded)
Series 2014-CR18, Class XA, 1.47%, 7/15/47 (b)	USD	47,396	$3,861,421
Series 2014-TWC, Class XCP, 1.48%, 2/13/32 (a)(b)		240,975	8,048,565
Credit Suisse Commercial Mortgage Trust, Series 2014-USA, Class X2, 0.04%, 9/17/37 (a)(b)		598,765	5,133,691
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.39%, 4/10/47 (b)		41,566	3,221,362
Hilton USA Trust, Series 2013-HLT, Class X1FX, 1.82%, 11/05/30 (a)(b)		169,959	657,741
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 2.15%, 7/25/47 (b)		60,125	5,555,523
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XA, 1.29%, 8/15/47		45,063	3,613,287
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C17, Class XA, 0.10%, 1/15/47 (b)		87,822	5,794,692
Series 2013-FL3, Class XCP, 1.03%, 4/15/28 (a)(b)		36,211	46,313
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.24%, 11/15/46 (b)		90,007	6,905,065
Series 2013-C7, Class XA, 1.86%, 2/15/46 (b)		19,391	1,794,014
Series 2014-C14, Class XA, 1.47%, 2/15/47 (b)		210,957	15,357,043
WF-RBS Commercial Mortgage Trust:
Series 2014-C22, Class XA, 0.97%, 9/15/57 (b)		54,125	3,575,497
Series 2014-C23, Class XA, 0.73%, 10/14/57 (b)		75,035	3,596,503
Series 2014-LC14, Class XA, 1.63%, 3/15/47 (b)		88,769	7,712,399

			104,951,749
Total Non-Agency Mortgage-Backed Securities — 9.2%			1,896,641,132

Preferred Securities
Capital Trusts
China — 0.1%
CRCC Yupeng Ltd., 3.95% (b)		4,300	4,323,650
Far East Horizon Ltd., 5.55% (b)(i)		3,500	3,552,500
Moon Wise Global Ltd., 9.00% (b)(i)		4,550	4,211,025

			12,087,175
Denmark — 0.1%
Danske Bank A/S, 5.75% (b)(i)	EUR	13,875	17,459,195
France — 0.3%
AXA SA, 3.88% (b)(i)		4,900	6,034,254
Credit Agricole SA, 6.63% (b)(i)	USD	10,400	9,916,670
Electricite de France:
4.13% (b)(i)	EUR	11,600	15,383,739
5.00% (b)(i)		9,700	13,299,682
5.88% (b)(i)	GBP	3,900	6,595,892

Preferred Securities		Par (000)	Value
France (concluded)
Orange SA:
4.25% (b)(i)	EUR	4,750	$5,959,023
5.25% (b)(i)		2,950	3,730,303

			60,919,563
Germany — 0.1%
Bayer AG, 3.45%, 7/01/75 (b)		6,700	8,589,418
HSH Nordbank AG, 7.25% (i)	USD	4,615	2,021,370
Volkswagen International Finance NV, 4.88% (b)(i)	EUR	5,450	7,356,912

			17,967,700
Ireland — 0.0%
XL Group PLC, 6.50% (b)(i)	USD	10,501	10,159,717
Italy — 0.1%
Enel SpA, 5.25%, 1/15/75 (b)	EUR	7,850	10,311,596
UniCredit SpA, 6.75% (b)(i)		6,225	7,646,309

			17,957,905
Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA:
7.00% (b)(i)		6,400	8,520,626
9.00% (b)(i)	USD	4,000	4,250,000
Banco Popular Espanol SA, 11.50% (b)(i)	EUR	5,900	8,122,719
Banco Santander SA, 6.25% (b)(i)		3,700	4,544,794

			25,438,139
Sweden — 0.0%
Nordea Bank AB, 6.45% (b)(i)	USD	7,275	7,129,500
Switzerland — 0.1%
Credit Suisse Group AG:
6.25% (a)(b)(i)		7,925	7,667,437
6.25% (b)(i)		6,625	6,409,687

			14,077,124
United Kingdom — 0.4%
Barclays PLC:
8.00% (b)(i)	EUR	7,479	9,824,258
8.25% (b)(i)	USD	6,981	7,164,251
Coventry Building Society, 6.50% (b)(i)	GBP	8,866	13,753,550
HBOS Capital Funding LP, 6.85% (i)	USD	2,296	2,307,480
HSBC Holdings PLC:
5.25% (b)(i)	EUR	10,850	13,583,570
5.65% (b)(i)	USD	5,725	5,684,925
6.38% (b)(i)		6,750	6,741,563
Lloyds Banking Group PLC, 6.38% (b)(i)	EUR	8,229	10,679,522
Nationwide Building Society, 6.88% (b)(i)	GBP	8,204	12,837,663

			82,576,782
United States — 0.2%
Citigroup, Inc.:
5.90% (b)(i)	USD	6,175	6,005,187
5.95% (b)(i)		850	849,735
6.30% (b)(i)		5,285	5,219,466
JPMorgan Chase & Co., 5.00% (b)(i)		8,690	8,471,012
NBCUniversal Enterprise, Inc., 5.25% (a)(i)		4,900	5,096,000
Wells Fargo & Co., 5.90% (b)(i)		11,791	12,012,081

			37,653,481
Total Capital Trusts — 1.5%			303,426,281

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	19

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Preferred Stocks		Shares	Value
Luxembourg — 0.0%
Concrete Investment II SCA, (e)		24,318	$4,576,538
United Kingdom — 0.0%
Royal Bank of Scotland Group PLC, 6.60%		53,371	1,324,135
Royal Bank of Scotland Group PLC, 6.13%		10,674	254,362

			1,578,497
United States — 0.1%
Morgan Stanley, 6.38% (i)		870,000	21,810,900
Total Preferred Stocks — 0.1%			27,965,935

Trust Preferreds
Netherlands — 0.0%
RBS Capital Funding Trust VII, Series G, 6.08% (i)		207,558	4,958,561
United States — 0.3%
Citigroup Capital XIII, Series 2, 7.88%, 10/30/40 (b)		2,297,305	61,843,451
Total Trust Preferreds — 0.3%			66,802,012
Total Preferred Securities — 1.9%			398,194,228

Taxable Municipal Bonds		Par (000)
Alabama Public School & College Authority RB, 5.00%, 1/01/24	USD	10,000	12,247,800
California Educational Facilities Authority RB:
5.00%, 10/01/32		7,880	10,318,308
5.00%, 5/01/45		10,000	13,142,200
California Health Facilities Financing Authority RB, 5.00%, 8/15/52		17,505	18,964,392
Chabot-Las Positas Community College District GO, AMBAC, 0.00%, 8/01/43 (d)		22,580	5,283,043
Chicago Board of Education GO, 5.00%, 12/01/42		8,675	8,778,840
Chicago Midway International Airport RB:
5.00%, 1/01/30		20,595	22,692,395
5.00%, 1/01/41		4,010	4,282,159
City of Baltimore, MD RB, 5.00%, 7/01/42		12,540	14,195,280
City of Chicago, IL GO, 5.00%, 1/01/40		10,515	10,626,459
City of Detroit, MI Sewage Disposal System RB, AGM, Series D, 0.76%, 7/01/32 (b)		7,000	5,966,590
Commonwealth of Massachusetts GO, 5.00%, 8/01/25		12,120	15,141,395
Commonwealth of Pennsylvania GO, 5.00%, 7/01/22		10,000	11,997,600
County of Miami-Dade FL Aviation RB, 5.00%, 10/01/30		7,355	8,162,579
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		14,690	15,597,401
Series A, 5.00%, 11/01/43		30,325	32,082,030
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 1/01/44		10,890	12,308,967
Louisiana Public Facilities Authority RB, 5.00%, 10/01/41		5,000	5,449,250
Massachusetts Development Finance Agency RB, 5.00%, 7/01/43		7,045	7,988,819
Metropolitan Washington Airports Authority RB, 5.00%, 10/01/53		24,965	26,221,488
Miami-Dade County Expressway Authority RB, 5.00%, 7/01/39		13,000	14,507,740

Taxable Municipal Bonds		Par (000)	Value
New Jersey Economic Development Authority RB, 5.00%, 6/15/38	USD	5,000	$5,654,750
New Jersey Transportation Trust Fund Authority RB:
5.00%, 6/15/42		20,070	21,320,361
Series B, 5.00%, 6/15/42		20,320	21,442,883
5.00%, 6/15/44		10,735	11,460,257
New York City Water & Sewer System RB:
5.00%, 6/15/47		18,555	20,495,853
5.00%, 6/15/47		5,600	6,156,752
5.00%, 6/15/47		4,385	4,843,671
New York State Dormitory Authority RB, 5.00%, 3/15/37		6,625	7,550,910
New York State Urban Development Corp. RB, 5.00%, 3/15/23		7,200	8,738,208
Sales Tax Asset Receivable Corp. RB:
5.00%, 10/15/24		9,995	12,471,661
5.00%, 10/15/29		11,395	13,785,215
5.00%, 10/15/30		7,415	8,912,385
5.00%, 10/15/31		4,135	4,945,873
San Francisco City & County Airports Comm-San Francisco International Airport RB, 5.00%, 5/01/44		11,700	12,878,073
South Carolina State Public Service Authority RB, 5.00%, 12/01/48		25,715	27,751,628
State of Alabama GO, 5.00%, 8/01/23		14,705	18,057,593
State of California GO:
5.00%, 10/01/37		7,120	8,144,070
5.00%, 9/01/42		6,500	7,235,670
5.00%, 4/01/43		26,655	29,697,935
State of Illinois GO:
5.00%, 5/01/23		13,695	15,125,032
5.00%, 5/01/25		28,705	31,587,843
State of Louisiana Gasoline & Fuels Tax Revenue RB:
5.00%, 5/01/36		5,595	6,425,578
5.00%, 5/01/39		4,000	4,561,880
State of Minnesota GO:
5.00%, 8/01/22		14,400	17,556,624
5.00%, 8/01/24		15,205	18,904,681
5.00%, 8/01/24		10,285	12,787,546
University of California RB, 5.00%, 5/15/37		10,000	11,245,000
University of Massachusetts Building Authority RB:
5.00%, 11/01/39		5,000	5,617,700
5.00%, 11/01/44		22,660	25,962,468
University of North Carolina at Chapel Hill RB, 3.85%, 12/01/34		8,375	8,453,222
Western Minnesota Municipal Power Agency RB, 5.00%, 1/01/46		17,250	19,512,165
Total Taxable Municipal Bonds — 3.4%			705,238,222

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 2.77%, 9/06/24		40,144	39,488,609
Collateralized Mortgage Obligations — 1.0%
Fannie Mae:
Series 2014-C02, Class 1M2, 2.76%, 5/25/24 (b)		30,331	27,870,003

20	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Series 2014-C03, Class 1M2, 3.16%, 7/25/24 (b)	USD	29,500	$27,890,923
Series 2014-27, Class CA, 4.00%, 11/01/43		60,079	64,304,561
Series 2014-C01, Class M2, 4.56%, 1/25/24 (b)		11,714	12,572,446
Series 2013-C01, Class M2, 5.41%, 10/25/23 (b)		3,000	3,388,560
Freddie Mac:
Series 2014-DN2, Class M3, 3.75%, 4/25/24 (b)		11,000	10,681,935
Series 2014-HQ2, Class M3, 3.91%, 9/25/24 (b)		9,175	8,975,306
Series 4327, Class A, 4.00%, 11/01/42		54,047	57,816,604

			213,500,338
Interest Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2010-49, Class SB, 5.60%, 5/25/40 (b)		18,504	2,646,214
Series 2013-121, Class SA, 5.95%, 12/25/43 (b)		41,978	6,497,252
Freddie Mac:
Series 4307, Class SE, 5.95%, 9/15/36 (b)		54,661	8,706,008
Series 4320, Class SD, 5.95%, 7/15/39 (b)		116,269	17,664,816

			35,514,290
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac, Series K716, Class X1, 0.72%, 8/25/47 (b)		70,062	2,836,450
Ginnie Mae:
Series 2009-80, Class IO, 1.07%, 9/16/51 (b)		10,702	693,247
Series 2013-191, Class IA, 1.23%, 7/16/42		71,224	3,674,257
Series 2012-120, Class IO, 3.82%, 2/16/53 (b)		21,622	1,670,441
Series 2013-145, Class SI, 6.10%, 4/16/40 (b)		31,954	5,767,279
GS Mortgage Securities Trust, Series 2014-GC24, Class XA, 0.90%, 9/10/47 (b)		76,407	4,788,732

			19,430,406
Mortgage-Backed Securities — 85.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/29 (j)		711,500	715,502,187
3.00%, 10/01/44 (j)		2,133,900	2,103,558,503
3.50%, 1/01/27-10/01/44 (j)		3,652,971	3,752,613,123
4.00%, 10/01/44 (j)		5,743,010	6,048,254,476
4.50%, 1/01/15-10/01/44 (j)		1,910,421	2,059,643,037
6.00%, 3/01/38		10	11,305
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/44 (j)		423,400	426,079,318
3.50%, 10/15/44 (j)		887,100	916,623,753
4.50%, 9/20/43-10/15/44 (j)(k)		1,413,722	1,535,200,820

			17,557,486,522
Total U.S. Government Sponsored Agency Securities — 86.7%			17,865,420,165

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Bonds:
0.75%, 2/15/42	USD	12,057	$11,040,690
1.38%, 2/15/44		79,022	84,522,637
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/19-1/15/23		248,665	248,318,100
0.38%, 7/15/23		27,878	27,574,807
0.63%, 1/15/24 (l)		327,343	328,979,933
U.S. Treasury Notes:
0.50%, 9/30/16		73,985	73,863,591
1.00%, 9/15/17		16,652	16,626,189
1.63%, 8/31/19 (o)		350,000	347,593,749
1.75%, 9/30/19		644,294	643,438,377
2.00%, 8/31/21		190,564	187,988,534
2.13%, 9/30/21		391,924	389,474,376
2.38%, 8/15/24		679,203	671,349,758
Total U.S. Treasury Obligations — 14.7%			3,030,770,741

Warrants (m)		Shares
Kawasaki Kisen Kaisha Ltd. (Issued/exercisable 11/14/13, 1 Share for 1 warrant, Expires 9/28/18)		3	—
Nippon Meat Packers, Inc. (Issued/exercisable 3/10/14, 1 Share for 1 warrant, Expires 8/28/18)		5,000,000	854,798
Takashimaya Co. Ltd. (Issued/exercisable 12/11/13, 1 Share for 1 warrant, Expires 11/19/18, Strike Price JPY 104.41)		2,000,000	72,761
Total Warrants — 0.0%			927,559
Total Long-Term Investments (Cost — $33,602,405,501) — 162.3%			33,452,146,667

Short-Term Securities		Par (000)
Borrowed Bond Agreements — 9.5%
Barclays Bank PLC, (5.00)%, Open (Purchased on 9/19/14 to be repurchased at EUR 995,044, collateralized by Banco Espirito Santo SA, 3.88% due at 1/21/15, par and fair value of EUR 1,000,000 and $1,199,904, respectively)	EUR	1,012	1,277,918
Barclays Bank PLC, (2.35)%, Open (Purchased on 9/18/14 to be repurchased at EUR 1,629,732, collateralized by Banco Espirito Santo SA, 5.88% due at 11/09/15, par and fair value of EUR 1,600,000 and $2,000,947, respectively)		1,675	2,115,477
Barclays Bank PLC, (0.30)%, Open (Purchased on 1/22/14 to be repurchased at EUR 4,281,096, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, par and fair value of EUR 3,950,000 and $5,922,181, respectively)		4,445	5,613,857
Barclays Bank PLC, (0.15)%, Open (Purchased on 9/09/14 to be repurchased at EUR 93,127,303, collateralized by Federal Republic of Germany Inflation Linked Bond, 0.75% due at 4/15/18, par and fair value of EUR 83,640,000 and $117,561,697, respectively)		93,639	118,271,630

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	21

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Barclays Bank PLC, (0.06)%, Open (Purchased on 1/22/14 to be repurchased at EUR 57,725,346, collateralized by Republic of France, 1.00% due at 7/25/17, par and fair value of EUR 56,770,000 and $73,715,027, respectively)	EUR	57,848	$73,065,659
Barclays Capital, Inc., (0.10)%, Open (Purchased on 7/02/14 to be repurchased at $9,263,075, collateralized by Newmont Mining Corp., 3.50% due at 3/15/22, par and fair value of USD 9,600,000 and $8,901,178, respectively)	USD	9,336	9,336,000
Barclays Capital, Inc., (0.10)%, Open (Purchased on 7/24/14 to be repurchased at $30,102,234, collateralized by Comcast Corp., 3.60% due at 3/01/24, par and fair value of USD 29,020,000 and $29,523,816, respectively)		30,398	30,398,450
Barclays Capital, Inc., (0.10)%, Open (Purchased on 7/28/14 to be repurchased at $20,529,840, collateralized by Verizon Communications, Inc., 4.15% due at 3/15/24, par and fair value of USD 19,582,000 and $20,219,355, respectively)		20,732	20,732,442
Barclays Capital, Inc., 0.01%, 10/02/14 (Purchased on 9/24/14 to be repurchased at $208,298,498, collateralized by U.S. Treasury Notes, 2.75% due at 11/15/23, par and fair value of USD 201,555,000 and $206,593,875, respectively)		208,106	208,105,537
BNP Paribas Securities Corp., 0.00%, Open (Purchased on 9/18/14 to be repurchased at $45,697,806, collateralized by U.S. Treasury Notes, 1.63% due at 4/30/19, par and fair value of USD 45,755,000 and $45,583,419, respectively)		45,698	45,697,806
BNP Paribas Securities Corp., 0.00%, 10/01/14 (Purchased on 9/19/14 to be repurchased at $173,468,750, collateralized by U.S. Treasury Notes, 1.63% due at 8/31/19, par and fair value of USD 175,000,000 and $173,796,875, respectively)		173,469	173,468,750
BNP Paribas Securities Corp., 0.01%, Open (Purchased on 9/12/14 to be repurchased at $31,923,098, collateralized by U.S. Treasury Notes, 0.88% due at 8/15/17, par and fair value of USD 32,074,000 and $31,921,135, respectively)		31,914	31,913,630
Citigroup Global Markets Limited, (0.15)%, Open (Purchased on 9/17/14 to be repurchased at EUR 4,796,476, collateralized by Portugal Obrigacoes do Tesouro OT, 4.75% due at 6/14/19, par and fair value of EUR 3,980,000 and $5,703,294, respectively)	EUR	4,831	6,102,234
Citigroup Global Markets Limited, (0.07)%, Open (Purchased on 10/21/13 to be repurchased at EUR 56,540,509, collateralized by Republic of France, 1.00% due at 7/25/17, par and fair value of EUR 56,200,000 and $72,974,891, respectively)		56,692	71,604,903
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 7/23/14 to be repurchased at $30,102,150, collateralized by Comcast Corp., 3.60% due at 3/01/24, par and fair value of USD 29,020,000 and $29,523,816, respectively)	USD	30,398	30,398,450

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 7/25/14 to be repurchased at $20,071,466, collateralized by Verizon Communications, Inc., 4.15% due at 3/15/24, par and fair value of USD 19,213,000 and $19,838,344, respectively)	USD	20,270	$20,269,715
Citigroup Global Markets, Inc., 0.00%, 10/01/14 (Purchased on 9/29/14 to be repurchased at $245,391,875, collateralized by U.S. Treasury Notes, 1.63% due at 8/31/19, par and fair value of USD 246,625,000 and $244,929,453, respectively)		245,392	245,391,875
Deutsche Bank Securities, Inc., (0.25)%, Open (Purchased on 7/31/14 to be repurchased at $20,809,150, collateralized by Ford Motor Credit Co. LLC, 4.38% due at 8/06/23, par and fair value of USD 19,360,000 and $20,288,177, respectively)		21,296	21,296,000
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 5/27/14 to be repurchased at $19,507,038, collateralized by CBS Corp., 3.38% due at 3/01/22, par and fair value of USD 19,300,000 and $19,327,232, respectively)		19,662	19,661,875
J.P. Morgan Securities LLC, (0.15)%, Open (Purchased on 9/25/14 to be repurchased at $19,001,696, collateralized by Ford Motor Credit Co. LLC, 3.66% due at 9/08/24, par and fair value of USD 19,440,000 and $19,075,500, respectively)		19,294	19,294,000
JPMorgan Chase Bank N.A., (0.18)%, Open (Purchased on 7/25/14 to be repurchased at EUR 3,005,481, collateralized by Bundesrepublik Deutschland, 2.50% due at 1/04/21, par and fair value of EUR 2,659,000 and $3,814,481, respectively)	EUR	3,041	3,841,248
JPMorgan Chase Bank N.A., (0.18)%, Open (Purchased on 7/25/14 to be repurchased at EUR 6,093,663, collateralized by Bundesobligation, 0.75% due at 2/24/17, par and fair value of EUR 5,963,000 and $7,676,817, respectively)		6,122	7,733,027
JPMorgan Chase Bank N.A., (0.15)%, Open (Purchased on 4/16/14 to be repurchased at EUR 4,819,778, collateralized by Kingdom of Spain, 5.85% due at 1/31/22, par and fair value of EUR 3,874,000 and $6,361,105, respectively)		4,878	6,160,580
JPMorgan Chase Bank N.A., (0.10)%, Open (Purchased on 8/28/14 to be repurchased at EUR 20,597,547, collateralized by Buoni Poliennali Del Tesoro, 4.25% due at 2/01/19, par and fair value of EUR 17,800,000 and $25,699,195, respectively)		20,690	26,132,963
JPMorgan Chase Bank N.A., (0.10)%, Open (Purchased on 9/11/14 to be repurchased at EUR 13,349,096, collateralized by Kingdom of Spain, 4.60% due at 7/30/19, par and fair value of EUR 11,219,000 and $16,673,123, respectively)		13,415	16,944,353
Merrill Lynch International, 0.00%, 10/08/14 (Purchased on 9/03/14 to be repurchased at EUR 113,223,250, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 9/01/24, par and fair value of EUR 100,000,000 and $141,783,184, respectively)		113,223	143,007,402

22	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (concluded)
Merrill Lynch International, 0.00%, 10/08/14 (Purchased on 9/03/14 to be repurchased at EUR 124,337,500, collateralized by Buoni Poliennali Del Tesoro, 5.00% due at 3/01/25, par and fair value of EUR 100,000,000 and $155,709,649, respectively)	EUR	124,338	$157,045,331
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.05)%, Open (Purchased on 9/18/14 to be repurchased at $37,700,163, collateralized by U.S. Treasury Bonds, 3.13% due at 8/15/44, par and fair value of USD 39,928,000 and $39,291,234, respectively)	USD	38,281	38,280,970
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, 10/02/14 (Purchased on 9/24/14 to be repurchased at $351,050,000, collateralized by U.S. Treasury Notes, 2.75% due at 11/15/23, par and fair value of USD 340,000,000 and $348,500,000, respectively)		351,050	351,050,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, Open (Purchased on 9/29/14 to be repurchased at $10,988,100, collateralized by U.S. Treasury Bonds, 3.38% due at 5/15/44, par and fair value of USD 10,440,000 and $10,779,300, respectively)		10,988	10,988,100
RBC Capital Markets, LLC, (0.05)%, Open (Purchased on 7/23/14 to be repurchased at $30,466,294, collateralized by Verizon Communications, Inc., 4.15% due at 3/15/24, par and fair value of USD 29,020,000 and $29,964,543, respectively)		30,616	30,616,100
UBS Ltd., (0.25)%, Open (Purchased on 12/09/13 to be repurchased at EUR 10,258,547, collateralized by Republic of France, 3.00% due at 4/25/22, par and fair value of EUR 9,550,000 and $14,016,268, respectively)	EUR	10,481	13,238,257

			1,959,054,539
Foreign Agency Obligations — 1.0%
Mexico Cetes, 3.51%	MXN	2,700,000	200,775,622

		Shares
Money Market Funds — 16.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (h)(n)		3,303,791,983	3,303,791,983
Total Short-Term Securities (Cost — $5,498,691,678) — 26.5%			5,463,622,144

Options Purchased
(Cost — $181,413,918) — 1.1%			234,065,317
Total Investments Before Options Written, TBA Sale Commitments and Borrowed Bonds (Cost — $39,282,511,097*) — 189.9%			39,149,834,128

Options Written
(Premiums Received — $ 116,283,505) — (0.8)%			(173,037,703)

TBA Sale Commitments (j)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/29	USD	1,140,600	$(1,146,540,027)
3.00%, 10/01/29-10/01/44		2,340,840	(2,310,225,114)
3.50%, 10/01/29-10/01/44		2,535,900	(2,609,462,853)
4.00%, 10/01/44		4,169,500	(4,393,871,219)
4.50%, 10/01/44		1,383,900	(1,493,098,290)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/44		423,400	(426,079,318)
3.50%, 10/15/44		887,100	(916,623,753)
4.50%, 10/15/44		1,423,200	(1,542,400,616)
Total TBA Sale Commitments (Proceeds — $14,816,171,480) — (72.0)%			(14,838,301,190)

Borrowed Bonds
Corporate Bonds — (1.0)%
Banco Espirito Santo SA,
3.88%, 1/21/15	EUR	1,000	(1,199,904)
5.88%, 11/09/15		1,600	(2,000,947)
CBS Corp.,
3.38%, 3/01/22	USD	19,300	(19,327,232)
Comcast Corp.,
3.60%, 3/01/24		58,040	(59,047,632)
Ford Motor Credit Co. LLC,
4.38%, 8/06/23		19,360	(20,288,177)
3.66%, 9/08/24		19,440	(19,075,500)
Newmont Mining Corp.,
3.50%, 3/15/22		9,600	(8,901,178)
Verizon Communications, Inc.,
4.15%, 3/15/24		67,815	(70,022,242)

			(199,862,812)
Foreign Government Obligations — (3.1)%
Bundesrepublik Deutschland,
0.75%, 2/24/17-4/15/18	EUR	89,603	(125,238,514)
2.50%, 1/04/21		2,659	(3,814,481)
Buoni Poliennali Del Tesoro,
4.25%, 2/01/19		17,800	(25,699,195)
3.75%, 9/01/24		100,000	(141,783,184)
5.00%, 3/01/25		100,000	(155,709,649)
4.50%, 3/01/26		3,950	(5,922,181)
Kingdom of Spain,
4.60%, 7/30/19		11,219	(16,673,123)
5.85%, 1/31/22		3,874	(6,361,105)
Portugal Obrigacoes do Tesouro OT,
4.75%, 6/14/19 (a)		3,980	(5,703,294)
Republic of France,
1.00%, 7/25/17		112,970	(146,689,918)
3.00%, 4/25/22		9,550	(14,016,268)

			(647,610,912)
U.S. Treasury Obligations — (5.4)%
U.S. Treasury Bonds,
3.38%, 5/15/44	USD	16,540	(17,077,550)
3.13%, 8/15/44		39,928	(39,291,234)
U.S. Treasury Notes,
0.88%, 8/15/17		32,074	(31,921,135)
1.63%, 4/30/19-8/31/19 (o)		467,380	(464,309,746)
2.75%, 11/15/23		541,555	(555,093,875)

			(1,107,693,540)
Total Borrowed Bonds (Proceeds — $1,966,471,194) — (9.5)%			(1,955,167,264)

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	23

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments Net of Options Written, TBA Sale Commitments and Borrowed Bonds — 107.6%	$22,183,327,971
Liabilities in Excess of Other Assets — (7.6)%	(1,566,214,380)

Net Assets — 100.0%	$20,617,113,591

Notes to Consolidated Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$39,292,891,927

Gross unrealized appreciation	$265,814,518
Gross unrealized depreciation	(408,872,317)

Net unrealized depreciation	$(143,057,799)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Zero-coupon bond.

(e)	Non-income producing security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Shares Purchased		Shares Sold	Shares Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	2,613,616,687	690,175,296	*	—	3,303,791,983	$3,303,791,983	$432,860	—
iShares iBoxx $ High Yield Corporate Bond Fund	2,750,000	535,000		(2,750,000)	535,000	$49,193,250	$3,382,448	$5,365,740

*	Represents net shares purchased.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$828,562	$5,809
Citigroup Global Markets, Inc.	$(517,420,003)	$(1,239,534)
Credit Suisse Securities (USA) LLC	$(1,529,633,533)	$6,556,928
Deutsche Bank Securities, Inc.	$1,494,878,675	$(3,778,083)
Goldman Sachs & Co.	$1,916,836,951	$(154,565)
J.P. Morgan Securities LLC	$(331,504,846)	$(3,044,304)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(490,488,083)	$(917,848)
Morgan Stanley & Co. LLC	$473,585,725	$(963,203)
Nomura Securities International, Inc.	$569,133,380	$(255,972)
Wells Fargo Securities, LLC	$(215,134,438)	$(204,391)

(k)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.

(l)	All or a portion of security has been pledged as collateral with outstanding borrowed bonds.

(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(n)	Represents the current yield as of report date.

(o)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

24	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

• Reverse repurchase agreements outstanding as of September 30, 2014 were as follows:

Counterparty	Interest Rate[1]	Trade Date	Maturity Date[2]	Face Value	Face Value Including Accrued Interest
Barclays Bank PLC	(3.50)%	4/25/14	Open	$658,675	$648,685
Merrill Lynch International	0.05%	9/10/14	10/08/14	52,157,175	52,158,647
Merrill Lynch International	0.05%	9/10/14	10/08/14	77,309,184	77,311,446
BNP Paribas Securities Corp.	0.00%	9/12/14	10/01/14	346,937,500	346,937,500
Barclays Bank PLC	(3.10)%	9/18/14	Open	3,642,340	3,639,518
Total				$480,704,874	$480,695,796

[1]	Rate shown is as of report date.

[2]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
8,607	Australian Government Bonds (10 Year)	Sydney	December 2014	USD	910,332,488	$9,833,191
59	DAX Index Futures	Eurex	December 2014	USD	17,680,886	(325,917)
889	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	87,366,475	(18,967)
663	Euro STOXX 50 Index	Eurex	December 2014	USD	26,989,618	42,893
(1,721)	Euro STOXX Banks Index	Eurex	December 2014	USD	16,215,957	42,742
(3,740)	Euro-Bobl	Eurex	December 2014	USD	604,272,669	(1,094,642)
(1,165)	Euro-BTP Italian Government Bond Futures	Eurex	December 2014	USD	191,996,261	(370,391)
(2,297)	Euro-Bund	Eurex	December 2014	USD	434,315,865	(2,396,819)
(149)	Euro-Buxl	Eurex	December 2014	USD	26,799,035	45,305
(287)	Euro-OAT French Government Bonds	Eurex	December 2014	USD	52,108,989	(246,245)
(538)	Euro-Schatz	Eurex	December 2014	USD	75,430,627	(24,884)
(447)	Gilt British	NYSE Liffe	December 2014	USD	81,986,853	(405,260)
(539)	Japanese Government Bonds (10 Year)	Osaka	December 2014	USD	716,733,622	(361,450)
110	Nikkei 225 Index	Osaka	December 2014	USD	16,227,946	253,305
392	Nikkei 225 Index	Chicago Mercantile	December 2014	USD	31,752,000	1,079,457
(1,877)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2014	USD	258,850,031	2,849,590
(3,221)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2014	USD	704,895,719	94,318
(22,128)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	2,616,808,886	6,776,348
(14,460)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	1,802,303,437	779,136
(1,325)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	December 2014	USD	202,062,500	(1,127,079)
1,148	Canadian Bankers Acceptance	Montreal	June 2015	USD	252,878,789	104,564
2,198	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	546,450,275	(15,529)
381	Canadian Bankers Acceptance	Montreal	September 2015	USD	83,853,509	38,297
(419)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	103,891,050	1,176
(3,649)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	902,169,637	283,535
(2,617)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	645,188,637	716,060
173	3-month EURIBOR	NYSE Liffe	June 2016	USD	54,553,462	325,299
(1,115)	Canadian Bankers Acceptance	Montreal	June 2016	USD	244,390,040	18,502
(419)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	103,005,913	65,788
526	3-month EURIBOR	NYSE Liffe	September 2016	USD	165,817,924	1,600,430
(381)	Canadian Bankers Acceptance	Montreal	September 2016	USD	83,389,995	561
(419)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	102,717,850	64,204
(419)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	102,440,263	48,471
(419)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	102,209,813	73,688
(173)	3-month EURIBOR	NYSE Liffe	June 2017	USD	54,466,059	(519,070)
(419)	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	102,010,788	62,438
(526)	3-month EURIBOR	NYSE Liffe	September 2017	USD	165,510,654	(2,287,209)
(728)	Euro Dollar Futures	Chicago Mercantile	December 2017	USD	176,722,000	(144,239)
Total						$15,861,597

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	25

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	40,907,656	USD	17,697,450	BNP Paribas S.A.	10/02/14	$(994,721)
USD	4,237,450	BRL	9,557,568	Bank of America N.A.	10/02/14	335,064
USD	13,460,000	BRL	30,406,140	Goldman Sachs International	10/02/14	1,045,074
USD	16,711,000	ZAR	183,045,693	BNP Paribas S.A.	10/02/14	493,173
USD	18,436,450	ZAR	198,770,742	BNP Paribas S.A.	10/02/14	825,385
USD	26,886,000	ZAR	300,324,686	BNP Paribas S.A.	10/02/14	277,268
USD	44,239,000	ZAR	471,950,500	BNP Paribas S.A.	10/02/14	2,424,241
USD	46,000,000	ZAR	490,737,200	BNP Paribas S.A.	10/02/14	2,520,741
USD	10,022,000	ZAR	110,708,023	Goldman Sachs International	10/02/14	213,282
ZAR	101,289,856	USD	9,218,225	BNP Paribas S.A.	10/02/14	(243,956)
ZAR	193,626,141	USD	17,621,600	BNP Paribas S.A.	10/02/14	(466,347)
ZAR	296,718,210	USD	26,887,000	BNP Paribas S.A.	10/02/14	(597,801)
ZAR	52,941,678	USD	4,819,350	Citibank N.A.	10/02/14	(128,724)
ZAR	98,550,135	USD	9,218,225	Deutsche Bank AG	10/02/14	(486,695)
ZAR	148,589,512	USD	13,443,000	JPMorgan Chase Bank N.A.	10/02/14	(277,987)
USD	17,887,000	ZAR	198,769,288	BNP Paribas S.A.	10/03/14	279,143
USD	8,255,000	ZAR	91,048,523	Deutsche Bank AG	10/03/14	189,522
ZAR	84,323,070	USD	7,566,000	Deutsche Bank AG	10/03/14	(96,292)
ZAR	129,506,244	USD	11,695,150	Goldman Sachs Bank USA	10/03/14	(222,918)
ZAR	76,773,084	USD	6,880,850	Goldman Sachs International	10/03/14	(79,953)
EUR	200,000,000	USD	258,783,600	Bank of America N.A.	10/06/14	(6,162,083)
EUR	90,000,000	USD	116,263,170	BNP Paribas S.A.	10/06/14	(2,583,488)
EUR	83,000,000	USD	106,520,855	JPMorgan Chase Bank N.A.	10/06/14	(1,682,926)
EUR	75,000,000	USD	96,310,575	Royal Bank of Scotland PLC	10/06/14	(1,577,506)
USD	2,721,264	EUR	2,100,000	Barclays Bank PLC	10/06/14	68,738
USD	4,075,697	EUR	3,100,000	Barclays Bank PLC	10/06/14	160,064
USD	49,531,677	EUR	39,000,000	Barclays Bank PLC	10/06/14	270,481
USD	3,938,069,098	EUR	2,985,600,000	BNP Paribas S.A.	10/06/14	166,935,097
USD	12,957,840	EUR	10,000,000	Deutsche Bank AG	10/06/14	326,764
USD	15,786,390	EUR	12,500,000	Goldman Sachs Bank USA	10/06/14	(2,455)
USD	315,135,014	EUR	244,250,000	Goldman Sachs Bank USA	10/06/14	6,620,987
USD	14,275,593	EUR	11,000,000	State Street Bank and Trust Co.	10/06/14	381,410
CNH	93,586,858	USD	15,191,439	BNP Paribas S.A.	10/09/14	(57,667)
USD	9,377,373	AUD	10,060,426	Morgan Stanley & Co. International PLC	10/09/14	574,924
USD	36,613,605	CNH	225,400,677	Deutsche Bank AG	10/09/14	(69,123)
USD	23,665,953	CNH	146,000,000	UBS AG	10/09/14	(94,749)
USD	32,126,118	JPY	3,345,935,205	Barclays Bank PLC	10/09/14	1,616,361
INR	1,800,000,000	USD	29,605,263	HSBC Bank PLC	10/10/14	(526,886)
KRW	5,184,250,000	USD	5,000,000	Citibank N.A.	10/10/14	(89,587)
USD	14,624,791	INR	893,428,509	Bank of America N.A.	10/10/14	191,763
USD	23,630,964	INR	1,441,725,100	Bank of America N.A.	10/10/14	340,394
USD	20,359,981	INR	1,245,623,631	Deutsche Bank AG	10/10/14	237,362
USD	8,469,903	THA	274,128,410	The Bank of New York Mellon	10/10/14	19,929
INR	2,420,394,750	USD	39,990,000	Deutsche Bank AG	10/14/14	(925,122)
MXN	633,257,695	USD	47,912,000	BNP Paribas S.A.	10/14/14	(810,383)
MXN	128,451,282	USD	9,726,000	Goldman Sachs International	10/14/14	(171,812)
TRY	15,428,775	USD	6,797,000	BNP Paribas S.A.	10/14/14	(46,334)

26	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	39,990,000	INR	2,467,782,900	Barclays Bank PLC	10/14/14	$160,283
USD	14,715,000	MXN	196,259,252	Deutsche Bank AG	10/14/14	117,265
USD	39,631,000	MXN	525,843,924	Morgan Stanley Capital Services LLC	10/14/14	518,804
USD	6,797,000	TRY	15,348,306	BNP Paribas S.A.	10/14/14	81,543
USD	8,511,411	CNY	52,735,000	HSBC Bank PLC	10/15/14	(66,176)
USD	3,292,000	MXN	43,728,294	Goldman Sachs International	10/15/14	39,738
USD	16,991,000	TRY	39,028,327	Deutsche Bank AG	10/15/14	(80,566)
USD	200,117,651	MXN	2,650,078,000	Morgan Stanley & Co. International PLC	10/16/14	3,034,543
CLP	7,163,425,500	USD	11,949,000	Credit Suisse International	10/17/14	8,344
CLP	55,583,227,300	USD	92,933,000	Credit Suisse International	10/17/14	(152,282)
COP	40,390,192,000	USD	19,904,000	Goldman Sachs International	10/17/14	12,563
COP	19,935,308,370	USD	9,969,000	Morgan Stanley Capital Services LLC	10/17/14	(138,821)
TRY	30,880,919	USD	13,594,000	BNP Paribas S.A.	10/17/14	(93,798)
USD	29,870,000	CLP	18,030,129,400	Credit Suisse International	10/17/14	(226,280)
USD	43,148,000	CLP	26,010,477,360	Credit Suisse International	10/17/14	(269,248)
USD	19,915,000	CLP	11,975,885,250	Goldman Sachs International	10/17/14	(75,405)
USD	11,949,000	CLP	7,172,387,250	Morgan Stanley Capital Services LLC	10/17/14	(23,303)
USD	9,969,000	COP	19,802,421,600	Credit Suisse International	10/17/14	204,348
USD	56,593,500	COP	112,977,604,050	Credit Suisse International	10/17/14	883,798
USD	16,580,000	COP	33,561,236,000	Morgan Stanley Capital Services LLC	10/17/14	30,822
USD	13,593,000	TRY	30,480,264	BNP Paribas S.A.	10/17/14	267,952
USD	20,389,000	TRY	45,454,217	BNP Paribas S.A.	10/17/14	517,793
USD	20,390,000	TRY	46,109,742	BNP Paribas S.A.	10/17/14	232,218
USD	20,390,000	TRY	46,367,880	Deutsche Bank AG	10/17/14	119,368
USD	34,350,000	TRY	76,330,853	Deutsche Bank AG	10/17/14	980,464
USD	6,797,000	TRY	15,140,318	Goldman Sachs International	10/17/14	178,112
RUB	1,625,669,900	USD	44,735,000	Credit Suisse International	10/20/14	(3,854,956)
USD	44,735,000	RUB	1,602,519,538	Goldman Sachs International	10/20/14	4,437,108
AUD	5,600,000	USD	5,235,194	Barclays Bank PLC	10/21/14	(339,851)
AUD	28,000,000	USD	26,034,176	BNP Paribas S.A.	10/21/14	(1,557,464)
CHF	698,125	USD	759,994	Deutsche Bank AG	10/21/14	(28,618)
CHF	691,836	USD	752,908	Goldman Sachs Bank USA	10/21/14	(28,120)
EUR	20,000,000	USD	26,735,620	Bank of America N.A.	10/21/14	(1,470,931)
GBP	8,000,000	USD	12,884,248	Bank of America N.A.	10/21/14	82,517
JPY	1,540,438,500	USD	15,000,000	Bank of America N.A.	10/21/14	(952,337)
USD	36,881,139	AUD	39,570,000	BNP Paribas S.A.	10/21/14	2,290,300
USD	3,804,345	AUD	4,100,000	Goldman Sachs Bank USA	10/21/14	220,255
USD	2,667,347	AUD	2,869,000	Royal Bank of Scotland PLC	10/21/14	159,358
USD	1,622,488	CHF	1,446,707	Royal Bank of Scotland PLC	10/21/14	106,875
USD	39,204,934	CNH	245,230,000	BNP Paribas S.A.	10/21/14	(660,787)
USD	267,332	EUR	200,000	BNP Paribas S.A.	10/21/14	14,685
USD	14,219,378	EUR	10,510,000	Citibank N.A.	10/21/14	942,784
USD	38,660,700	EUR	30,000,000	Goldman Sachs International	10/21/14	763,667
USD	18,743,774	EUR	14,000,000	JPMorgan Chase Bank N.A.	10/21/14	1,058,492
USD	3,260,422	EUR	2,410,000	TD Securities, Inc.	10/21/14	216,027
USD	14,468,666	GBP	8,600,000	Bank of America N.A.	10/21/14	529,394
USD	502,826,458	GBP	294,276,000	Bank of America N.A.	10/21/14	25,850,499
USD	19,653,301	GBP	12,020,000	Goldman Sachs International	10/21/14	170,737

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	27

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	25,274,400	GBP	15,000,000	Goldman Sachs International	10/21/14	$961,716
USD	23,047,185	HKD	178,617,000	Citibank N.A.	10/21/14	45,152
USD	6,210,009	HKD	48,134,000	Deutsche Bank AG	10/21/14	11,383
USD	6,002,528	HKD	46,520,000	State Street Bank and Trust Co.	10/21/14	11,751
USD	30,000,000	JPY	3,068,760,000	Barclays Bank PLC	10/21/14	2,015,172
USD	431,109,758	JPY	43,674,350,000	Barclays Bank PLC	10/21/14	32,831,894
USD	35,252,107	JPY	3,854,000,000	Citibank N.A.	10/21/14	106,469
USD	18,247,901	JPY	1,872,500,000	JPMorgan Chase Bank N.A.	10/21/14	1,172,082
USD	9,572,206	SEK	64,872,000	Goldman Sachs International	10/21/14	582,977
USD	4,513,893	SGD	5,605,000	Deutsche Bank AG	10/21/14	120,263
USD	42,458,509	TRY	91,842,000	Deutsche Bank AG	10/21/14	2,352,902
USD	57,515,929	ZAR	625,753,000	UBS AG	10/21/14	2,257,845
ZAR	288,121,000	USD	26,842,404	UBS AG	10/21/14	(1,399,435)
USD	64,252,050	ZAR	728,687,639	Citibank N.A.	11/03/14	46,215
USD	16,805,000	ZAR	190,575,422	Credit Suisse International	11/03/14	13,094
USD	3,598,686,425	EUR	2,856,100,000	Citibank N.A.	11/06/14	(9,641,294)
BRL	27,526,152	USD	11,226,000	Goldman Sachs International	11/12/14	(116,231)
USD	11,226,000	BRL	27,629,431	Goldman Sachs International	11/12/14	74,546
USD	34,939,652	INR	2,173,770,449	JPMorgan Chase Bank N.A.	11/12/14	83,943
USD	61,956,872	INR	3,850,000,000	HSBC Bank PLC	11/21/14	346,356
USD	18,966,945	INR	1,178,795,607	Royal Bank of Scotland PLC	11/21/14	102,995
USD	22,570,478	INR	1,379,733,333	Royal Bank of Scotland PLC	11/21/14	490,976
RUB	350,604,600	USD	9,290,000	BNP Paribas S.A.	11/26/14	(541,141)
RUB	2,049,584,165	USD	54,326,000	Credit Suisse International	11/26/14	(3,181,429)
RUB	2,401,277,500	USD	63,610,000	Deutsche Bank AG	11/26/14	(3,689,402)
USD	44,735,000	RUB	1,641,774,500	Credit Suisse International	11/26/14	3,766,762
USD	82,491,000	RUB	3,064,746,878	Credit Suisse International	11/26/14	6,014,431
TRY	243,137,000	USD	111,072,179	Bank of America N.A.	12/04/14	(6,037,639)
TRY	243,137,000	USD	110,291,223	Deutsche Bank AG	12/04/14	(5,256,682)
TRY	15,824,870	USD	7,189,854	Goldman Sachs International	12/04/14	(353,553)
TRY	35,715,476	USD	16,315,887	Goldman Sachs International	12/04/14	(886,896)
TRY	47,778,626	USD	21,707,690	Goldman Sachs International	12/04/14	(1,067,450)
USD	15,514,028	TRY	34,157,593	Bank of America N.A.	12/04/14	758,039
USD	18,408,124	TRY	40,089,213	Deutsche Bank AG	12/04/14	1,089,690
USD	32,149,550	TRY	69,996,000	Deutsche Bank AG	12/04/14	1,911,463
USD	46,938,297	TRY	104,142,000	Deutsche Bank AG	12/04/14	1,949,229
USD	47,428,963	TRY	103,822,000	Deutsche Bank AG	12/04/14	2,578,134
USD	94,187,277	TRY	208,314,000	Deutsche Bank AG	12/04/14	4,196,180
USD	11,587,635	TRY	25,072,166	Goldman Sachs International	12/04/14	756,526
AUD	10,254,647	EUR	7,320,000	Citibank N.A.	12/17/14	(323,015)
AUD	71,959,000	EUR	50,237,227	Credit Suisse International	12/17/14	(840,200)
AUD	8,205,291	EUR	5,855,000	Goldman Sachs Bank USA	12/17/14	(255,779)
AUD	27,474,000	USD	24,788,136	BNP Paribas S.A.	12/17/14	(869,148)
AUD	27,476,000	USD	24,841,379	BNP Paribas S.A.	12/17/14	(920,649)
AUD	13,175,000	USD	11,749,241	Citibank N.A.	12/17/14	(279,027)
AUD	27,475,000	USD	24,823,388	Citibank N.A.	12/17/14	(903,529)
AUD	10,975,000	USD	9,853,355	Goldman Sachs Bank USA	12/17/14	(298,471)
AUD	27,475,000	USD	24,831,356	Goldman Sachs International	12/17/14	(911,497)

28	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	34,335,953	GBP	19,005,000	Goldman Sachs International	12/17/14	$(187,881)
CAD	7,305,000	MXN	88,208,039	Morgan Stanley Capital Services LLC	12/17/14	(22,002)
CAD	20,883,511	USD	19,005,000	JPMorgan Chase Bank N.A.	12/17/14	(393,247)
EUR	13,175,000	AUD	18,451,008	Citibank N.A.	12/17/14	586,568
EUR	49,342,074	AUD	71,959,000	Deutsche Bank AG	12/17/14	(291,063)
EUR	13,170,000	JPY	1,842,431,637	JPMorgan Chase Bank N.A.	12/17/14	(168,483)
EUR	19,080,000	PLN	80,694,090	BNP Paribas S.A.	12/17/14	(168,108)
EUR	13,220,000	PLN	55,811,509	Deutsche Bank AG	12/17/14	(86,635)
EUR	91,355,000	USD	117,393,331	BNP Paribas S.A.	12/17/14	(1,942,115)
EUR	79,038,000	USD	101,505,988	Citibank N.A.	12/17/14	(1,620,561)
GBP	5,850,000	CAD	10,446,813	Morgan Stanley Capital Services LLC	12/17/14	166,797
GBP	13,155,000	CAD	23,641,299	State Street Bank and Trust Co.	12/17/14	241,964
GBP	30,390,000	USD	49,645,013	Citibank N.A.	12/17/14	(412,274)
GBP	61,410,000	USD	100,564,770	Citibank N.A.	12/17/14	(1,078,673)
GBP	73,735,000	USD	119,697,712	Deutsche Bank AG	12/17/14	(244,734)
JPY	1,835,247,797	EUR	13,170,000	JPMorgan Chase Bank N.A.	12/17/14	102,930
JPY	21,264,435,399	USD	196,509,000	Bank of America N.A.	12/17/14	(2,470,176)
JPY	5,545,022,360	USD	51,050,000	Deutsche Bank AG	12/17/14	(451,449)
JPY	12,226,982,092	USD	112,991,000	Deutsche Bank AG	12/17/14	(1,419,299)
MXN	246,837,596	CAD	20,480,000	JPMorgan Chase Bank N.A.	12/17/14	27,703
PLN	55,709,199	EUR	13,220,000	Citibank N.A.	12/17/14	55,850
PLN	80,496,612	EUR	19,080,000	Deutsche Bank AG	12/17/14	108,687
PLN	23,753,536	USD	7,300,000	BNP Paribas S.A.	12/17/14	(152,595)
USD	207,703,757	AUD	229,597,307	Barclays Bank PLC	12/17/14	7,815,309
USD	9,826,554	AUD	10,975,000	Deutsche Bank AG	12/17/14	271,670
USD	11,613,104	AUD	13,175,000	Deutsche Bank AG	12/17/14	142,889
USD	31,086,000	CAD	34,357,180	Goldman Sachs International	12/17/14	466,276
USD	30,825,388	EUR	23,989,000	BNP Paribas S.A.	12/17/14	508,938
USD	430,018,727	EUR	332,079,000	Credit Suisse International	12/17/14	10,349,040
USD	67,808,083	EUR	52,776,000	Deutsche Bank AG	12/17/14	1,111,642
USD	81,936,506	GBP	50,493,000	Bank of America N.A.	12/17/14	136,286
USD	30,461,838	GBP	18,634,000	Deutsche Bank AG	12/17/14	274,183
USD	200,924,096	GBP	122,945,000	Goldman Sachs International	12/17/14	1,749,397
USD	37,685,090	GBP	23,242,000	JPMorgan Chase Bank N.A.	12/17/14	32,332
USD	49,575,000	JPY	5,342,286,277	Barclays Bank PLC	12/17/14	826,424
USD	316,072,000	JPY	33,806,428,976	Citibank N.A.	12/17/14	7,586,983
USD	39,982,000	JPY	4,330,886,623	Deutsche Bank AG	12/17/14	462,486
USD	59,973,000	JPY	6,501,043,933	Deutsche Bank AG	12/17/14	650,714
USD	100,510,000	JPY	10,920,240,633	Morgan Stanley Capital Services LLC	12/17/14	862,367
USD	7,300,000	PLN	23,821,944	Barclays Bank PLC	12/17/14	132,011
AUD	5,000,000	USD	4,660,435	Citibank N.A.	12/19/14	(308,058)
CAD	13,553,342	USD	12,080,995	JPMorgan Chase Bank N.A.	12/19/14	(2,616)
USD	4,650,450	AUD	5,000,000	Citibank N.A.	12/19/14	298,074
BRL	49,489,254	USD	20,241,004	JPMorgan Chase Bank N.A.	3/03/15	(843,573)
TRY	208,270,000	USD	93,449,096	Goldman Sachs International	3/03/15	(5,484,742)
USD	10,211,500	BRL	24,390,168	Goldman Sachs International	3/03/15	651,716
USD	10,491,257	BRL	25,006,960	Morgan Stanley Capital Services LLC	3/03/15	689,720
USD	62,431,742	TRY	139,254,000	Bank of America N.A.	3/03/15	3,616,799

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	29

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,947,491	TRY	69,016,000	Deutsche Bank AG	3/03/15	$1,798,080
TRY	21,056,975	USD	9,229,933	Bank of America N.A.	5/07/15	(480,438)
TRY	24,643,932	USD	10,734,823	Bank of America N.A.	5/07/15	(494,892)
TRY	34,157,593	USD	15,004,117	Bank of America N.A.	5/07/15	(811,115)
TRY	34,264,014	USD	14,951,150	Bank of America N.A.	5/07/15	(713,928)
TRY	58,661,089	USD	25,714,901	Barclays Bank PLC	5/07/15	(1,340,321)
USD	4,486,161	TRY	10,168,782	Bank of America N.A.	5/07/15	260,877
USD	6,007,777	TRY	13,768,022	Bank of America N.A.	5/07/15	286,953
USD	6,224,826	TRY	14,104,522	Bank of America N.A.	5/07/15	364,181
USD	21,675,723	TRY	48,872,253	BNP Paribas S.A.	5/07/15	1,368,555
USD	10,469,630	TRY	24,033,035	Deutsche Bank AG	5/07/15	483,536
USD	15,322,612	TRY	34,511,118	Deutsche Bank AG	5/07/15	982,714
USD	12,117,366	TRY	27,325,872	Goldman Sachs International	5/07/15	763,048
TRY	204,462,000	USD	90,142,845	Deutsche Bank AG	5/26/15	(5,591,407)
TRY	227,487,000	USD	99,235,299	Deutsche Bank AG	5/26/15	(5,162,303)
TRY	364,460,500	USD	159,333,960	Deutsche Bank AG	5/26/15	(8,618,133)
TRY	364,460,500	USD	158,405,989	Goldman Sachs International	5/26/15	(7,690,162)
USD	61,686,624	TRY	138,579,000	Bank of America N.A.	5/26/15	4,379,869
USD	107,118,248	TRY	243,137,000	Bank of America N.A.	5/26/15	6,573,487
USD	22,895,435	TRY	51,762,000	Deutsche Bank AG	5/26/15	1,490,228
USD	30,501,613	TRY	69,016,000	Deutsche Bank AG	5/26/15	1,961,336
USD	106,266,171	TRY	243,137,000	Deutsche Bank AG	5/26/15	5,721,410
USD	15,476,318	TRY	34,636,000	Goldman Sachs International	5/26/15	1,153,248
USD	30,788,959	TRY	69,269,000	Goldman Sachs International	5/26/15	2,144,059
USD	45,505,055	TRY	103,524,000	Goldman Sachs International	5/26/15	2,694,640
USD	45,845,835	TRY	103,905,000	Goldman Sachs International	5/26/15	2,877,864
USD	45,894,435	TRY	103,905,000	Goldman Sachs International	5/26/15	2,926,464
Total						$260,544,404

•	Exchange-traded options purchased as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SPDR S&P 500 ETF Trust	Call	USD	197.00	11/22/14	5,685	$2,362,118
SPDR S&P 500 ETF Trust	Call	USD	195.00	11/22/14	4,873	2,655,785
Euro Dollar 2-Year Mid-Curve	Call	USD	98.00	12/12/14	125	22,656
Boyd Gaming Corp.	Call	USD	15.00	12/20/14	3,006	30,060
CBS Corp.	Call	USD	62.50	12/20/14	4,500	315,000
SPDR S&P 500 ETF Trust	Call	USD	205.00	12/20/14	69,880	9,294,040
SPDR S&P 500 ETF Trust	Call	USD	210.00	12/20/14	69,880	2,655,440
E-Mini S&P 500	Call	USD	2,020.00	12/31/14	292	335,800
E-Mini S&P 500	Call	USD	2,000.00	12/31/14	190	304,000
Euro Dollar 3-Year Mid-Curve	Put	USD	97.00	10/10/14	5,356	468,650
EURO STOXX 50 Index	Put	EUR	3,250.00	10/17/14	534	—
FTSE 100 Index	Put	GBP	6,800.00	10/17/14	827	—
Energy Select Sector SPDR (ETF)	Put	USD	94.00	10/18/14	2,516	918,340
MGM Resorts International	Put	USD	23.00	10/18/14	4,000	268,000
S&P 500 Index	Put	USD	1,980.00	10/18/14	11	30,140
U.S. Treasury Notes (10 Year)	Put	USD	124.00	10/24/14	600	196,875
U.S. Treasury Notes (10 Year)	Put	USD	123.50	11/21/14	216	94,500
MGM Resorts International	Put	USD	22.00	11/22/14	4,000	276,000
SPDR S&P 500 ETF Trust	Put	USD	195.00	11/22/14	11,264	3,936,768

30	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Exchange-traded options purchased as of September 30, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SPDR S&P 500 ETF Trust	Put	USD	198.00	11/22/14	4,750	$2,033,000
SPDR S&P 500 ETF Trust	Put	USD	197.00	11/22/14	3,000	1,182,000
Euro Dollar 2-Year Mid-Curve	Put	USD	97.88	12/12/14	824	412,000
Euro Dollar 1-Year Mid-Curve	Put	USD	98.50	3/13/15	52,008	18,527,850
Euro Dollar 1-Year Mid-Curve	Put	USD	98.63	3/13/15	1,200	585,000
Euro Dollar 90-Day	Put	USD	99.63	3/16/15	10,811	1,148,669
Euro Dollar 90-Day	Put	USD	99.25	6/15/15	2,802	402,788
Total						$48,455,479

•	OTC barrier options purchased as of September 30, 2014 were as follows:

Description	Counterparty	Strike Price		Barrier Price/Range		Expiration Date	Notional Amount (000)		Market Value
USD Currency	JPMorgan Chase Bank N.A.	BRL	2.10	BRL	2.10	1/08/15	USD	5,990	$196,067

•	OTC options purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
USD Currency	Bank of America N.A.	Call	JPY	105.00	10/09/14	—	USD	247,665	$10,539,186
USD Currency	Bank of America N.A.	Call	JPY	102.00	10/09/14	—	USD	166,140	11,607,886
USD Currency	Bank of America N.A.	Call	JPY	105.00	10/09/14	—	USD	122,264	5,202,847
USD Currency	Bank of America N.A.	Call	JPY	102.00	10/09/14	—	USD	81,525	5,695,997
USD Currency	Deutsche Bank AG	Call	JPY	105.00	10/09/14	—	USD	125,411	5,336,765
AUD Currency	Citibank N.A.	Call	USD	0.94	10/10/14	—	AUD	36,595	3
AUD Currency	UBS AG	Call	USD	0.94	10/10/14	—	AUD	73,335	6
USD Currency	BNP Paribas S.A.	Call	TRY	2.25	10/21/14	—	USD	20,390	435,583
EUR Currency	Barclays Bank PLC	Call	MXN	17.50	11/06/14	—	EUR	27,336	155,684
USD Currency	Goldman Sachs Bank USA	Call	BRL	2.46	11/07/14	—	USD	48,224	1,304,435
USD Currency	Morgan Stanley Capital Services LLC	Call	BRL	2.50	11/07/14	—	USD	68,891	1,359,936
USD Currency	Goldman Sachs Bank USA	Call	BRL	2.46	11/21/14	—	USD	95,760	3,028,056
GBP Currency	Goldman Sachs Bank USA	Call	USD	1.66	12/22/14	—	GBP	359,260	2,463,772
GBP Currency	Goldman Sachs Bank USA	Call	USD	1.66	12/22/14	—	GBP	57,000	390,901
USD Currency	Bank of America N.A.	Call	JPY	105.00	1/12/15	—	USD	611,620	28,368,587
USD Currency	Bank of America N.A.	Call	JPY	102.00	1/12/15	—	USD	203,910	14,446,901
USD Currency	Bank of America N.A.	Call	JPY	102.00	1/12/15	—	USD	101,900	7,219,554
Toppan Printing Co. Ltd.	Credit Suisse International	Call	JPY	0.20	12/19/16	400,000,000		—	67,246
Capitaland Ltd.	Citigroup Global Markets, Inc.	Call	SGD	1.80	8/03/18	900		—	551,281
Toppan Printing Co. Ltd.	Credit Suisse International	Call	JPY	0.38	12/19/19	570,000,000		—	241,060
GBP Currency	Deutsche Bank AG	Put	USD	1.65	10/02/14	—	GBP	732,137	17,287,149
GBP Currency	Deutsche Bank AG	Put	USD	1.61	10/02/14	—	GBP	662,369	416,524
GBP Currency	JPMorgan Chase Bank N.A.	Put	USD	1.61	10/02/14	—	GBP	464,056	291,817
EUR Currency	Citibank N.A.	Put	USD	1.29	10/06/14	—	EUR	241,300	6,519,120
EUR Currency	Deutsche Bank AG	Put	USD	1.28	10/06/14	—	EUR	241,300	3,207,550
USD Currency	Deutsche Bank AG	Put	ZAR	11.00	10/07/14	—	USD	41,277	8,891
Nikkei 225 Index	Citibank N.A.	Put	JPY	14,500.00	10/10/14	201,000		—	10,996
S&P/ASX200 Index	Citibank N.A.	Put	AUD	5,115.78	10/16/14	5,745		—	89,066
EUR Currency	BNP Paribas S.A.	Put	PLN	4.16	10/28/14	—	EUR	36,505	101,899
EUR Currency	Deutsche Bank AG	Put	MXN	16.80	11/06/14	—	EUR	68,341	596,159
AUD Currency	Barclays Bank PLC	Put	USD	0.90	12/19/14	—	AUD	109,060	3,839,347
AUD Currency	Deutsche Bank AG	Put	USD	0.88	12/19/14	—	AUD	87,090	1,638,051
AUD Currency	Deutsche Bank AG	Put	USD	0.88	12/19/14	—	AUD	21,970	413,228
USD Currency	JPMorgan Chase Bank N.A.	Put	CNY	6.11	12/22/14	—	USD	30,000	23,889

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	31

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC options purchased as of September 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
EUR Currency	Deutsche Bank AG	Put	PLN	4.16	1/16/15	—	EUR	73,190	$556,785
EUR Currency	Deutsche Bank AG	Put	USD	1.25	3/19/15	—	EUR	73,195	1,411,250
AUD Currency	Deutsche Bank AG	Put	USD	0.85	3/20/15	—	AUD	87,690	1,561,519
Total									$136,388,926

•	OTC credit default swaptions purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
Sold protection on 5-Year Credit Default Swaps	Bank of America N.A.	Call	EUR	250.00	Pay	iTraxx Crossover Series 21 Version 1	10/15/14	EUR	8,935	$44,199
Sold protection on 5-Year Credit Default Swaps	BNP Paribas S.A.	Call	EUR	250.00	Pay	iTraxx Crossover Series 21 Version 1	10/15/14	EUR	17,870	88,399
Sold protection on 5-Year Credit Default Swaps	BNP Paribas S.A.	Call	EUR	250.00	Pay	iTraxx Crossover Series 21 Version 1	10/15/14	EUR	17,870	88,399
Sold protection on 5-Year Credit Default Swaps	Citibank N.A.	Call	EUR	250.00	Pay	iTraxx Crossover Series 21 Version 1	10/15/14	EUR	150,000	742,014
Sold protection on 5-Year Credit Default Swaps	Citibank N.A.	Call	EUR	250.00	Pay	iTraxx Crossover Series 21 Version 1	10/15/14	EUR	17,870	88,399
Sold protection on 5-Year Credit Default Swaps	Deutsche Bank AG	Call	EUR	250.00	Pay	iTraxx Crossover Series 21 Version 1	10/15/14	EUR	17,870	88,399
Total										$1,139,809

•	OTC interest rate swaptions purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Call	11.50%	Receive	1-day BZDIOVER	1/02/15	BRL	405,678	$128,130
1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	11.50%	Receive	1-day BZDIOVER	1/02/15	BRL	411,380	129,931
2-Year Interest Rate Swap	Credit Suisse International	Call	11.80%	Receive	1-day BZDIOVER	1/02/15	BRL	163,897	123,156
2-Year Interest Rate Swap	Credit Suisse International	Call	11.80%	Receive	1-day BZDIOVER	1/02/15	BRL	131,656	98,924
2-Year Interest Rate Swap	Deutsche Bank AG	Call	12.00%	Receive	1-day BZDIOVER	1/02/15	BRL	244,418	266,680
10-Year Interest Rate Swap	Citibank N.A.	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	72,100	103,312
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	104,500	143,897
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	286,300	394,235
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.20%	Receive	3-month LIBOR	3/04/15	USD	462,900	853,217
1-Year Interest Rate Swap	Credit Suisse International	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	560,800	527,637
1-Year Interest Rate Swap	Deutsche Bank AG	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	200,280	188,436
5-Year Interest Rate Swap	Citibank N.A.	Call	2.53%	Receive	3-month LIBOR	9/30/15	USD	1,342,760	20,883,299
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Pay	6-month GBP LIBOR	10/29/14	GBP	2,070	2,141
10-Year Interest Rate Swap	Bank of America N.A.	Put	2.70%	Pay	6-month GBP LIBOR	11/06/14	GBP	13,300	37,482
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.70%	Pay	3-month LIBOR	11/06/14	USD	162,440	1,228,306
1.5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.75%	Pay	3-month LIBOR	12/16/14	USD	310,093	340,699
5-Year Interest Rate Swap	Deutsche Bank AG	Put	3.86%	Pay	3-month LIBOR	12/18/14	USD	21,800	37,062

32	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC interest rate swaptions purchased as of September 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Put	3.89%	Pay	3-month LIBOR	12/22/14	USD	21,805	$36,172
1-Year Interest Rate Swap	Bank of America N.A.	Put	12.30%	Pay	1-day BZDIOVER	1/02/15	BRL	630,044	618,963
5-Year Interest Rate Swap	Citibank N.A.	Put	2.53%	Pay	3-month LIBOR	9/30/15	USD	1,342,760	21,705,965
Total									$47,847,644

•	Exchange-traded options written as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year)	Call	USD	125.50	10/24/14	300	$(75,000)
Euro Dollar 1-Year Mid-Curve	Call	USD	99.00	12/12/14	15,495	(2,130,563)
Euro Dollar 1-Year Mid-Curve	Call	USD	99.00	3/13/15	600	(67,500)
SPDR S&P 500 ETF Trust	Put	USD	188.00	11/22/14	3,000	(561,000)
SPDR S&P 500 ETF Trust	Put	USD	185.00	11/22/14	4,750	(646,000)
Euro Dollar 2-Year Mid-Curve	Put	USD	97.50	12/12/14	824	(118,450)
Euro Dollar 1-Year Mid-Curve	Put	USD	98.13	3/13/15	1,200	(150,000)
Total						$(3,748,513)

•	OTC options written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	Bank of America N.A.	Call	JPY	105.00	10/09/14	USD	163,045	$(6,938,250)
USD Currency	Bank of America N.A.	Call	JPY	102.00	10/09/14	USD	247,665	(17,303,883)
USD Currency	Bank of America N.A.	Call	JPY	105.00	10/09/14	USD	332,295	(14,140,548)
USD Currency	BNP Paribas S.A.	Call	TRY	2.25	10/21/14	USD	20,390	(435,583)
USD Currency	BNP Paribas S.A.	Call	TRY	2.31	10/30/14	USD	20,390	(208,804)
EUR Currency	Deutsche Bank AG	Call	MXN	17.50	11/06/14	EUR	68,341	(389,210)
USD Currency	Deutsche Bank AG	Call	TRY	2.30	11/07/14	USD	24,112	(353,475)
USD Currency	Deutsche Bank AG	Call	ZAR	11.60	11/07/14	USD	34,446	(276,798)
USD Currency	Goldman Sachs Bank USA	Call	BRL	2.56	11/07/14	USD	48,224	(591,819)
USD Currency	Morgan Stanley Capital Services LLC	Call	BRL	2.60	11/07/14	USD	68,891	(600,075)
USD Currency	Deutsche Bank AG	Call	TRY	2.30	11/21/14	USD	20,291	(380,765)
USD Currency	Goldman Sachs Bank USA	Call	TRY	2.30	11/21/14	USD	27,514	(516,291)
USD Currency	Goldman Sachs Bank USA	Call	BRL	2.56	11/21/14	USD	95,760	(1,528,272)
USD Currency	Bank of America N.A.	Call	JPY	105.00	1/12/15	USD	203,810	(9,453,258)
USD Currency	Bank of America N.A.	Call	JPY	102.00	1/12/15	USD	305,810	(21,666,455)
USD Currency	Bank of America N.A.	Call	JPY	105.00	1/12/15	USD	407,810	(18,915,329)
GBP Currency	Bank of America N.A.	Put	USD	1.61	10/02/14	GBP	101,540	(63,852)
GBP Currency	Bank of America N.A.	Put	USD	1.61	10/02/14	GBP	168,310	(105,840)
GBP Currency	Deutsche Bank AG	Put	USD	1.61	10/02/14	GBP	227,915	(143,322)
GBP Currency	Deutsche Bank AG	Put	USD	1.65	10/02/14	GBP	278,212	(6,569,126)
GBP Currency	Deutsche Bank AG	Put	USD	1.61	10/02/14	GBP	287,850	(181,012)
GBP Currency	JPMorgan Chase Bank N.A.	Put	USD	1.61	10/02/14	GBP	76,140	(47,880)
GBP Currency	JPMorgan Chase Bank N.A.	Put	USD	1.65	10/02/14	GBP	453,925	(10,718,023)
GBP Currency	Morgan Stanley Capital Services LLC	Put	USD	1.61	10/02/14	GBP	104,264	(65,565)
GBP Currency	Morgan Stanley Capital Services LLC	Put	USD	1.61	10/02/14	GBP	160,406	(100,870)
EUR Currency	Deutsche Bank AG	Put	USD	1.29	10/06/14	EUR	241,300	(6,519,120)
EUR Currency	Deutsche Bank AG	Put	PLN	4.16	10/28/14	EUR	73,190	(204,299)
EUR Currency	Barclays Bank PLC	Put	MXN	16.80	11/06/14	EUR	27,336	(238,464)
EUR Currency	Deutsche Bank AG	Put	MXN	16.20	11/06/14	EUR	68,341	(48,908)

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	33

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC options written as of September 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
AUD Currency	Barclays Bank PLC	Put	USD	0.88	12/19/14	AUD	109,060	$(2,051,279)
AUD Currency	Deutsche Bank AG	Put	USD	0.90	12/19/14	AUD	21,970	(773,432)
AUD Currency	Deutsche Bank AG	Put	USD	0.90	12/19/14	AUD	87,090	(3,065,915)
EUR Currency	Deutsche Bank AG	Put	USD	1.20	3/19/15	EUR	73,195	(511,957)
AUD Currency	Deutsche Bank AG	Put	USD	0.81	3/20/15	AUD	87,690	(709,265)
Total								$(125,816,944)

•	OTC interest rate swaptions written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Call	10.90%	Pay	1-day BZDIOVER	1/02/15	BRL	405,678	$(37,506)
2-Year Interest Rate Swap	Credit Suisse International	Call	11.00%	Pay	1-day BZDIOVER	1/02/15	BRL	230,672	(33,869)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	11.50%	Pay	1-day BZDIOVER	1/02/15	BRL	244,418	(101,512)
1-Year Interest Rate Swap	Credit Suisse International	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	560,800	(207,893)
1-Year Interest Rate Swap	Deutsche Bank AG	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	200,280	(74,245)
10-Year Interest Rate Swap	Citibank N.A.	Call	3.00%	Pay	3-month LIBOR	9/30/15	USD	711,875	(19,876,767)
1.5-Year Interest Rate Swap	Goldman Sachs International	Put	1.10%	Receive	3-month LIBOR	12/15/14	USD	259,128	(32,857)
1.5-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Receive	3-month LIBOR	12/16/14	USD	50,821	(6,927)
1-Year Interest Rate Swap	Credit Suisse International	Put	12.30%	Receive	1-day BZDIOVER	1/02/15	BRL	405,678	(398,560)
1-Year Interest Rate Swap	Credit Suisse International	Put	14.00%	Receive	1-day BZDIOVER	1/02/15	BRL	395,540	(5,365)
2-Year Interest Rate Swap	Bank of America N.A.	Put	12.50%	Receive	1-day BZDIOVER	1/02/15	BRL	150,001	(296,858)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.46%	Receive	3-month LIBOR	4/27/15	USD	227,510	(1,132,840)
1-Year Interest Rate Swap	Credit Suisse International	Put	12.25%	Receive	1-day BZDIOVER	7/01/15	BRL	280,400	(1,133,067)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-month LIBOR	9/30/15	USD	711,875	(20,133,980)
Total									$(43,472,246)

•	OTC structured options as of September 30, 2014 were as follows:

Description	Counterparty	Expiration Date	Units	Market Value
Call on Global Dispersion, Strike=9.8%	Bank of America N.A.	1/23/15	31,160,000	$37,392

•	Centrally cleared credit default swaps — buy protection outstanding as of September 30, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG Series 20 Version 1	1.00%	Chicago Mercantile	6/20/18	USD	150,000	$(1,983,824)
iTraxx Europe Crossover Series 20 Version 1	5.00%	InterContinental Exchange	12/20/18	EUR	22,080	237,494
iTraxx Europe Series 21 Version 1	1.00%	InterContinental Exchange	6/20/19	EUR	279,055	1,313,584
CDX.NA.IG Series 22 Version 1	1.00%	Chicago Mercantile	6/20/19	USD	199,415	355,104
Total						$(77,642)

34	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Centrally cleared credit default swaps — sold protection outstanding as of September 30, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 21 Version 2	5.00%	Chicago Mercantile	12/20/18	B+	USD	30,096	$598,367
CDX.NA.HY Series 22 Version 2	5.00%	Chicago Mercantile	6/20/19	B+	USD	378,933	2,616,504
iTraxx Europe Crossover Series 21 Version 1	5.00%	InterContinental Exchange	6/20/19	BB-	EUR	73,935	(3,072,222)
Total							$142,649

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Centrally cleared interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/16	USD	53,840	$191,728
1.59%[1]	6-month LIBOR	Chicago Mercantile	N/A	8/13/17	GBP	167,675	(626,333)
1.59%[1]	6-month LIBOR	Chicago Mercantile	N/A	8/13/17	GBP	167,675	(646,401)
2.26%[1]	3-month Canadian Bankers Acceptance	Chicago Mercantile	5/02/16[2]	5/02/18	CAD	40,150	(100,093)
2.28%[1]	3-month Canadian Bankers Acceptance	Chicago Mercantile	5/02/16[2]	5/02/18	CAD	39,600	(115,595)
2.28%[3]	3-month LIBOR	Chicago Mercantile	5/06/16[2]	5/06/18	USD	36,000	7,333
2.40%[3]	3-month LIBOR	Chicago Mercantile	5/07/16[2]	5/07/18	USD	36,000	91,066
2.22%[1]	3-month Canadian Bankers Acceptance	Chicago Mercantile	6/17/16[2]	6/17/18	CAD	41,800	(43,117)
2.38%[3]	3-month LIBOR	Chicago Mercantile	6/19/16[2]	6/19/18	USD	38,000	16,522
2.79%[1]	6-month LIBOR	Chicago Mercantile	N/A	2/26/24	GBP	66,247	(3,422,469)
2.82%[1]	6-month LIBOR	Chicago Mercantile	N/A	4/07/24	GBP	18,792	(1,712,304)
2.61%[1]	3-month LIBOR	Chicago Mercantile	N/A	8/08/24	USD	50,000	(49,532)
2.54%[1]	3-month LIBOR	Chicago Mercantile	N/A	9/09/24	USD	17,927	147,402
2.75%[1]	3-month LIBOR	Chicago Mercantile	N/A	9/23/24	USD	21,407	(195,397)
2.66%[1]	3-month LIBOR	Chicago Mercantile	N/A	9/30/24	USD	28,965	(24,058)
2.66%[1]	3-month LIBOR	Chicago Mercantile	N/A	9/30/24	USD	14,483	(15,961)
2.64%[1]	3-month LIBOR	Chicago Mercantile	N/A	10/01/24	USD	21,735	34,570
2.64%[1]	3-month LIBOR	Chicago Mercantile	N/A	10/02/24	USD	14,482	24,323
2.27%[1]	6-month EURIBOR	Chicago Mercantile	N/A	8/15/46	EUR	79,500	(9,059,446)
Total							$(15,497,762)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	OTC credit default swaps — buy protection outstanding as of September 30, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Portugal	1.00%	JPMorgan Chase Bank N.A.	6/20/15	USD	19,150	$(87,196)	$406,001	$(493,197)
Republic of Portugal	1.00%	Barclays Bank PLC	12/20/15	USD	1,700	(9,104)	64,493	(73,597)
Republic of Portugal	1.00%	Deutsche Bank AG	12/20/15	USD	2,150	(11,515)	81,564	(93,079)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	(56,955)	77,184	(134,139)
iTraxx Asia ex-Japan IG Series 16 Version 1	1.00%	Deutsche Bank AG	12/20/16	USD	5,000	(65,253)	169,773	(235,026)
Transocean Worldwide, Inc.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	4,250	(85,788)	(17,846)	(67,942)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	760	(97,857)	(91,556)	(6,301)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	760	(97,857)	(91,556)	(6,301)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	720	(92,707)	(88,518)	(4,189)

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	35

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC credit default swaps — buy protection outstanding as of September 30, 2014 were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	1,550	$(126,993)	$128,729	$(255,722)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	3,000	(53,834)	279,152	(332,986)
Republic of Ireland	1.00%	Morgan Stanley Capital Services LLC	3/20/17	USD	7,500	(134,585)	710,146	(844,731)
Republic of Portugal	1.00%	Citibank N.A.	6/20/17	USD	6,450	8,105	1,172,808	(1,164,703)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	86,815	(1,528,317)	(527)	(1,527,790)
Commonwealth of Australia	1.00%	UBS AG	6/20/17	USD	10,000	(233,800)	(20,198)	(213,602)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/17	EUR	2,890	(347,549)	213,420	(560,969)
Energias de Portugal SA	5.00%	Citibank N.A.	9/20/17	EUR	5,349	(817,342)	(868,203)	50,861
Energias de Portugal SA	5.00%	Goldman Sachs International	9/20/17	EUR	2,155	(329,274)	(352,757)	23,483
Hitachi Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/17	JPY	500,000	(130,699)	(58,805)	(71,894)
Transocean, Inc.	1.00%	Barclays Bank PLC	12/20/17	USD	13,100	212,752	173,160	39,592
Government of Japan	1.00%	HSBC Bank USA N.A.	12/20/17	USD	10,000	(248,846)	(79,168)	(169,678)
Finmeccanica SpA	5.00%	Bank of America N.A.	3/20/18	EUR	280	(43,568)	(17,467)	(26,101)
Deutsche Bank AG	1.00%	Barclays Bank PLC	3/20/18	EUR	4,800	(97,766)	(1,900)	(95,866)
Deutsche Bank AG	1.00%	Citibank N.A.	3/20/18	EUR	1,900	(38,699)	(1,509)	(37,190)
Finmeccanica SpA	5.00%	Credit Suisse International	3/20/18	EUR	100	(15,503)	(5,399)	(10,104)
Marks & Spencer PLC	1.00%	Credit Suisse International	3/20/18	EUR	2,000	(11,080)	71,647	(82,727)
Ricoh Co. Ltd.	1.00%	UBS AG	3/20/18	JPY	500,000	(131,198)	109,291	(240,489)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	9,050	(71,920)	385,497	(457,417)
Republic of Korea	1.00%	Citibank N.A.	3/20/18	USD	6,650	(147,307)	(73,348)	(73,959)
AXA SA	1.00%	Barclays Bank PLC	6/20/18	EUR	6,680	(162,363)	134,933	(297,296)
AXA SA	1.00%	BNP Paribas S.A.	6/20/18	EUR	1,850	(44,966)	74,976	(119,942)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	11,830	(1,150,948)	1,207,766	(2,358,714)
AXA SA	1.00%	Credit Suisse International	6/20/18	EUR	1,990	(48,368)	82,290	(130,658)
Finmeccanica SpA	5.00%	Credit Suisse International	6/20/18	EUR	380	(61,343)	(19,777)	(41,566)
Credit Agricole SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	1,920	(226,403)	(68,620)	(157,783)
Société Générale SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	1,920	(219,046)	(66,928)	(152,118)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	7,475	7,824	99,995	(92,171)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	8,090	8,467	122,569	(114,102)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	8,095	8,473	94,164	(85,691)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/18	EUR	2,890	(386,237)	81,985	(468,222)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/18	EUR	3,890	(519,884)	110,352	(630,236)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	9,590	(207,726)	(51,485)	(156,241)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	20,560	(445,344)	(108,220)	(337,124)
Marks & Spencer PLC	1.00%	Barclays Bank PLC	3/20/19	EUR	800	6,306	20,356	(14,050)
Koninklijke KPN NV	1.00%	Citibank N.A.	3/20/19	EUR	105	(760)	1,028	(1,788)
Koninklijke KPN NV	1.00%	Credit Suisse International	3/20/19	EUR	75	(543)	655	(1,198)
Koninklijke KPN NV	1.00%	Deutsche Bank AG	3/20/19	EUR	60	(434)	554	(988)
JFE Holdings, Inc.	1.00%	Goldman Sachs International	3/20/19	JPY	1,000,000	(214,106)	(20,427)	(193,679)
Kawasaki Kisen Kaisha Ltd.	1.00%	Goldman Sachs International	3/20/19	JPY	277,000	3,252	58,964	(55,712)
Kawasaki Kisen Kaisha Ltd.	1.00%	Goldman Sachs International	3/20/19	JPY	223,000	13,887	49,915	(36,028)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	3/20/19	USD	12,000	(91,383)	225,711	(317,094)
GDF Suez	1.00%	Bank of America N.A.	6/20/19	EUR	5,175	(163,127)	(156,770)	(6,357)
GKN Holdings PLC	1.00%	Bank of America N.A.	6/20/19	EUR	600	(4,706)	(5,192)	486
GKN Holdings PLC	1.00%	Barclays Bank PLC	6/20/19	EUR	725	(5,687)	(5,820)	133
Koninklijke KPN NV	1.00%	Barclays Bank PLC	6/20/19	EUR	11,915	(52,666)	46,444	(99,110)

36	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC credit default swaps — buy protection outstanding as of September 30, 2014 were as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
GKN Holdings PLC	1.00%	BNP Paribas S.A.	6/20/19	EUR	1,005	$(7,884)	$(8,068)	$184
Iberdrola SA	1.00%	BNP Paribas S.A.	6/20/19	EUR	2,080	(33,014)	(16,648)	(16,366)
GDF Suez	1.00%	Citibank N.A.	6/20/19	EUR	2,965	(93,463)	(82,217)	(11,246)
GKN Holdings PLC	1.00%	Citibank N.A.	6/20/19	EUR	930	(7,296)	(7,988)	692
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	25,700	(498,336)	(362,569)	(135,767)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	17,800	(345,151)	(201,785)	(143,366)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	17,800	(345,151)	(186,694)	(158,457)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	17,760	(344,375)	(190,379)	(153,996)
Iberdrola SA	1.00%	Credit Suisse International	6/20/19	EUR	2,085	(33,094)	(17,845)	(15,249)
Koninklijke KPN NV	1.00%	Credit Suisse International	6/20/19	EUR	12,164	(53,899)	62,023	(115,922)
GDF Suez	1.00%	Deutsche Bank AG	6/20/19	EUR	2,960	(93,306)	(89,670)	(3,636)
iTraxx Financials Series 21 Version 1	1.00%	Deutsche Bank AG	6/20/19	EUR	17,760	(344,375)	(262,921)	(81,454)
Enel SpA	1.00%	JPMorgan Chase Bank N.A.	6/20/19	EUR	3,125	(35,092)	(26,745)	(8,347)
Gas Natural SDG SA	1.00%	JPMorgan Chase Bank N.A.	6/20/19	EUR	3,125	(56,904)	(26,964)	(29,940)
Koninklijke KPN NV	1.00%	JPMorgan Chase Bank N.A.	6/20/19	EUR	13,355	(59,030)	54,692	(113,722)
Nippon Yusen Kabushiki Kaisha	1.00%	JPMorgan Chase Bank N.A.	6/20/19	JPY	500,000	(116,272)	(63,083)	(53,189)
Federative Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	7,827	216,153	289,835	(73,682)
iTraxx Asia ex-Japan IG Series 21 Version 1	1.00%	Barclays Bank PLC	6/20/19	USD	12,500	(2,035)	154,309	(156,344)
Republic of Indonesia	1.00%	Barclays Bank PLC	6/20/19	USD	15,000	311,331	511,318	(199,987)
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/19	USD	7,600	209,884	327,264	(117,380)
Valero Energy Corp.	1.00%	Deutsche Bank AG	6/20/19	USD	2,500	2,301	(13,139)	15,440
Anglo American PLC	1.00%	Bank of America N.A.	9/20/19	EUR	2,670	90,084	21,975	68,109
Anglo American PLC	1.00%	Citibank N.A.	9/20/19	EUR	1,780	60,056	11,306	48,750
Carlsberg Breweries A/S	1.00%	Citibank N.A.	9/20/19	EUR	1,910	(15,672)	(23,364)	7,692
Fortum Oyj	1.00%	Credit Suisse International	9/20/19	EUR	2,825	(72,122)	(77,651)	5,529
Fortum Oyj	1.00%	Credit Suisse International	9/20/19	EUR	1,780	(45,443)	(48,927)	3,484
Vodafone Group PLC	1.00%	Credit Suisse International	9/20/19	EUR	1,785	(31,946)	(34,715)	2,769
Vodafone Group PLC	1.00%	Credit Suisse International	9/20/19	EUR	1,785	(31,946)	(33,573)	1,627
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	2,825	(72,122)	(77,690)	5,568
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	2,090	(53,358)	(58,849)	5,491
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	1,780	(45,443)	(50,120)	4,677
Carlsberg Breweries A/S	1.00%	Goldman Sachs International	9/20/19	EUR	1,790	(14,688)	(24,262)	9,574
Carlsberg Breweries A/S	1.00%	JPMorgan Chase Bank N.A.	9/20/19	EUR	885	(7,262)	(3,834)	(3,428)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	5,765	149,949	168,773	(18,824)
Boeing Co.	1.00%	Credit Suisse International	9/20/19	USD	20,000	(664,972)	(672,440)	7,468
Russian Federation	1.00%	Barclays Bank PLC	12/20/19	USD	90,000	6,221,115	6,565,028	(343,913)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/19	USD	79,402	(280,337)	(644,054)	363,717
Peoples Republic of China	1.00%	Citibank N.A.	12/20/19	USD	10,000	(61,046)	(122,415)	61,369
Western Union Co.	1.00%	Credit Suisse International	12/20/19	USD	11,400	449,250	394,039	55,211
Peoples Republic of China	1.00%	JPMorgan Chase Bank N.A.	12/20/19	USD	10,000	(61,046)	(122,300)	61,254
Republic of Korea	1.00%	JPMorgan Chase Bank N.A.	3/20/23	USD	10,000	(131,453)	15,717	(147,170)
ABX.HE.AAA Series 6-2	0.11%	Credit Suisse International	5/25/46	USD	19,584	3,934,972	5,108,256	(1,173,284)
Total						$(1,261,924)	$14,317,152	$(15,579,076)

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	37

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	OTC credit default swaps — sold protection outstanding as of September 30, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/14	CCC	EUR	2,960	$(67,109)	$(134,766)	$67,657
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas S.A.	9/20/16	Not Rated	EUR	950	18,035	(168,991)	187,026
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	Not Rated	EUR	750	51,647	(38,466)	90,113
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank N.A.	9/20/16	Not Rated	EUR	750	14,238	(74,339)	88,577
CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	86,815	1,528,317	48,301	1,480,016
ThyssenKrupp AG	1.00%	Credit Suisse International	12/20/17	BB	EUR	2,300	(24,474)	(163,163)	138,689
ThyssenKrupp AG	1.00%	Goldman Sachs International	12/20/17	BB	EUR	1,100	(11,705)	(80,080)	68,375
ThyssenKrupp AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	BB	EUR	1,040	(11,066)	(75,712)	64,646
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	EUR	6,750	89,238	(289,888)	379,126
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	USD	105	835	(5,862)	6,697
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B	EUR	1,000	149,638	33,708	115,930
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B	EUR	990	148,142	43,049	105,093
Schaeffler Finance BV	5.00%	Credit Suisse International	3/20/18	B	EUR	990	148,142	43,049	105,093
Swiss Reinsurance Co. Ltd.	1.00%	Barclays Bank PLC	3/20/18	AA-	EUR	4,800	148,927	7,263	141,664
Swiss Reinsurance Co. Ltd.	1.00%	Citibank N.A.	3/20/18	AA-	EUR	1,900	58,950	2,360	56,590
ThyssenKrupp AG	1.00%	Credit Suisse International	3/20/18	BB	EUR	1,950	(31,092)	(117,110)	86,018
Aviva PLC	1.00%	Barclays Bank PLC	6/20/18	Not Rated	EUR	6,680	136,330	(126,119)	262,449
Aviva PLC	1.00%	BNP Paribas S.A.	6/20/18	Not Rated	EUR	1,850	37,756	(74,213)	111,969
Aviva PLC	1.00%	Credit Suisse International	6/20/18	Not Rated	EUR	1,990	40,614	(79,418)	120,032
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/18	A	EUR	1,900	38,843	(4,768)	43,611
Muenchener Rueckversicherungs AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	AA-	EUR	4,220	134,796	27,864	106,932
RWE AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB+	EUR	4,060	103,472	36,245	67,227
Schaeffler Finance BV	5.00%	Barclays Bank PLC	6/20/18	B	EUR	1,000	154,872	100,364	54,508
Techem GmbH	5.00%	Credit Suisse International	6/20/18	B+	EUR	2,280	275,963	164,211	111,752
Tesco PLC	1.00%	Goldman Sachs International	6/20/18	BBB	EUR	4,070	(317)	41,441	(41,758)
ThyssenKrupp AG	1.00%	Barclays Bank PLC	6/20/18	BB	EUR	1,000	(21,395)	(59,434)	38,039
ThyssenKrupp AG	1.00%	Bank of America N.A.	9/20/18	BB	EUR	567	(15,227)	(52,048)	36,821
Bayerische Landesbank Gtd.	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	4,630	72,094	12,518	59,576
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	7,670	1,676,702	1,570,195	106,507
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	10,970	2,398,099	2,225,482	172,617
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	5,480	1,197,956	1,116,791	81,165
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	CCC	USD	5,000	19,095	(96,815)	115,910
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	CCC	USD	2,500	9,547	(57,905)	67,452
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/18	CCC	EUR	610	(334,464)	(266,833)	(67,631)
Ardagh Packaging Finance PLC	5.00%	Citibank N.A.	3/20/19	CCC+	EUR	2,000	63,678	143,200	(79,522)
Best Buy Co., Inc.	5.00%	Credit Suisse International	3/20/19	BB	USD	10,000	1,042,075	733,896	308,179
Best Buy Co., Inc.	5.00%	Credit Suisse International	3/20/19	BB	USD	4,865	506,970	398,364	108,606
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	1,630	278,695	298,825	(20,130)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	1,630	278,695	304,628	(25,933)
ThyssenKrupp AG	1.00%	Bank of America N.A.	3/20/19	BB	EUR	1,036	(40,919)	(92,488)	51,569
ThyssenKrupp AG	1.00%	Citibank N.A.	3/20/19	BB	EUR	1,036	(40,919)	(88,889)	47,970

38	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC credit default swaps — sold protection outstanding as of September 30, 2014 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
ThyssenKrupp AG	1.00%	Goldman Sachs International	3/20/19	BB	EUR	22	$(852)	$(1,948)	$1,096
ThyssenKrupp AG	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BB	EUR	1,036	(40,919)	(86,570)	45,651
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	B+	EUR	230	27,375	21,920	5,455
Advanced Micro Devices, Inc.	5.00%	Barclays Bank PLC	6/20/19	B	USD	6,070	189,824	294,520	(104,696)
Advanced Micro Devices, Inc.	5.00%	Barclays Bank PLC	6/20/19	B	USD	4,875	152,454	110,334	42,120
Advanced Micro Devices, Inc.	5.00%	Deutsche Bank AG	6/20/19	B	USD	9,745	304,750	215,118	89,632
Astaldi SpA	5.00%	Barclays Bank PLC	6/20/19	B+	EUR	308	5,794	5,689	105
Astaldi SpA	5.00%	Credit Suisse International	6/20/19	B+	EUR	462	8,691	3,328	5,363
Astaldi SpA	5.00%	Credit Suisse International	6/20/19	B+	EUR	310	5,832	11,457	(5,625)
Astaldi SpA	5.00%	Deutsche Bank AG	6/20/19	B+	EUR	302	5,689	12,014	(6,325)
Astaldi SpA	5.00%	Goldman Sachs International	6/20/19	B+	EUR	468	8,796	17,281	(8,485)
Beazer Homes USA, Inc.	5.00%	Bank of America N.A.	6/20/19	CCC	USD	5,000	149,269	153,419	(4,150)
Beazer Homes USA, Inc.	5.00%	Deutsche Bank AG	6/20/19	CCC	USD	1,300	38,810	56,330	(17,520)
Beazer Homes USA, Inc.	5.00%	Goldman Sachs International	6/20/19	CCC	USD	3,200	95,532	131,395	(35,863)
Beazer Homes USA, Inc.	5.00%	Goldman Sachs International	6/20/19	CCC	USD	1,900	56,723	72,440	(15,717)
Best Buy Co., Inc.	5.00%	Credit Suisse International	6/20/19	BB	USD	4,800	478,223	339,487	138,736
Best Buy Co., Inc.	5.00%	Morgan Stanley Capital Services LLC	6/20/19	BB	USD	1,500	149,445	159,995	(10,550)
Boyd Gaming Corp.	5.00%	Goldman Sachs International	6/20/19	Not Rated	USD	6,500	40,743	174,071	(133,328)
Boyd Gaming Corp.	5.00%	Goldman Sachs International	6/20/19	Not Rated	USD	3,500	21,938	124,535	(102,597)
British Telecommunications PLC	1.00%	Bank of America N.A.	6/20/19	BBB	EUR	6,220	134,708	152,338	(17,630)
British Telecommunications PLC	1.00%	HSBC Bank PLC	6/20/19	BBB	EUR	10,365	224,476	243,351	(18,875)
E. ON SE	1.00%	BNP Paribas S.A.	6/20/19	A-	EUR	2,080	52,305	28,383	23,922
E. ON SE	1.00%	JPMorgan Chase Bank N.A.	6/20/19	A-	EUR	3,125	78,583	44,390	34,193
Hochtief AG	5.00%	Citibank N.A.	6/20/19	Not Rated	EUR	460	73,180	63,237	9,943
Hochtief AG	5.00%	Credit Suisse International	6/20/19	Not Rated	EUR	3,070	488,401	430,728	57,673
Hochtief AG	5.00%	Credit Suisse International	6/20/19	Not Rated	EUR	1,005	159,884	145,858	14,026
Hochtief AG	5.00%	Credit Suisse International	6/20/19	Not Rated	EUR	1,005	159,884	147,153	12,731
K. Hovnanian Enterprises, Inc.	5.00%	Bank of America N.A.	6/20/19	CCC	USD	4,865	(92,139)	83,400	(175,539)
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/19	CCC	USD	2,600	(49,242)	12,218	(61,460)
Rexel SA	5.00%	Citibank N.A.	6/20/19	BB	EUR	1,000	112,259	132,070	(19,811)
Rexel SA	5.00%	Citibank N.A.	6/20/19	BB	EUR	765	85,878	104,900	(19,022)
Rexel SA	5.00%	Citibank N.A.	6/20/19	BB	EUR	310	34,800	42,636	(7,836)
Rexel SA	5.00%	Deutsche Bank AG	6/20/19	BB	EUR	765	85,878	108,848	(22,970)
RWE AG	1.00%	Credit Suisse International	6/20/19	BBB+	EUR	2,080	47,721	25,621	22,100
RWE AG	1.00%	JPMorgan Chase Bank N.A.	6/20/19	BBB+	EUR	3,125	71,697	38,713	32,984
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BBB-	USD	1,550	(108,651)	(45,833)	(62,818)
TUI AG	5.00%	Barclays Bank PLC	6/20/19	B+	EUR	395	50,711	63,098	(12,387)
TUI AG	5.00%	Citibank N.A.	6/20/19	B+	EUR	1,020	130,949	164,964	(34,015)
TUI AG	5.00%	Credit Suisse International	6/20/19	B+	EUR	1,020	130,949	165,039	(34,090)
TUI AG	5.00%	Credit Suisse International	6/20/19	B+	EUR	985	126,456	158,636	(32,180)

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	39

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC credit default swaps — sold protection outstanding as of September 30, 2014 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TUI AG	5.00%	JPMorgan Chase Bank N.A.	6/20/19	B+	EUR	1,020	$130,949	$169,928	$(38,979)
TUI AG	5.00%	JPMorgan Chase Bank N.A.	6/20/19	B+	EUR	590	75,745	96,156	(20,411)
Vodafone Group PLC	1.00%	Bank of America N.A.	6/20/19	A-	EUR	9,115	174,394	211,062	(36,668)
Vodafone Group PLC	1.00%	Barclays Bank PLC	6/20/19	A-	EUR	11,845	226,625	270,421	(43,796)
Vodafone Group PLC	1.00%	Citibank N.A.	6/20/19	A-	EUR	8,605	164,636	255,515	(90,879)
Vodafone Group PLC	1.00%	Morgan Stanley Capital Services LLC	6/20/19	A-	EUR	10,305	197,161	245,785	(48,624)
Advanced Micro Devices, Inc.	5.00%	Barclays Bank PLC	9/20/19	B	USD	3,100	70,818	201,150	(130,332)
Advanced Micro Devices, Inc.	5.00%	Citibank N.A.	9/20/19	B	USD	3,000	68,534	148,733	(80,199)
Advanced Micro Devices, Inc.	5.00%	Citibank N.A.	9/20/19	B	USD	2,000	45,689	99,158	(53,469)
Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank N.A.	9/20/19	B	USD	3,800	86,809	173,884	(87,075)
Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank N.A.	9/20/19	B	USD	2,400	54,827	124,464	(69,637)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB+	EUR	890	(81,940)	(78,201)	(3,739)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB+	EUR	890	(81,940)	(75,047)	(6,893)
ArcelorMittal	1.00%	Citibank N.A.	9/20/19	BB+	EUR	1,780	(163,880)	(154,391)	(9,489)
ArcelorMittal	1.00%	Credit Suisse International	9/20/19	BB+	EUR	1,780	(163,881)	(150,095)	(13,786)
Best Buy Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	9/20/19	BB	USD	5,100	483,444	546,294	(62,850)
Boyd Gaming Corp.	5.00%	Citibank N.A.	9/20/19	Not Rated	USD	10,000	(61,296)	253,983	(315,279)
Boyd Gaming Corp.	5.00%	Goldman Sachs International	9/20/19	Not Rated	USD	5,000	(30,648)	(60,959)	30,311
Carlsberg Breweries A/S	1.00%	JPMorgan Chase Bank N.A.	9/20/19	Not Rated	EUR	880	7,221	6,057	1,164
K. Hovnanian Enterprises, Inc.	5.00%	Deutsche Bank AG	9/20/19	CCC	USD	5,000	(153,851)	109,862	(263,713)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	USD	2,233	(10,367)	9,194	(19,561)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	USD	920	(4,269)	4,270	(8,539)
Valero Energy Corp.	1.00%	Citibank N.A.	9/20/19	BBB	USD	500	(2,322)	4,223	(6,545)
Valero Energy Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/19	BBB	USD	8,259	(38,346)	18,487	(56,833)
Valero Energy Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/19	BBB	USD	1,854	(8,607)	22,687	(31,294)
D.R. Horton, Inc.	1.00%	Citibank N.A.	12/20/19	BB	USD	3,500	(178,919)	(164,270)	(14,649)
Lennar Corp.	5.00%	Goldman Sachs International	12/20/19	BB	USD	5,000	621,805	660,605	(38,800)
Lennar Corp.	5.00%	JPMorgan Chase Bank N.A.	12/20/19	BB	USD	7,400	920,271	893,979	26,292
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BBB-	USD	3,580	(330,227)	(291,780)	(38,447)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BBB-	USD	3,580	(330,228)	(284,836)	(45,392)
Transocean, Inc.	1.00%	Barclays Bank PLC	12/20/19	BBB-	USD	10,000	(922,979)	(835,045)	(87,934)
Transocean, Inc.	1.00%	Goldman Sachs International	12/20/19	BBB-	USD	8,275	(763,765)	(579,838)	(183,927)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	BBB-	USD	10,615	(979,726)	(978,633)	(1,093)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	BBB-	USD	3,580	(330,227)	(317,077)	(13,150)
Glencore International AG	1.00%	BNP Paribas S.A.	6/20/21	BBB	EUR	1,050	(68,688)	(126,421)	57,733
Glencore International AG	1.00%	Citibank N.A.	6/20/21	BBB	EUR	2,100	(137,377)	(260,253)	122,876
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	4,575	(161,314)	(308,871)	147,557
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	4,940	(174,184)	(352,211)	178,027
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	4,935	(174,007)	(326,938)	152,931

40	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC credit default swaps — sold protection outstanding as of September 30, 2014 were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA Series 7 AAA	0.50%	Barclays Bank PLC	1/17/47	AAA	USD	7,981	$(248,148)	$(248,637)	$489
CMBX.NA Series 7 AAA	0.50%	Morgan Stanley Capital Services LLC	1/17/47	AAA	USD	3,989	(123,695)	(105,573)	(18,122)
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	1,925	(88,594)	(277,836)	189,242
Total							$11,435,981	$7,877,995	$3,557,986

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.46%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	9/25/15	ZAR	5,675,241	$(404,400)	$(14,414)	$(389,986)
6.53%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	9/26/15	ZAR	5,675,241	(118,169)	(22,703)	(95,466)
11.18%[1]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	329,647	(1,117,512)	(5,967)	(1,111,545)
11.12%[1]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	284,790	(1,016,441)	(4,363)	(1,012,078)
12.05%[1]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	272,780	1,340,043	(7,339)	1,347,382
11.43%[1]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	217,151	(486,937)	(6,332)	(480,605)
11.36%[1]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	196,541	(438,087)	(2,598)	(435,489)
11.12%[1]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	56,657	(200,137)	(438)	(199,699)
11.26%[1]	1-day BZDIOVER	Deutsche Bank AG	1/04/16	BRL	673,432	(2,049,409)	(14,661)	(2,034,748)
11.87%[1]	1-day BZDIOVER	Deutsche Bank AG	1/04/16	BRL	243,551	710,556	(12,923)	723,479
11.77%[1]	1-day BZDIOVER	Deutsche Bank AG	1/04/16	BRL	226,101	974,740	(80,889)	1,055,629
11.41%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	295,268	(525,051)	(4,222)	(520,829)
11.63%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	253,378	(371,910)	(9,267)	(362,643)
11.80%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	248,593	(296,285)	6,192	(302,477)
11.68%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	245,758	(276,726)	(9,887)	(266,839)
11.76%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	245,043	466,649	(4,891)	471,540
11.83%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	241,715	685,551	(10,394)	695,945
10.89%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	222,314	(1,090,722)	(979)	(1,089,743)
11.22%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	215,642	(558,761)	(2,206)	(556,555)
11.91%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	105,877	384,115	(2,475)	386,590
6.85%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	9/25/16	ZAR	2,937,773	542,542	18,703	523,839
6.95%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	9/26/16	ZAR	2,937,773	62,316	23,970	38,346
11.17%[2]	1-day BZDIOVER	Credit Suisse International	1/02/17	BRL	141,174	1,202,460	2,567	1,199,893
11.49%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/17	BRL	161,321	(825,230)	(5,470)	(819,760)
2.35%[1]	6-month WIBOR	Deutsche Bank AG	9/11/19	PLN	214,150	79,871	—	79,871
2.32%[1]	6-month WIBOR	JPMorgan Chase Bank N.A.	9/11/19	PLN	109,220	(8,849)	—	(8,849)
2.38%[1]	6-month WIBOR	Citibank N.A.	9/15/19	PLN	112,560	98,584	—	98,584
2.37%[1]	6-month WIBOR	Deutsche Bank AG	9/15/19	PLN	171,700	121,158	—	121,158
2.44%[1]	6-month WIBOR	Barclays Bank PLC	9/16/19	PLN	199,620	326,708	—	326,708
2.45%[1]	6-month WIBOR	HSBC Bank PLC	9/16/19	PLN	113,645	199,886	—	199,886
3.27%[2]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	5,230	(391,742)	—	(391,742)
0.87%[2]	6-month PRIBOR	Goldman Sachs International	9/19/21	CZK	2,449,418	(206,408)	—	(206,408)
0.89%[2]	6-month PRIBOR	Morgan Stanley Capital Services LLC	9/22/21	CZK	600,001	(86,243)	—	(86,243)
5.41%[2]	6-month BUBOR	Goldman Sachs International	12/16/23	HUF	6,001,275	(3,922,647)	—	(3,922,647)
5.38%[2]	6-month BUBOR	JPMorgan Chase Bank N.A.	2/19/24	HUF	2,000,000	(1,262,244)	—	(1,262,244)
2.86%[1]	KRW 3-month Certificate of Deposit	Deutsche Bank AG	7/25/24	KRW	56,000,000	819,993	(942)	820,935
6.19%[1]	28-day MXIBTIIE	Goldman Sachs International	7/25/24	MXN	750,000	(737,606)	(4,608)	(732,998)

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	41

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC interest rate swaps outstanding as of September 30, 2014 were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.89%[1]	KRW 3-month Certificate of Deposit	Bank of America N.A.	7/31/24	KRW	56,000,000	$929,195	$6,270	$922,925
5.99%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	8/26/24	MXN	260,724	(571,653)	—	(571,653)
2.86%[1]	KRW 3-month Certificate of Deposit	Bank of America N.A.	8/28/24	KRW	57,891,840	836,690	(717)	837,407
6.26%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/09/24	MXN	322,759	(243,427)	(2,006)	(241,421)
6.42%[1]	28-day MXIBTIIE	Deutsche Bank AG	9/16/24	MXN	217,235	25,207	(1,413)	26,620
6.41%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/16/24	MXN	434,471	18,252	(2,814)	21,066
6.46%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/17/24	MXN	329,301	96,163	(4,311)	100,474
6.37%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/18/24	MXN	217,235	(51,139)	(1,386)	(49,753)
3.55%[2]	3-month LIBOR	Deutsche Bank AG	7/29/44	GBP	51,271	(341,463)	—	(341,463)
Total						$(7,678,519)	$(182,913)	$(7,495,606)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

[3]	Forward swap.

•	OTC total return swaps outstanding as of September 30, 2014 were as follows:

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	JPMorgan Chase Bank N.A.	11/08/14	EUR	6,557	$(1,907,948)	—	$(1,907,948)
Repsol SA	3-month EURIBOR minus 0.50%[1]	Citibank N.A.	11/12/14	EUR	275	(203,621)	—	(203,621)
iBoxx GBP Corporate Index	3-month GBP LIBOR[2]	JPMorgan Chase Bank N.A.	12/20/14	GBP	77,440	3,257,866	—	3,257,866
Repsol SA	3-month EURIBOR minus 0.50%[1]	Citibank N.A.	1/19/15	EUR	7	(176,263)	—	(176,263)
UniCredit SpA	3-month EURIBOR plus 0.10%[1]	Bank of America N.A.	1/21/15	EUR	328	(128,532)	—	(128,532)
Volkswagen AG	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	1/30/15	EUR	12	379,247	—	379,247
Volkswagen AG	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	1/30/15	EUR	10	342,887	—	342,887
Volkswagen AG	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	2/02/15	EUR	20	662,034	—	662,034
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	4/02/15	EUR	55	1,876,426	—	1,876,426
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	4/02/15	EUR	38	1,284,426	—	1,284,426
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	4/02/15	EUR	22	749,486	—	749,486
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	4/02/15	EUR	2	100,779	—	100,779
Banco Santander SA	3-month EURIBOR minus 0.30%[1]	Bank of America N.A.	4/09/15	EUR	383	(216,886)	—	(216,886)

42	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC total return swaps outstanding as of September 30, 2014 were as follows: (continued)

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA	3-month EURIBOR minus 0.40%[1]	Citibank N.A.	5/04/15	EUR	4,186	$170,540	—	$170,540
Telecom Italia SpA	3-month EURIBOR minus 0.40%[1]	Citibank N.A.	5/07/15	EUR	4,214	171,770	—	171,770
Volkswagen AG	3-month EURIBOR minus 0.20%[1]	Bank of America N.A.	5/22/15	EUR	28	911,573	—	911,573
Volkswagen AG	3-month EURIBOR minus 0.40%[1]	Bank of America N.A.	5/22/15	EUR	28	931,388	—	931,388
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	6/11/15	EUR	584	67,430	—	67,430
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	6/12/15	EUR	1,553	181,316	—	181,316
Repsol SA	3-month EURIBOR minus 0.50%[3]	Citibank N.A.	7/17/15	EUR	7	(171,727)	—	(171,727)
Telecom Italia SpA	3-month EURIBOR minus 0.30%	BNP Paribas S.A.	7/17/15	EUR	6,977	(259,579)	—	(259,579)
Aperam SA	3-month EURIBOR minus 0.25%[3]	BNP Paribas S.A.	9/18/15	EUR	14	41,540	—	41,540
Banco Popular Espanol SA	3-month EURIBOR minus 0.15%[3]	JPMorgan Chase Bank N.A.	9/18/15	EUR	479	24,848	—	24,848
Micron Technology, Inc.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	9/24/15	USD	191	(461,257)	—	(461,257)
Aperam SA	3-month EURIBOR minus 0.35%[1]	JPMorgan Chase Bank N.A.	9/30/15	EUR	3	1,508	—	1,508
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Deutsche Bank AG	1/12/39	USD	14,842	(2,668)	$12,089	(14,757)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Bank of America N.A.	1/12/41	USD	28,387	73,693	106,554	(32,861)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Bank of America N.A.	1/12/41	USD	22,911	59,477	90,637	(31,160)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Bank of America N.A.	1/12/41	USD	14,150	36,733	46,480	(9,747)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Bank of America N.A.	1/12/41	USD	12,748	(33,093)	19,919	(53,012)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Bank of America N.A.	1/12/41	USD	12,704	32,979	(75,611)	108,590
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Bank of America N.A.	1/12/41	USD	12,616	(32,752)	(11,828)	(20,924)

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	43

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC total return swaps outstanding as of September 30, 2014 were as follows: (continued)

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Citibank N.A.	1/12/41	USD	29,745	$(77,218)	$(100,484)	$23,266
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Citibank N.A.	1/12/41	USD	29,701	(77,104)	(236,787)	159,683
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citibank N.A.	1/12/41	USD	28,387	73,692	(10,886)	84,578
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citibank N.A.	1/12/41	USD	28,080	72,896	(149,251)	222,147
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citibank N.A.	1/12/41	USD	28,080	72,896	(149,251)	222,147
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Citibank N.A.	1/12/41	USD	28,080	(72,896)	(179,390)	106,494
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Citibank N.A.	1/12/41	USD	26,021	(67,551)	(175,848)	108,297
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citibank N.A.	1/12/41	USD	25,759	66,869	(36,680)	103,549
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Citibank N.A.	1/12/41	USD	24,926	(64,708)	18,666	(83,374)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Citibank N.A.	1/12/41	USD	24,532	(63,684)	(26,672)	(37,012)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Citibank N.A.	1/12/41	USD	24,181	(62,775)	(84,769)	21,994
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Citibank N.A.	1/12/41	USD	24,050	(62,434)	(37,543)	(24,891)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Citibank N.A.	1/12/41	USD	20,589	(53,450)	52,169	(105,619)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	29,132	(75,625)	(57,311)	(18,314)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	28,256	(73,351)	(148,901)	75,550
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	28,212	73,238	(25,520)	98,758

44	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC total return swaps outstanding as of September 30, 2014 were as follows: (continued)

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	28,212	$73,238	$(16,704)	$89,942
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	28,168	(73,124)	(66,418)	(6,706)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	28,124	(73,010)	45,443	(118,453)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	26,503	68,803	23,248	45,555
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	25,539	66,300	(174,043)	240,343
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	25,539	(66,301)	39,905	(106,206)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	25,496	66,187	(202,354)	268,541
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	25,014	64,936	(24,964)	89,900
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	25,014	(64,936)	(14,017)	(50,919)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	24,882	(64,595)	(201,436)	136,841
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	14,237	36,960	40,094	(3,134)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	14,193	(36,846)	16,683	(53,529)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	14,150	36,733	(35,374)	72,107
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	14,150	36,732	2,362	34,370
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	14,018	(36,392)	(73,874)	37,482
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	13,931	36,164	(68,404)	104,568

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	45

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC total return swaps outstanding as of September 30, 2014 were as follows: (continued)

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	13,887	$36,051	$(97,037)	$133,088
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	13,142	(34,117)	(80,598)	46,481
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	13,098	(34,004)	(80,330)	46,326
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	13,011	(33,776)	42,184	(75,960)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	12,748	33,093	(44,726)	77,819
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	12,748	33,093	1,675	31,418
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	12,748	(33,093)	19,919	(53,012)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	12,704	32,980	(30,542)	63,522
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	12,704	32,980	1,669	31,311
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	12,135	(31,501)	72,136	(103,637)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Deutsche Bank AG	1/12/41	USD	25,496	66,187	(57,583)	123,770
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Deutsche Bank AG	1/12/41	USD	21,728	56,406	(45,448)	101,854
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Deutsche Bank AG	1/12/41	USD	14,150	36,732	(9,848)	46,580
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Deutsche Bank AG	1/12/41	USD	12,748	33,093	(24,808)	57,901
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Deutsche Bank AG	1/12/41	USD	12,441	32,297	16,479	15,818
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/41	USD	32,373	(84,041)	(210,383)	126,342

46	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC total return swaps outstanding as of September 30, 2014 were as follows: (continued)

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/41	USD	29,088	$(75,512)	$(19,523)	$(55,989)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/41	USD	28,562	(74,147)	(173,168)	99,021
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	28,343	73,579	30,297	43,282
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	28,080	72,897	(178,667)	251,564
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	27,817	72,214	(165,240)	237,454
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/41	USD	26,240	(68,120)	(102,141)	34,021
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	22,604	58,681	(32,590)	91,271
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/41	USD	14,938	(38,780)	(91,773)	52,993
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/41	USD	14,456	(37,529)	(65,059)	27,530
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	14,237	36,960	48,992	(12,032)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	14,193	36,847	(27,116)	63,963
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/41	USD	14,193	(36,847)	15,372	(52,219)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	14,150	36,733	38,290	(1,557)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/41	USD	13,931	(36,164)	(106,409)	70,245
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/41	USD	13,931	(36,164)	(36,508)	344
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	13,887	36,050	(4,439)	40,489

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	47

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC total return swaps outstanding as of September 30, 2014 were as follows: (concluded)

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/41	USD	12,835	$(33,321)	$20,055	$(53,376)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	12,792	33,207	(101,525)	134,732
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	12,748	33,094	(40,742)	73,836
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	12,748	33,094	12,585	20,509
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	12,704	32,980	(86,573)	119,553
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	12,616	32,752	37,007	(4,255)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	12,573	32,639	(16,476)	49,115
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	JPMorgan Chase Bank N.A.	1/12/41	USD	24,050	(62,434)	36,896	(99,330)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	JPMorgan Chase Bank N.A.	1/12/41	USD	18,399	(47,764)	73,833	(121,597)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	JPMorgan Chase Bank N.A.	1/12/41	USD	13,142	(34,117)	22,588	(56,705)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	JPMorgan Chase Bank N.A.	1/12/41	USD	12,616	32,752	38,978	(6,226)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	JPMorgan Chase Bank N.A.	1/12/41	USD	12,573	(32,639)	(49,468)	16,829
Total						$7,626,585	$(3,319,836)	$10,946,421

[1]	Fund pays the total return of the reference entity and receives the floating rate. Net payment made at termination.

[2]	Fund receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.

[3]	Fund pays the total return of the reference entity and receives the floating rate.

[4]	Fund pays the floating rate and receives the total return of the reference entity.

48	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	OTC total return — variance swaps outstanding as of September 30, 2014 were as follows:

Index	Variance Strike Price		Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EURO STOXX 50
Index	EUR	460.10	BNP Paribas S.A.	3/20/15	EUR	3	$(786,963)	—	$(786,963)
S&P 500 Index	USD	336.72	BNP Paribas S.A.	3/20/15	USD	5	761,677	—	761,677
Total							$(25,286)	—	$(25,286)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	49

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,239,771,524	$331,705,503	$2,571,477,027
Common Stocks	$135,201,213	21,618,488	—	156,819,701
Corporate Bonds	—	3,691,221,266	23,673,012	3,714,894,278
Floating Rate Loan Interests	—	194,633,823	98,886,041	293,519,864
Foreign Agency Obligations	—	134,798,970	—	134,798,970
Foreign Government Obligations	—	2,634,251,530	—	2,634,251,530
Investment Companies	49,193,250	—	—	49,193,250
Non-Agency Mortgage-Backed Securities	—	1,549,952,241	346,688,891	1,896,641,132
Preferred Securities	90,191,409	303,426,281	4,576,538	398,194,228
Taxable Municipal Bonds	—	705,238,222	—	705,238,222
U.S. Government Sponsored Agency Securities	—	17,860,631,433	4,788,732	17,865,420,165
U.S. Treasury Obligations	—	3,030,770,741	—	3,030,770,741
Warrants	—	—	927,559	927,559
Short-Term Securities:
Borrowed Bond Agreements	—	1,959,054,539	—	1,959,054,539
Foreign Agency Obligations	—	200,775,622	—	200,775,622
Money Market Funds	3,303,791,983	—	—	3,303,791,983
Options Purchased:
Credit Contracts	—	1,139,809	—	1,139,809
Equity Contracts	26,596,491	959,649	—	27,556,140
Foreign Currency Exchange Contracts	—	135,625,344	—	135,625,344
Interest Rate Contracts	21,858,988	47,885,036	—	69,744,024
Liabilities:
Investments:
TBA Sale Commitments	—	(14,838,301,190)	—	(14,838,301,190)
Borrowed Bonds	—	(1,955,167,264)	—	(1,955,167,264)
Unfunded floating rate loan interests	—	(896,128)	—	(896,128)
Total	$3,626,833,334	$17,917,389,936	$811,246,276	$22,355,469,546

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$12,660,766	—	$12,660,766
Equity contracts	$1,418,397	8,658,875	—	10,077,272
Foreign currency exchange contracts	—	375,382,312	—	375,382,312
Interest rate contracts	23,780,901	18,552,770	—	42,333,671
Liabilities:			—
Credit contracts	—	(24,616,849)	—	(24,616,849)
Equity contracts	(1,551,884)	(4,312,776)	—	(5,864,660)
Foreign currency exchange contracts	—	(240,654,852)	—	(240,654,852)
Interest rate contracts	(11,534,330)	(78,443,348)	—	(89,977,678)
Total	$12,113,084	$67,226,898	—	$79,339,982

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

50	BLACKROCK FUNDS II	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Income Opportunities Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$10,751,689	—	—	$10,751,689
Foreign currency at value	118,771,555	—	—	118,771,555
Cash pledged for financial futures contracts	97,577,000	—	—	97,577,000
Cash pledged for centrally cleared swaps	35,615,000	—	—	35,615,000
Cash pledged as collateral for borrowed bond agreements	3,107,056	—	—	3,107,056
Cash pledged as collateral for TBA commitments	70,000	—	—	70,000
Cash pledged as collateral for OTC derivatives	519,700	—	—	519,700
Liabilities:
Cash received as collateral for TBA commitments	—	$(5,650,000)	—	(5,650,000)
Cash received as collateral for borrowed bond agreements	—	(1,433,000)	—	(1,433,000)
Cash received as collateral for OTC derivatives	—	(17,270,000)	—	(17,270,000)
Total	$266,412,000	$(24,353,000)	—	$242,059,000

There were no transfers between Level 1 and Level 2 during the six months ended September 30, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Securities	U.S. Government Sponsored Agency Securities	Warrants	Total
Assets:
Opening Balance, as of December 31, 2013	$544,025,237	$49,988,714	$16,926,346	$235,031,974	—	—	$135,410	$846,107,681
Transfers into Level 3	18,937,268	—	8,790,271	—	—	—	—	27,727,539
Transfers out of Level 3[2]	(196,336,624)	—	—	(61,223,639)	—	—	—	(257,560,263)
Accrued discounts/premiums	445,404	7,896	(30,304)	275,525	—	—	—	698,521
Net realized gain (loss)	2,704,483	657,713	(176,158)	456,083	—	—	99,539	3,741,660
Net change in unrealized appreciation/depreciation[3]	(987,690)	(284,856)	(2,105,628)	2,526,771	$248,394	$95,692	423,661	(83,656)
Purchases	338,537,665	7,016,083	95,448,480	216,676,648	4,328,144	4,693,040	652,607	667,352,667
Sales	(375,620,240)	(33,712,538)	(19,966,966)	(47,054,471)	—	—	(383,658)	(476,737,873)
Closing Balance, as of September 30, 2014	$331,705,503	$23,673,012	$98,886,041	$346,688,891	$4,576,538	$4,788,732	$927,559	$811,246,276

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014[3]	$(3,973,045)	$123,245	$(2,547,819)	$2,223,602	$248,394	$95,692	$423,661	$(3,406,270)

[2]

As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $257,560,263 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at September 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	SEPTEMBER 30, 2014	51

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: November 24, 2014